As filed with the U.S. Securities and Exchange Commission on 01/09/2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: May 1, 2019 through October 31, 2019

Updated July 14, 2017

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

October 31, 2019

Pacer Trendpilot® US Large Cap ETF *Ticker: PTLC*
Pacer Trendpilot® US Mid Cap ETF *Ticker: PTMC*
Pacer Trendpilot® 100 ETF *Ticker: PTNQ*
Pacer Trendpilot® European Index ETF *Ticker: PTEU*
Pacer Global Cash Cows Dividend ETF *Ticker: GCOW*
Pacer US Cash Cows 100 ETF *Ticker: COWZ*
Pacer US Small Cap Cash Cows 100 ETF *Ticker: CALF*
Pacer Developed Markets International Cash Cows 100 ETF *Ticker: ICOW*
Pacer WealthShield ETF *Ticker: PWS*
Pacer Military Times Best Employers ETF *Ticker: VETS*
Pacer Benchmark Retail Real Estate SCTR℠ ETF *Ticker: RTL*
Pacer Benchmark Industrial Real Estate SCTR℠ ETF *Ticker: INDS*
Pacer Benchmark Data & Infrastructure Real Estate SCTR℠ ETF *Ticker: SRVR*
Pacer US Export Leaders ETF *Ticker: PEXL*
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF *Ticker: SZNE*
Pacer US Cash Cows Growth ETF *Ticker: BUL*
Pacer Trendpilot® International ETF *Ticker: PTIN*
Pacer Emerging Markets Cash Cows 100 ETF *Ticker: ECOW*
Pacer Cash Cows Fund of Funds ETF *Ticker: HERD*
Pacer Trendpilot® Fund of Funds ETF *Ticker: TRND*
Pacer Trendpilot® US Bond ETF *Ticker: PTBD*

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds' reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

PACER ETFs

877-337-0500 ▪ www.paceretfs.com

Pacer Funds

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2019

Pacer Trendpilot® US Large Cap ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-Cyclical	21.9%
Financial	17.9%
Technology	17.8%
Communications	14.9%
Industrial	9.1%
Consumer, Cyclical	8.4%
Energy	4.3%
Utilities	3.5%
Basic Materials	2.1%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	10.4%
Liabilities in Excess of Other Assets	-10.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the The Pacer Trendpilot® US Large Cap Index.

Pacer Trendpilot® US Mid Cap ETF

Sector(a)	Percentage of Net Assets
Financial	27.3%
Industrial	19.9%
Consumer, Non-Cyclical	15.3%
Consumer, Cyclical	13.9%
Technology	8.4%
Utilities	4.4%
Basic Materials	4.3%
Communications	3.5%
Energy	2.6%
Short-Term Investments	0.4%
Investments Purchased with Proceeds from Securities Lending	27.6%
Liabilities in excess of other assets	-27.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the The Pacer Trendpilot® US Mid Cap Index.

Pacer Trendpilot® 100 ETF

Sector(a)	Percentage of Net Assets
Technology	42.6%
Communications	34.5%
Consumer, Non-Cyclical	14.1%
Consumer, Cyclical	7.2%
Industrial	0.8%
Utilities	0.4%
Financial	0.3%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	7.9%
Liabilities in Excess of Other Assets	-8.0%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer nasdaq-100 Trendpilot® Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2019

Pacer Trendpilot® European Index ETF

Country(a)	Percentage of Net Assets
France	31.3%
Germany	27.5%
Netherlands	10.5%
Spain	9.5%
Italy	7.2%
Finland	3.9%
Belgium	3.2%
United Kingdom	3.0%
Ireland	0.8%
Austria	0.8%
Luxembourg	0.6%
Portugal	0.5%
Greece	0.4%
Switzerland	0.3%
Short-Term Investments	0.0%*
Investments Purchased with Proceeds from Securities Lending	3.1%
Liabilities in excess of other assets	-2.8%
Total	100.0%

*	Less than 0.05%
(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.

Pacer Global Cash Cows Dividend ETF

Sector(a)	Percentage of Net Assets
Energy	20.2%
Communications	18.6%
Consumer, Non-Cyclical	16.6%
Consumer, Cyclical	14.8%
Basic Materials	12.8%
Industrial	6.6%
Technology	4.3%
Financial	3.0%
Utilities	2.6%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	17.0%
Liabilities in excess of other assets	-16.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Global Cash Cows Dividend 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2019

Pacer US Cash Cows 100 ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-Cyclical	25.2%
Consumer, Cyclical	16.1%
Communications	15.8%
Technology	14.7%
Basic Materials	9.5%
Industrial	7.5%
Energy	6.5%
Utilities	2.6%
Financial	1.8%
Exchange Traded Funds	0.1%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	20.7%
Liabilities in excess of other assets	-20.7%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows 100 Index.

Pacer US Small Cap Cash Cows 100 ETF

Sector(a)	Percentage of Net Assets
Consumer, Cyclical	28.9%
Industrial	20.6%
Consumer, Non-Cyclical	20.1%
Technology	10.8%
Energy	6.9%
Basic Materials	5.3%
Communications	5.1%
Short-Term Investments	0.0%*
Investments Purchased with Proceeds from Securities Lending	27.2%
Liabilities in excess of other assets	-27.0%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer US Small Cap Cash Cows 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2019

Pacer Developed Markets International Cash Cows 100 ETF

Sector(a)	Percentage of Net Assets
Consumer, Cyclical	25.4%
Basic Materials	15.9%
Energy	14.2%
Consumer, Non-Cyclical	13.2%
Communications	10.8%
Technology	10.0%
Industrial	7.7%
Utilities	2.1%
Short-Term Investments	0.0%*
Investments Purchased with Proceeds from Securities Lending	15.9%
Liabilities in excess of other assets	-15.4%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Developed Markets International Cash Cows 100 Index.

Pacer WealthShield ETF

Sector(a)	Percentage of Net Assets
Financial	40.0%
Utilities	20.1%
Consumer, Non-Cyclical	17.8%
Technology	16.9%
Consumer, Cyclical	3.6%
Communications	1.3%
Industrial	0.3%
Short-Term Investments	0.0%*
Investments Purchased with Proceeds from Securities Lending	17.0%
Liabilities in Excess of Other Assets	-17.0%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer WealthShield Index.

Pacer Military Times Best Employers ETF

Sector(a)	Percentage of Net Assets
Financial	23.2%
Technology	10.1%
Industrial	16.5%
Consumer, Non-Cyclical	20.9%
Communications	10.5%
Consumer, Cyclical	10.3%
Utilities	8.2%
Short-Term Investments	0.3%
Other assets in excess of liabilities	0.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Military Times Best for VETSSM Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2019

Pacer Benchmark Retail Real Estate ETF

Sector(a)	Percentage of Net Assets
Financial	99.8%
Investments Purchased with Proceeds from Securities Lending	8.7%
Technology	0.0%*
Short-Term Investments	0.1%
Liabilities in excess of other assets	-8.6%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Benchmark Retail Real Estate SCTRSM Index.

Pacer Benchmark Industrial Real Estate ETF

Sector(a)	Percentage of Net Assets
Financial	99.7%
Investments Purchased with Proceeds from Securities Lending	6.1%
Short-Term Investments	0.0%*
Liabilities in excess of other assets	-5.8%
Total	100.0%

*	Less than 0.05%
(a)	The Fund may classify a company in a different category than the Pacer Benchmark Industrial Real Estate SCTRSM Index.

Pacer Benchmark Data & Infrastructure Real Estate ETF

Sector(a)	Percentage of Net Assets
Financial	86.0%
Communications	9.0%
Technology	4.9%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	22.6%
Liabilities in excess of other assets	-22.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Benchmark Data & Infrastructure Real Estate SCTRSM Index.

Pacer US Export Leaders ETF

Sector(a)	Percentage of Net Assets
Technology	31.2%
Industrial	29.7%
Consumer, Non-Cyclical	15.0%
Consumer, Cyclical	10.3%
Basic Materials	5.8%
Communications	5.0%
Energy	1.8%
Utilities	1.1%
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.0%*
Total	100.0%

*	Less than 0.05%
(a)	The Fund may classify a company in a different category than the Pacer US Export Leaders Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2019

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

Sector(a)	Percentage of Net Assets
Industrial	26.4%
Consumer, Cyclical	25.9%
Technology	17.0%
Basic Materials	16.7%
Consumer, Non-Cyclical	7.3%
Communications	4.9%
Financial	1.4%
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index.

Pacer US Cash Cows Growth ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-Cyclical	24.7%
Technology	21.5%
Communications	19.1%
Industrial	15.4%
Energy	10.6%
Consumer, Cyclical	6.6%
Financial	2.0%
Short-Term Investments	0.2%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows Growth ETF.

Pacer Trendpilot International ETF

Sector(a)	Percentage of Net Assets
Consumer, Non-Cyclical	24.1%
Financial	22.7%
Consumer, Cyclical	11.7%
Industrial	11.3%
Energy	6.6%
Technology	5.8%
Basic Materials	5.5%
Communications	5.0%
Utilities	3.3%
Diversified	0.3%
Exchange Traded Funds	3.3%
Short-Term Investments	0.4%
Other Assets in Excess of Liabilities	0.0%*
Total	100.0%

*	Less than 0.05%
(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® International ETF.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2019

Pacer Emerging Markets Cash Cows 100 ETF

Sector(a)	Percentage of Net Assets
Energy	22.2%
Basic Materials	16.6%
Communications	11.7%
Industrial	10.6%
Consumer, Cyclical	9.3%
Technology	7.6%
Consumer, Non-Cyclical	6.1%
Utilities	5.0%
Financial	1.6%
Diversified	1.4%
Exchange Traded Funds	7.2%
Short-Term Investments	0.3%
Other Assets in Excess of Liabilities	0.3%
Total	21.9%

(a)	The Fund may classify a company in a different category than the Pacer Emerging Markets Cash Cows 100 Index.

Pacer Cash Cows Fund of Funds ETF

Sector(a)	Percentage of Net Assets
Exchange Traded Funds	99.9%
Short-Term Investments	0.1%
Liabilities in excess of other assets	0.0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Cash Cows Fund of Funds Index.

Pacer Trendpilot Fund of Funds ETF

Sector(a)	Percentage of Net Assets
Exchange Traded Funds	99.9%
Short-Term Investments	0.1%
Liabilities in excess of other assets	0.0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® Fund of Funds Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2019

Pacer Trendpilot US Bond ETF

Sector(a)	Percentage of Net Assets
Industrial	20.5%
Consumer, Cyclical	18.9%
Energy	14.8%
Financial	9.9%
Basic Materials	9.3%
Communications	7.4%
Technology	6.4%
Utilities	5.6%
Consumer, Non-Cyclical	5.2%
Other Assets in Excess of Liabilities	2.0%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Bond Index.

Pacer Trendpilot® US Large Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Large Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P 500 Index, (ii) 50% to the S&P 500 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P 500 Total Return Index and its 200-business day historical simple moving average. The S&P 500 Total Return Index is a total return version of the S&P 500 Index and reflects the reinvestment of dividends paid by the securities in the S&P 500 Index.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2019)

	One Year	Three Year	Since Inception(2)
Pacer Trendpilot® US Large Cap ETF - NAV	10.64%	12.86%	6.41%
Pacer Trendpilot® US Large Cap ETF - Market	10.58%	12.87%	6.42%
Pacer Trendpilot® US Large Cap Index(3)(4)	11.34%	13.57%	7.08%
S&P 500 IndexTM (4)	14.33%	14.91%	10.90%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Effective November 1, 2017, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Pacer Trendpilot® US Large Cap Index. Prior to November 1, 2017, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Pacer Wilshire US Large-Cap TrendpilotTM Index. Performance shown for periods beginning November 1, 2017 is that of the Pacer Trendpilot® US Large Cap Index, and performance shown for periods prior to November 1, 2017 is that of the Pacer Wilshire US Large-Cap TrendpilotTM Index.

(4)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® US Mid Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Mid Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P MidCap 400 Index, (ii) 50% to the S&P MidCap 400 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P MidCap 400 Total Return Index and its 200-business day historical simple moving average.

The S&P MidCap 400 Index is a total return version of the S&P MidCap 400 Index and reflects the reinvestment of dividends paid by the securities in the S&P MidCap 400 Index. The S&P Midcap 400 measures the performance of mid-capitalization stocks in the United States.

Annualized Returns(1)
(For the period ended October 31, 2019)

	One Year	Three Year	Since Inception(2)
Pacer Trendpilot® US Mid Cap ETF - NAV	-4.16%	6.89%	4.36%
Pacer Trendpilot® US Mid Cap ETF - Market	-4.24%	6.85%	4.36%
Pacer Trendpilot® US Mid Cap Index(3)(4)	-3.78%	7.41%	4.95%
S&P MidCap 400 Index(4)	9.02%	10.79%	7.36%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Effective November 1, 2017, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of thePacer Trendpilot® US Mid Cap Index. Prior to November 1, 2017, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Pacer Wilshire US Mind-Cap TrendpilotTM Index. Performance shown for periods beginning November 1, 2017 is that of the Pacer Trendpilot® US Mid Cap Index, and performance shown for periods prior to November 1, 2017 is that of the Pacer Wilshire US Mid-Cap TrendpilotTM Index.

(4)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Pacer Nasdaq-100 Trendpilot® Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Nasdaq-100 Index, (ii) 50% to the Nasdaq-100 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Nasdaq-100 Total Return Index and its 200-business day historical simple moving average. The Nasdaq-100 Total Return Index is a total return version of the Nasdaq-100 Index and reflects the reinvestment of dividends paid by the securities in the Nasdaq-100 Index.

The Nasdaq-100 Index includes approximately 100 of the largest non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Nasdaq-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The Nasdaq 100 Index was developed by Nasdaq OMX. There is no minimum market capitalization requirement for inclusion in the Nasdaq-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements.

Annualized Returns(1)
(For the period ended October 31, 2019)

	One Year	Three Year	Since Inception(2)
Pacer Trendpilot® 100 ETF - NAV	14.25%	18.73%	9.99%
Pacer Trendpilot® 100 ETF - Market	14.01%	18.66%	10.00%
Pacer Nasdaq-100 Trendpilot® Index(3)	14.83%	19.43%	10.68%
Nasdaq-100 Index(3)	17.34%	20.30%	15.66%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® European Index ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® European Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Total Return Index and its 200-business day historical simple moving average.

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. The FTSE Eurozone Total Return Index is a total return version of the FTSE Eurozone Index and reflects the reinvestment of dividend paid by the securities in the FTSE Eurozone Index.

Annualized Returns(1)
(For the period ended October 31, 2019)

	One Year	Three Year	Since Inception(2)
Pacer Trendpilot® European Index ETF - NAV	9.19%	6.17%	2.93%
Pacer Trendpilot® European Index ETF - Market	8.86%	5.79%	2.85%
Pacer Trendpilot® European Index(3)	10.76%	7.69%	4.38%
FTSE Eurozone Index (USD)(3)	11.58%	9.71%	8.08%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 14, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Global Cash Cows Dividend ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 22, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Cash Cows Dividend Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yield backed by a high free cash flow yield. The initial index universe is derived from the component companies of the FTSE Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

The FTSE All-World Developed Large-Cap Index is a market-capitalization weighted index representing the performance of large-cap stocks in developed markets. The FTSE All-World Developed Large-Cap Total Return Index is a total return version of the FTSE Developed Large-Cap Index and reflects the reinvestment of dividends paid by the securities in the FTSE Developed Large-Cap Index.

Annualized Returns(1)
(For the period ended October 31, 2019)

	One Year	Three Year	Since Inception(2)
Pacer Global Cash Cows Dividend ETF - NAV	8.31%	8.27%	8.90%
Pacer Global Cash Cows Dividend ETF - Market	7.93%	8.09%	8.84%
Pacer Global Cash Cows Dividend Index(3)	9.17%	9.22%	9.86%
FTSE All-World Developed Large-Cap Index(3)	13.54%	12.78%	13.35%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is February 22, 2016.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 16, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. The initial index universe is derived from the component companies of the Russell 1000 Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The Russell 1000 Index is a market-capitalization weighted index representing the top 1,000 large-cap stocks in the Russell 3000 Index. The Russell 1000 Total Return Index is a total return version of the Russell 1000 Index that reflects the reinvestment of dividends paid by the securities in the Russell 1000 Index.

Annualized Returns(1)
(For the period ended October 31, 2019)

	One Year	Since Inception(2)
Pacer US Cash Cows 100 ETF - NAV	6.90%	7.90%
Pacer US Cash Cows 100 ETF - Market	6.41%	7.78%
Pacer US Cash Cows 100 Index(3)	7.44%	8.38%
Russell 1000 Index(3)	14.15%	12.84%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.49%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 16, 2016.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Small Cap Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Small Cap Cash Cows Index uses an objective, rules-based methodology to provide exposure to small-capitalization U.S. companies with high free cash flow yields. The initial index universe is derived from the component companies of the S&P Small Cap 600 Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The S&P SmallCap 600 Index measures the performance of 600 small sized companies in the US equity market, with market capitalization ranging from $450 million to $2.1 billion USD. The Index does not overlap holdings with the S&P 500 or S&P MidCap 400.

Annualized Returns(1)
(For the period ended October 31, 2019)

	One Year	Since Inception(2)
Pacer US Small Cap Cash Cows 100 ETF - NAV	-1.47%	2.21%
Pacer US Small Cap Cash Cows 100 ETF - Market	-2.17%	2.11%
Pacer US Small Cap Cash Cows Index(3)	-1.05%	2.45%
S&P SmallCap 600 Index(3)	3.24%	6.88%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.59%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Developed Markets International Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Developed Markets International Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization non-U.S. companies in developed markets with high free cash flow yields. The initial index universe is derived from the component companies of the FTSE Developed ex US Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, and companies with a market capitalization of less than $3 billion are excluded from the Index universe. The remaining companies are ranked by their average daily trading value (“ADTV”) for the prior three months. The 500 companies with the highest ADTV are then ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The FTSE Developed ex-US Index is comprised of Large (85%) and Mid (15%) cap stocks providing coverage of Developed markets (24 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2019)

	One Year	Since Inception(2)
Pacer Developed Markets International Cash Cows 100 ETF - NAV	6.55%	4.23%
Pacer Developed Markets International Cash Cows 100 ETF - Market	6.19%	3.99%
Pacer Developed Markets International Cash Cows 100 Index(3)	7.43%	5.07%
FTSE Developed ex-US Index(3)	10.77%	4.08%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer WealthShield ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 11, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer WealthShield Index uses an objective, rules-based methodology to implement a trend-following strategy that directs some or all of the Index’s exposure to (i) U.S. equity securities or (ii) U.S. Treasury securities depending on the strength of the high-yield corporate (“junk”) bond market relative to U.S. Treasury bonds and the momentum of certain U.S. equity sectors or industries and of long-term U.S. Treasury bonds, as described below.

The S&P 500 Index is a total return version of the S&P 500 Index and reflects the reinvestment of dividends paid by the securities in the S&P 500 Index. The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2019)

	One Year	Since Inception(2)
Pacer WealthShield ETF - NAV	-2.62%	-2.82%
Pacer WealthShield ETF - Market	-2.48%	-2.87%
Pacer WealthShield Index(3)	-2.07%	-2.06%
S&P 500 IndexTM(3)	14.33%	9.39%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 11, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Military Times Best Employers ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on April 9, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Military Times Best Employers Index is composed of the U.S.-listed stocks of companies that have been included in the Best for Vets List for the last three consecutive years, have a minimum market capitalization of $200 million, and meet the Index’s liquidity threshold. Index components are equally weighted at the time of each annual reconstitution of the Index, which is effective at the close of business on the third Friday of each September. As of January 11, 2018, the Index was made up of 37 companies and included significant allocations to companies in the financial, industrial, and information technology sectors. Companies previously included in the Index for two consecutive years that are no longer on the Best for Vets List may continue to be included in the Index if the reason that they are no longer on the Best for Vets List is because they did not complete the most recent Best for Vets Survey.

The S&P 500 Index is a total return version of the S&P 500 Index and reflects the reinvestment of dividends paid by the securities in the S&P 500 Index. The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2019)

	One Year	Since Inception(2)
Pacer Military Times Best Employers ETF - NAV	17.93%	15.28%
Pacer Military Times Best Employers ETF - Market	16.04%	15.34%
Military Times Best for VETSSM Total Return Index(3)	18.18%	15.59%
S&P 500 IndexTM(3)	14.33%	12.30%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is April 9, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Benchmark Retail Real Estate SCTRSM ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 15, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Benchmark Retail Real Estate SCTRSM Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the retail real estate sector (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”).

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

Annualized Returns(1)
(For the period ended October 31, 2019)

	One Year	Since Inception(2)
Pacer Benchmark Retail Real Estate ETF - NAV	12.66%	17.32%
Pacer Benchmark Retail Real Estate ETF - Market	12.50%	17.34%
Benchmark Retail Real Estate SCTR Index(3)	12.72%	17.58%
FTSE NAREIT All Equity REITS Total Return Index(3)	25.32%	21.25%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 15, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Benchmark Industrial Real Estate SCTRSM ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 14, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Benchmark Industrial Real Estate SCTRSM Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the industrial real estate sector (“Industrial Companies”), including companies that derivate at least 85% of their earnings or revenues from self-storage real estate operations (“Self-Storage Companies”). At the time of each reconstitution of the Index, Industrial Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”).

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

Annualized Returns(1)
(For the period ended October 31, 2019)

	One Year	Since Inception(2)
Pacer Benchmark Industrial Real Estate ETF - NAV	39.63%	17.32%
Pacer Benchmark Industrial Real Estate ETF - Market	39.45%	17.34%
Benchmark Industrial Real Estate SCTR Index(3)	40.28%	17.58%
FTSE NAREIT All Equity REITS Total Return Index(3)	25.32%	19.87%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 14, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 15, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Benchmark Data & Infrastructure Real Estate SCTRSM Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”).

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

Annualized Returns(1)
(For the period ended October 31, 2019)

	One Year	Since Inception(2)
Pacer Benchmark Data & Infrastructure Real Estate ETF - NAV	32.94%	21.17%
Pacer Benchmark Data & Infrastructure Real Estate ETF - Market	33.00%	21.34%
Benchmark Data & Infrastructure Real Estate SCTR Index(3)	35.13%	22.90%
FTSE NAREIT All Equity REITS Total Return Index(3)	25.32%	21.25%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 15, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Export Leaders ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 23, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Export Leaders Index uses an objective, rules-based methodology to measure the performance of an equal weight portfolio of approximately 100 large- and mid-capitalization U.S. companies with a high percentage of foreign sales and high free cash flow growth. Free cash flow is a company’s cash flow from operations minus its capital expenditures. Construction of the Index begins with an initial universe of the 200 companies across the S&P 900® Index (which is comprised of the S&P 500® Index (“S&P 500”) and S&P MidCap 400® Index (“S&P MidCap 400”)) that have the highest annual foreign sales as a percentage of total sales. The 200 companies are then narrowed to the 100 companies with the highest change in free cash flow growth over the past five years, and those 100 companies are equally weighted to create the Index. The Index is reconstituted and rebalanced to equal-weight quarterly.

The S&P 900® combines the S&P 500® and the S&P MidCap 400® to form an investable benchmark for the mid- to large-cap segment of the U.S. equity market.

Accumulated Returns(1)
(For the period ended October 31, 2019)

	One Year	Since Inception(2)
Pacer US Export Leaders ETF - NAV	16.60%	5.37%
Pacer US Export Leaders ETF - Market	16.19%	5.20%
Pacer US Export Leaders Index(3)	17.25%	6.07%
S&P 900 Total Return IndexTM(3)	13.97%	7.94%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 23, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 23, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index uses an objective, rules-based methodology to track the performance of a semi-annual rotation of certain sectors within the S&P 500 Equal Weight Index (“EWI”). The S&P 500 EWI is an equal-weighted version of the S&P 500®, which measures the performance of the large-cap segment of the U.S. equity market.

The S&P 500 Index is a total return version of the S&P 500 Index and reflects the reinvestment of dividends paid by the securities in the S&P 500 Index. The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the period ended October 31, 2019)

	One Year	Since Inception(2)
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF - NAV	18.58%	14.67%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF - Market	18.40%	14.59%
CFRA-Stovall Equal Weight Seasonal Rotation Index(3)	19.76%	15.54%
S&P 500 IndexTM(3)	14.33%	8.53%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2019, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 23, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows Growth ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows Growth Index uses an objective, rules-based methodology to provide exposure to mid- and large-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”.

The S&P 900® Pure Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. Constituents are drawn from the S&P 900, which combines the S&P 500® and S&P 400®.

Cumulative Returns(1)
(For the period ended October 31, 2019)

Since Inception(2)
Pacer US Cash Cows Growth ETF - NAV	-0.20%
Pacer US Cash Cows Growth ETF - Market	-0.31%
Pacer US Cash Cows Growth Index(3)	-0.23%
S&P 900 Pure Growth Index(3)	-0.76%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated May 1, 2019, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot International ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot International Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P Developed Ex-U.S. LargeCap Index, (ii) 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P Developed Ex-U.S. LargeCap Index and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for the S&P Developed Ex-U.S. LargeCap Index is based on the total return version of the S&P Developed Ex-U.S. LargeCap Local Currency Index and reflects the reinvestment of dividends paid by the securities in the S&P Developed Ex-U.S. LargeCap Index. The Index is expected to be predominantly invested in the components of the S&P Developed Ex-U.S. LargeCap Index over most short- and long-term periods and is only expected to invest in 3-Month US Treasury bills from time to time in response to adverse market conditions as defined by the “50/50 Indicator” and “T-Bill Indicator” below.

The S&P Developed Ex-U.S. LargeCap Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large-capitalization stocks providing coverage of the developed markets excluding the United States.

Cumulative Returns(1)
(For the period ended October 31, 2019)

Since Inception(2)
Pacer Trendpilot International ETF - NAV	3.66%
Pacer Trendpilot International ETF - Market	4.13%
Pacer Trendpilot International Index	3.94%
S&P Developed Ex-U.S. Large Cap USD Total Return Index(3)	4.22%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated April 30, 2019, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Emerging Markets Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Emerging Markets Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization companies in emerging markets with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”.

The FTSE Emerging Net Tax Index Total Return USD Index is a free-float, market-capitalization weighted index representing the performance of around 850 large and mid cap companies in 22 emerging markets.

Cumulative Returns(1)
(For the period ended October 31, 2019)

Since Inception(2)
Pacer Emerging Markets Cash Cows 100 ETF - NAV	1.82%
Pacer Emerging Markets Cash Cows 100 ETF - Market	2.47%
Pacer Emerging Markets Cash Cows 100 Index(3)	2.66%
FTSE Emerging Net Tax Index Total Return USD(3)	-0.78%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated April 30, 2019, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Cash Cows Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 3, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 ETF	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index

The FTSE Developed Index is a market-capitalization weighted index representing the performance of large and mid cap companies in Developed and Emerging Markets, excluding the USA. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

Pacer Cash Cows Fund of Funds ETF

PERFORMANCE SUMMARY (Continued)
(Unaudited)

Cumulative Returns(1)
(For the period ended October 31, 2019)

Since Inception(2)
Pacer Cash Cows Fund of Funds ETF - NAV	-1.38%
Pacer Cash Cows Fund of Funds ETF - Market	0.09%
Pacer Cash Cows Fund of Funds Index(3)	-0.61%
FTSE Developed Index - Net Total Return USD(3)	3.50%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated April 30, 2019, is 0.74%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 3, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 3, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”). Each Trendpilot Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Equity Component” specified in the table below, (ii) 50% to the applicable Equity Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Equity Component and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Equity Component is based on the total return version of such Equity Component and reflects the reinvestment of dividends paid by the securities in such Equity Component.

Weight	Trendpilot ETF	Trendpilot Index	Equity Component
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
40%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index

The S&P Global 1200 Total Return Index captures approximately 70% of global market capitalization, and is constructed as a composite of 7 indices, including the S&P 500® (US), S&P Europe 350, S&P TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50 and S&P Latin America 40.

Pacer Trendpilot Fund of Funds ETF

PERFORMANCE SUMMARY (Continued)
(Unaudited)

Cumulative Returns(1)
(For the period ended October 31, 2019)

Since Inception(2)
Pacer Trendpilot Fund of Funds ETF - NAV	1.27%
Pacer Trendpilot Fund of Funds ETF - Market	1.20%
Pacer Trendpilot Fund of Funds Index(3)	1.78%
S&P Global 1200 Total Return Index(3)	3.85%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated April 30, 2019, is 0.78%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 3, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot US Bond ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 22, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot US Bond Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the S&P U.S. High Yield Corporate Bond Index, (ii) 50% to the S&P U.S. High Yield Corporate Bond Index and 50% to the S&P U.S. Treasury Bond 7-10 Year Index or (iii) 100% to S&P U.S. Treasury Bond 7-10 Year Index.

The S&P U.S. High Yield Corporate Bond Index is designed to track the performance of U.S. dollar-denominated, high-yield corporate bonds issued in the U.S. The S&P U.S. Treasury Bond 7-10 Year Index is designed to measure the performance of U.S. Treasury bonds maturing in 7 to 10 years. The Index uses a “Risk Ratio” to signal a change in the position of the Index. The Risk Ratio is calculated by dividing the value of the S&P U.S. High Yield Corporate Bond Index by the value of the S&P U.S. Treasury Bond 7-10 Year Index.

Cumulative Returns(1)
(For the period ended October 31, 2019)

Since Inception(2)
Pacer Trendpilot US Bond ETF - NAV	-0.23%
Pacer Trendpilot US Bond ETF - Market	-0.22%
Pacer Trendpilot US Bond Index(3)	-0.28%
S&P U.S. High Yield Corporate Bond IndexTM(3)	0.09%
S&P U.S. Treasury Bond 7-10 Year Index(3)	0.64%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated October 18, 2019 as supplemented October 28, 2019, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is October 22, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2019 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/19	Ending Account Value 10/31/19	Expenses Paid During Period(a)
Pacer Trendpilot® US Large Cap ETF
Actual	0.60%	$1,000.00	$ 1,038.10	$ 3.07
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Trendpilot® US Mid Cap ETF
Actual	0.60%	$1,000.00	$ 952.30	$ 2.94
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer TrendpilotTM 100 ETF
Actual	0.65%	$1,000.00	$ 1,041.40	$ 3.34
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.87	$ 3.30
Pacer Trendpilot® European Index ETF
Actual	0.65%	$1,000.00	$ 1,019.30	$ 3.30
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.87	$ 3.30
Pacer Global Cash Cows Dividend ETF
Actual	0.60%	$1,000.00	$ 997.20	$ 3.01
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer U.S. Cash Cows 100 ETF
Actual	0.49%	$1,000.00	$ 1,003.70	$ 2.47
Hypothetical(b)	0.49%	$1,000.00	$ 1,022.12	$ 2.49
Pacer U.S. Small Cap Cash Cows 100 ETF
Actual	0.59%	$1,000.00	$ 985.20	$ 2.94
Hypothetical(b)	0.59%	$1,000.00	$ 1,022.17	$ 3.00
Pacer Developed Markets International Cash Cows 100 ETF
Actual	0.65%	$1,000.00	$ 985.90	$ 3.24
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.87	$ 3.30

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2019 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/19	Ending Account Value 10/31/19	Expenses Paid During Period(a)
Pacer WealthShield ETF
Actual	0.60%	$1,000.00	$ 931.90	$ 2.91
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Military Times Best Employers ETF
Actual	0.60%	$1,000.00	$ 1,062.50	$ 3.11
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Benchmark Retail Real Estate SCTRSM ETF
Actual	0.60%	$1,000.00	$ 1,067.90	$ 3.12
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Benchmark Industrial Real Estate SCTRSM ETF
Actual	0.60%	$1,000.00	$ 1,160.20	$ 3.26
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF
Actual	0.60%	$1,000.00	$ 1,123.30	$ 3.20
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer US Export Leaders ETF
Actual	0.60%	$1,000.00	$ 1,024.60	$ 3.05
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Actual	0.60%	$1,000.00	$ 1,047.40	$ 3.09
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (366).

(b)	Assumes 5% return before expenses.

	Fund’s Annual Expense Ratio	Beginning Account Value 05/02/19(c)	Ending Account Value 10/31/19	Expenses Paid During Period
Pacer US Cash Cows Growth ETF
Actual	0.60%	$1,000.00	$ 998.00	$ 2.98(d)
Hypothetical(f)	0.60%	$1,000.00	$ 1,022.12	$ 3.05(e)
Pacer Trendpilot International ETF
Actual	0.65%	$1,000.00	$ 1,036.60	$ 3.29(d)
Hypothetical(f)	0.65%	$1,000.00	$ 1,021.87	$ 3.30(e)
Pacer Emerging Markets Cash Cows 100 ETF
Actual	0.70%	$1,000.00	$ 1,018.20	$ 3.51(d)
Hypothetical(f)	0.70%	$1,000.00	$ 1,021.62	$ 3.56(e)

(c)	Inception date of the Fund.
(d)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (182) in the most recent six-month period and divided by the number of days in the most recent twelve month period (366).

(e)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve month period (366).

(f)	Assumes 5% return before expenses.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2019 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 05/03/19(a)	Ending Account Value 10/31/19	Expenses Paid During Period
Pacer Trendpilot Fund of Funds ETF
Actual	0.15%	$1,000.00	$ 1,012.70	$ 0.75(b)
Hypothetical(d)	0.15%	$1,000.00	$ 1,024.38	$ 0.76(c)
Pacer Cash Cows Fund of Funds ETF
Actual	0.15%	$1,000.00	$ 986.20	$ 0.74(b)
Hypothetical(d)	0.15%	$1,000.00	$ 1,024.38	$ 0.76(c)

(a)	Inception date of the Fund.
(b)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of days in the most recent twelve month period (366).

(c)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve month period (366).

(d)	Assumes 5% return before expenses.

	Fund’s Annual Expense Ratio	Beginning Account Value 10/22/19(e)	Ending Account Value 10/31/19	Expenses Paid During Period
Pacer Trendpilot US Bond ETF
Actual	0.60%	$1,000.00	$ 997.70	$ 0.15(f)
Hypothetical(h)	0.60%	$1,000.00	$ 1,022.12	$ 3.05(g)

(e)	Inception date of the Fund.
(f)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (9) in the most recent six-month period and divided by the number of days in the most recent twelve month period (366).

(g)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve month period (366).

(h)	Assumes 5% return before expenses.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.8%

Advertising — 0.1%
Interpublic Group of Cos., Inc.	41,096	$893,838
Omnicom Group, Inc. (a)	23,846	1,840,673
		2,734,511
Aerospace/Defense — 2.5%
Arconic, Inc.	46,090	1,266,092
Boeing Co.	58,637	19,931,303
General Dynamics Corp.	25,645	4,534,036
L3Harris Technologies, Inc.	24,500	5,054,595
Lockheed Martin Corp.	27,245	10,262,647
Northrop Grumman Corp.	17,231	6,073,583
Raytheon Co.	30,473	6,466,675
TransDigm Group, Inc.	5,442	2,864,016
United Technologies Corp.	89,011	12,780,199
		69,233,146
Agriculture — 0.9%
Altria Group, Inc. (a)	214,481	9,606,604
Archer-Daniels-Midland Co. (a)	60,072	2,525,427
Philip Morris International, Inc.	170,922	13,919,888
		26,051,919
Airlines — 0.4%
Alaska Air Group, Inc. (a)	13,148	912,865
American Airlines Group, Inc. (a)	43,820	1,317,229
Delta Air Lines, Inc.	63,485	3,496,754
Southwest Airlines Co.	54,169	3,040,506
United Airlines Holdings, Inc. (b)	24,488	2,224,490
		10,991,844
Apparel — 0.7%
Capri Holdings Ltd. (b)	15,976	496,374
Hanesbrands, Inc. (a)	38,564	586,558
NIKE, Inc. - Class B	136,404	12,214,978
PVH Corp.	8,011	698,239
Ralph Lauren Corp. - Class A	5,660	543,700
Tapestry, Inc.	30,865	798,169
Under Armour, Inc. - Class A (a)(b)	20,064	414,322
Under Armour, Inc. - Class C (a)(b)	20,418	377,733
VF Corp.	34,867	2,869,205
		18,999,278
Auto Manufacturers — 0.4%
Ford Motor Co.	419,054	3,599,674
General Motors Co.	140,527	5,221,983
PACCAR, Inc.	37,432	2,847,078
		11,668,735
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	28,129	2,518,952
BorgWarner, Inc.	22,135	922,587
		3,441,539

	Shares	Value
Banks — 6.4%
Bank of America Corp.	919,353	$28,748,168
Bank of New York Mellon Corp.	94,641	4,424,467
BB&T Corp. (a)	82,504	4,376,837
Citigroup, Inc.	247,895	17,813,735
Citizens Financial Group, Inc.	49,976	1,757,156
Comerica, Inc.	17,070	1,116,719
Fifth Third Bancorp	80,163	2,331,140
First Republic Bank (a)	17,516	1,863,002
Goldman Sachs Group, Inc.	35,496	7,574,136
Huntington Bancshares, Inc. (a)	113,624	1,605,507
JPMorgan Chase & Co.	350,874	43,831,180
KeyCorp.	110,664	1,988,632
M&T Bank Corp.	14,948	2,339,810
Morgan Stanley	140,131	6,453,033
Northern Trust Corp. (a)	23,641	2,356,535
PNC Financial Services Group, Inc.	49,252	7,225,268
Regions Financial Corp.	110,615	1,780,902
State Street Corp.	40,612	2,683,235
SunTrust Banks, Inc.	48,058	3,284,284
SVB Financial Group (b)	5,562	1,231,872
US Bancorp	157,353	8,972,268
Wells Fargo & Co.	441,221	22,780,240
Zions Bancorp (a)	20,404	988,982
		177,527,108
Beverages — 1.9%
Brown-Forman Corp. - Class B (a)	19,954	1,307,386
Coca-Cola Co.	420,872	22,908,063
Constellation Brands, Inc. - Class A (a)	17,690	3,366,938
Molson Coors Brewing Co. - Class B (a)	20,041	1,056,562
Monster Beverage Corp. (b)	42,534	2,387,433
PepsiCo, Inc.	153,671	21,079,051
		52,105,433
Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (b)	23,771	2,505,463
Amgen, Inc.	65,780	14,027,585
Biogen, Inc. (b)	20,217	6,039,020
Celgene Corp. (b)	77,751	8,399,441
Corteva, Inc.	80,883	2,133,694
Gilead Sciences, Inc.	138,467	8,821,733
Illumina, Inc. (b)	15,733	4,649,416
Incyte Corp. (b)	18,716	1,570,647
Nektar Therapeutics (a)(b)	18,451	315,973
Regeneron Pharmaceuticals, Inc. (b)	8,768	2,685,463
Vertex Pharmaceuticals, Inc. (b)	28,199	5,512,340
		56,660,775

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.8% (Continued)

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	15,028	$902,431
Johnson Controls International PLC	87,315	3,783,359
Martin Marietta Materials, Inc. (a)	6,510	1,705,034
Masco Corp.	32,447	1,500,674
Vulcan Materials Co.	14,088	2,012,753
		9,904,251
Chemicals — 1.8%
Air Products & Chemicals, Inc.	25,345	5,405,075
Albemarle Corp. (a)	11,343	688,974
Celanese Corp. - Class A (a)	14,216	1,722,268
CF Industries Holdings, Inc.	24,632	1,117,061
Dow, Inc. (a)	80,813	4,080,248
DuPont de Nemours, Inc.	80,884	5,331,065
Eastman Chemical Co.	14,926	1,134,973
Ecolab, Inc.	27,150	5,214,701
FMC Corp.	14,283	1,306,895
International Flavors & Fragrances, Inc. (a)	10,736	1,309,899
Linde PLC (a)	58,829	11,668,732
LyondellBasell Industries NV - Class A	28,317	2,540,035
Mosaic Co.	37,820	751,862
PPG Industries, Inc.	25,553	3,197,191
Sherwin-Williams Co. (a)	8,795	5,033,554
		50,502,533
Commercial Services — 2.1%
Automatic Data Processing, Inc.	49,132	7,970,684
Cintas Corp. (a)	9,108	2,447,046
Equifax, Inc. (a)	12,822	1,752,896
FleetCor Technologies, Inc. (b)	9,264	2,725,654
Gartner, Inc. (a)(b)	9,671	1,490,108
Global Payments, Inc.	32,890	5,564,330
H&R Block, Inc. (a)	21,930	548,031
IHS Markit Ltd. (a)(b)	44,005	3,081,230
MarketAxess Holdings, Inc.	4,052	1,493,527
Moody’s Corp.	17,732	3,913,275
Nielsen Holdings PLC	37,846	762,975
PayPal Holdings, Inc. (b)	129,123	13,441,704
Quanta Services, Inc.	15,374	646,477
Robert Half International, Inc. (a)	12,770	731,338
Rollins, Inc. (a)	15,755	600,423
S&P Global, Inc.	26,662	6,878,529
United Rentals, Inc. (b)	8,412	1,123,591
Verisk Analytics, Inc.	17,577	2,543,392
		57,715,210
Computers — 5.8%
Accenture PLC - Class A	69,914	12,963,454

	Shares	Value
Computers — 5.8% (Continued)
Apple, Inc.	466,153	$115,960,220
Cognizant Technology Solutions Corp. - Class A	61,972	3,776,574
DXC Technology Co.	29,898	827,278
Fortinet, Inc. (b)	15,283	1,246,481
Hewlett Packard Enterprise Co.	143,266	2,350,995
HP, Inc.	169,299	2,940,724
International Business Machines Corp. (a)	97,183	12,996,282
Leidos Holdings, Inc.	14,812	1,277,239
NetApp, Inc.	26,858	1,500,825
Seagate Technology PLC (a)	27,901	1,619,095
Western Digital Corp. (a)	30,839	1,592,834
		159,052,001
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	92,900	6,372,940
Coty, Inc. - Class A (a)	32,256	377,073
Estee Lauder Cos., Inc. - Class A (a)	23,532	4,383,306
Procter & Gamble Co.	273,111	34,005,050
		45,138,369
Distribution/Wholesale — 0.2%
Copart, Inc. (b)	21,843	1,805,105
Fastenal Co. (a)	61,580	2,213,185
LKQ Corp. (b)	34,041	1,157,054
W.W. Grainger, Inc. (a)	4,705	1,453,092
		6,628,436
Diversified Financial Services — 4.3%
Affiliated Managers Group, Inc.	5,519	440,858
Alliance Data Systems Corp.	4,797	479,700
American Express Co.	75,030	8,799,518
Ameriprise Financial, Inc. (a)	14,756	2,226,533
BlackRock, Inc.	12,885	5,949,004
Capital One Financial Corp.	50,695	4,727,309
Cboe Global Markets, Inc.	11,791	1,357,734
Charles Schwab Corp.	128,850	5,245,483
CME Group, Inc.	39,273	8,080,420
Discover Financial Services	35,779	2,871,622
E*TRADE Financial Corp.	27,034	1,129,751
Franklin Resources, Inc. (a)	31,734	874,272
Intercontinental Exchange, Inc.	61,027	5,756,066
Invesco Ltd. (a)	43,924	738,802
Jefferies Financial Group, Inc. (a)	28,316	528,660
MasterCard, Inc. - Class A	97,962	27,116,861
Nasdaq, Inc. (a)	12,269	1,224,078
Raymond James Financial, Inc.	13,571	1,133,043
Synchrony Financial	70,748	2,502,357
T Rowe Price Group, Inc.	25,610	2,965,638
Visa, Inc. - Class A (a)	189,486	33,891,466

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.8% (Continued)

Diversified Financial Services — 4.3% (Continued)
Western Union Co.	47,333	$1,186,165
		119,225,340
Electric — 3.3%
AES Corp.	70,836	1,207,754
Alliant Energy Corp.	25,257	1,347,208
Ameren Corp.	26,168	2,033,254
American Electric Power Co., Inc.	52,794	4,983,226
CenterPoint Energy, Inc.	53,522	1,555,884
CMS Energy Corp.	30,175	1,928,786
Consolidated Edison, Inc.	36,412	3,357,915
Dominion Energy, Inc.	90,166	7,443,203
DTE Energy Co.	19,343	2,462,751
Duke Energy Corp. (a)	82,538	7,780,032
Edison International (a)	39,273	2,470,272
Entergy Corp.	21,797	2,647,900
Evergy, Inc.	25,806	1,649,261
Eversource Energy (a)	33,944	2,842,471
Exelon Corp.	114,621	5,214,109
FirstEnergy Corp. (a)	59,257	2,863,298
NextEra Energy, Inc.	53,604	12,775,977
NRG Energy, Inc.	30,754	1,233,850
Pinnacle West Capital Corp.	11,782	1,108,922
PPL Corp.	77,149	2,583,720
Public Service Enterprise Group, Inc.	54,126	3,426,717
Sempra Energy (a)	31,896	4,609,291
Southern Co.	114,669	7,185,160
WEC Energy Group, Inc. (a)	33,721	3,183,262
Xcel Energy, Inc.	57,543	3,654,556
		91,548,779
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	24,731	2,266,596
Emerson Electric Co. (a)	66,961	4,697,314
		6,963,910
Electronics — 1.3%
Agilent Technologies, Inc.	34,083	2,581,787
Allegion PLC (a)	9,982	1,158,311
Amphenol Corp. - Class A	32,254	3,236,044
Flir Systems, Inc. (a)	14,681	756,952
Fortive Corp. (a)	31,459	2,170,671
Garmin Ltd. (a)	15,851	1,486,031
Honeywell International, Inc.	78,525	13,563,623
Keysight Technologies, Inc. (a)(b)	20,050	2,023,246
Mettler-Toledo International, Inc. (a)(b)	2,640	1,861,042
PerkinElmer, Inc.	11,719	1,007,365
TE Connectivity Ltd.	36,712	3,285,724
Waters Corp. (a)(b)	7,317	1,548,424
		34,679,220

	Shares	Value
Engineering & Construction — 0.0% (d)
Jacobs Engineering Group, Inc.	14,847	$1,389,382

Environmental Control — 0.3%
Pentair PLC	16,926	701,921
Republic Services, Inc.	23,108	2,022,181
Waste Management, Inc.	41,974	4,709,903
		7,434,005
Food — 1.3%
Campbell Soup Co. (a)	20,439	946,530
ConAgra Foods, Inc. (a)	51,830	1,402,001
General Mills, Inc.	63,789	3,244,309
Hershey Co.	16,331	2,398,534
Hormel Foods Corp. (a)	29,056	1,188,100
JM Smucker Co. (a)	12,193	1,288,556
Kellogg Co. (a)	27,084	1,720,647
Kroger Co.	85,600	2,109,184
Lamb Weston Holdings, Inc. (a)	15,692	1,224,604
McCormick & Co., Inc. (a)	13,033	2,094,273
Mondelez International, Inc. - Class A	155,834	8,173,493
Sysco Corp.	56,302	4,496,841
The Kraft Heinz Co.	66,639	2,154,439
Tyson Foods, Inc. - Class A	31,550	2,612,024
		35,053,535
Forest Products & Paper — 0.1%
International Paper Co. (a)	43,169	1,885,622

Gas — 0.1%
Atmos Energy Corp. (a)	12,425	1,397,564
NiSource, Inc. (a)	38,872	1,089,971
		2,487,535
Hand/Machine Tools — 0.1%
Snap-On, Inc. (a)	5,744	934,376
Stanley Black & Decker, Inc.	16,038	2,427,031
		3,361,407
Healthcare-Products — 4.1%
Abbott Laboratories	192,490	16,094,089
ABIOMED, Inc. (b)	4,662	967,738
Align Technology, Inc. (b)	7,668	1,934,560
Baxter International, Inc.	56,021	4,296,811
Becton Dickinson and Co.	29,625	7,584,000
Boston Scientific Corp. (b)	152,835	6,373,220
Danaher Corp.	70,055	9,654,980
Dentsply Sirona, Inc.	23,730	1,299,929
Edwards Lifesciences Corp. (b)	22,193	5,290,367
Henry Schein, Inc. (a)(b)	16,139	1,010,059
Hologic, Inc. (b)	28,813	1,391,956
IDEXX Laboratories, Inc. (b)	9,082	2,588,461
Intuitive Surgical, Inc. (a)(b)	12,637	6,987,629

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.8% (Continued)

Healthcare-Products — 4.1% (Continued)
Medtronic PLC	146,940	$16,001,766
ResMed, Inc.	15,110	2,235,071
Stryker Corp.	35,203	7,613,353
Teleflex, Inc. (a)	4,733	1,644,292
The Cooper Cos., Inc.	5,255	1,529,205
Thermo Fisher Scientific, Inc.	43,938	13,268,397
Varian Medical Systems, Inc. (b)	9,688	1,170,407
Zimmer Biomet Holdings, Inc.	21,814	3,015,349
		111,951,639
Healthcare-Services — 1.9%
Anthem, Inc.	27,482	7,394,857
Centene Corp. (a)(b)	43,998	2,335,414
DaVita, Inc. (b)	10,622	622,449
HCA Healthcare, Inc.	28,742	3,838,207
Humana, Inc.	14,472	4,257,662
IQVIA Holdings, Inc. (b)	19,972	2,884,356
Laboratory Corp. of American Holdings (b)	10,705	1,763,863
Quest Diagnostics, Inc.	14,389	1,456,886
UnitedHealth Group, Inc.	103,970	26,273,219
Universal Health Services, Inc. - Class B	9,009	1,238,377
WellCare Health Plans, Inc. (b)	5,318	1,577,319
		53,642,609
Home Builders — 0.2%
DR Horton, Inc.	36,665	1,920,146
Lennar Corp. - Class A	31,356	1,868,818
PulteGroup, Inc.	27,463	1,077,648
		4,866,612
Home Furnishings — 0.1%
Leggett & Platt, Inc. (a)	13,966	716,456
Whirlpool Corp. (a)	6,592	1,002,775
		1,719,231
Household Products/Wares — 0.4%
Avery Dennison Corp.	9,117	1,165,700
Church & Dwight Co., Inc. (a)	26,315	1,840,471
Clorox Co. (a)	13,473	1,989,827
Kimberly-Clark Corp.	36,958	4,910,979
Spectrum Brands Holdings, Inc.	694	34,846
		9,941,823
Housewares — 0.0% (d)
Newell Brands, Inc. (a)	45,580	864,653

Insurance — 4.0%
Aflac, Inc.	81,396	4,327,011
Allstate Corp.	36,817	3,918,065
American International Group, Inc.	94,718	5,016,265
Aon PLC	25,624	4,949,532

	Shares	Value
Insurance — 4.0% (Continued)
Arthur J Gallagher & Co.	19,529	$1,781,436
Assurant, Inc.	6,674	841,391
Berkshire Hathaway, Inc. - Class B (b)	215,161	45,738,926
Chubb Ltd.	49,208	7,500,283
Cincinnati Financial Corp. (a)	16,060	1,818,153
Everest Re Group Ltd.	4,222	1,085,434
Globe Life, Inc.	10,834	1,054,473
Hartford Financial Services Group, Inc.	38,415	2,192,728
Lincoln National Corp.	22,820	1,288,874
Loews Corp.	29,627	1,451,723
Marsh & McLennan Cos., Inc.	55,526	5,753,604
MetLife, Inc.	87,345	4,086,873
Principal Financial Group, Inc. (a)	28,111	1,500,565
Progressive Corp.	62,280	4,340,916
Prudential Financial, Inc.	44,051	4,014,808
Travelers Cos., Inc.	28,235	3,700,479
Unum Group	23,204	639,038
Willis Towers Watson PLC	13,930	2,603,517
		109,604,094
Internet — 9.1%
Alphabet, Inc. - Class A (b)	32,835	41,332,698
Alphabet, Inc. - Class C (b)	33,161	41,786,508
Amazon.com, Inc. (b)	45,591	80,999,706
Booking Holdings, Inc. (b)	4,652	9,530,878
CDW Corp.	15,876	2,030,699
eBay, Inc.	86,496	3,048,984
Expedia Group, Inc. (a)	15,314	2,092,811
F5 Networks, Inc. (b)	6,354	915,484
Facebook, Inc. - Class A (b)	263,980	50,591,767
Netflix, Inc. (b)	47,621	13,686,752
Symantec Corp.	62,364	1,426,888
TripAdvisor, Inc. (a)(b)	10,819	437,088
Twitter, Inc. (a)(b)	84,803	2,541,546
VeriSign, Inc. (b)	11,356	2,157,867
		252,579,676
Iron/Steel — 0.1%
Nucor Corp.	33,482	1,803,006

Leisure Time — 0.2%
Carnival Corp. (a)	42,823	1,836,679
Harley-Davidson, Inc. (a)	17,443	678,707
Norwegian Cruise Line Holdings Ltd. (b)	23,537	1,194,738
Royal Caribbean Cruises Ltd. (a)	18,323	1,994,092
		5,704,216
Lodging — 0.4%
Hilton Worldwide Holdings, Inc. (a)	31,657	3,069,463
Marriott International, Inc. - Class A	30,243	3,827,252

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.8% (Continued)

Lodging — 0.4% (Continued)
MGM Resorts International	53,614	$1,527,999
Wynn Resorts Ltd.	10,478	1,271,400
		9,696,114
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	61,893	8,528,855

Machinery-Diversified — 0.8%
Cummins, Inc.	17,277	2,979,937
Deere & Co.	34,302	5,973,350
Dover Corp.	15,683	1,629,307
Flowserve Corp. (a)	13,999	683,711
IDEX Corp.	8,292	1,289,655
Rockwell Automation, Inc. (a)	12,711	2,186,165
Roper Technologies, Inc. (a)	11,391	3,838,311
Wabtec Corp. (a)	19,965	1,384,972
Xylem, Inc. (a)	19,232	1,474,902
		21,440,310
Media — 2.3%
CBS Corp. - Class B	36,070	1,299,963
Charter Communications, Inc. - Class A (b)	17,735	8,297,497
Comcast Corp. - Class A	496,548	22,255,281
Discovery, Inc. Class C (a)(b)	38,526	972,396
Discovery, Inc. - Class A (a)(b)	16,702	450,202
DISH Network Corp. - Class A (a)(b)	24,518	842,929
FOX Corp. - Class A	37,279	1,194,419
FOX Corp. - Class B	16,915	528,425
News Corp. - Class A	41,160	564,304
News Corp. - Class B	13,183	186,144
Viacom, Inc. - Class B	37,731	813,480
Walt Disney Co.	197,663	25,680,377
		63,085,417
Mining — 0.2%
Freeport-McMoRan, Inc. (a)	155,353	1,525,566
Newmont Goldcorp Corp.	89,949	3,573,674
		5,099,240
Miscellaneous Manufacturing — 1.3%
3M Co.	62,217	10,265,183
AO Smith Corp. (a)	15,214	755,831
Eaton Corp. PLC	46,225	4,026,660
General Electric Co.	957,717	9,558,016
Illinois Tool Works, Inc. (a)	32,546	5,486,605
Ingersoll-Rand PLC	26,270	3,333,400
Parker-Hannifin Corp.	14,110	2,589,044
Textron, Inc.	25,781	1,188,246
		37,202,985
Office/Business Equipment — 0.0% (d)
Xerox Holdings Corp.	21,944	744,560

	Shares	Value
Oil & Gas — 3.6%
Apache Corp. (a)	40,498	$877,187
Cabot Oil & Gas Corp. (a)	46,059	858,540
Chevron Corp.	207,899	24,145,390
Cimarex Energy Co. (a)	10,024	423,213
Concho Resources, Inc. (a)	21,297	1,437,973
ConocoPhillips	123,078	6,793,906
Devon Energy Corp. (a)	44,337	899,154
Diamondback Energy, Inc. (a)	16,515	1,416,326
EOG Resources, Inc.	62,039	4,299,923
Exxon Mobil Corp.	461,855	31,207,542
Helmerich & Payne, Inc. (a)	11,555	433,313
HESS Corp. (a)	26,628	1,750,791
HollyFrontier Corp.	16,900	928,486
Marathon Oil Corp.	89,023	1,026,435
Marathon Petroleum Corp.	73,902	4,726,033
Noble Energy, Inc. (a)	51,394	989,848
Occidental Petroleum Corp.	96,770	3,919,185
Phillips 66	49,212	5,748,946
Pioneer Natural Resources Co.	18,136	2,231,091
Valero Energy Corp.	45,423	4,405,123
		98,518,405
Oil & Gas Services — 0.3%
Baker Hughes a GE Co.	54,581	1,168,033
Halliburton Co. (a)	93,667	1,803,090
National Oilwell Varco, Inc.	41,022	927,918
Schlumberger Ltd.	148,443	4,852,602
TechnipFMC PLC (a)	45,510	897,912
		9,649,555
Packaging & Containers — 0.3%
Amcor PLC (a)	176,714	1,682,317
Ball Corp. (a)	36,139	2,528,646
Packaging Corp. of America (a)	9,941	1,088,142
Sealed Air Corp.	16,716	698,227
WestRock Co.	27,101	1,012,765
		7,010,097
Pharmaceuticals — 5.7%
AbbVie, Inc.	162,243	12,906,431
Allergan PLC	35,972	6,335,029
AmerisourceBergen Corp.	16,709	1,426,614
Bristol-Myers Squibb Co. (a)	179,507	10,298,317
Cardinal Health, Inc.	31,879	1,576,417
Cigna Corp.	40,707	7,264,571
CVS Health Corp.	142,679	9,472,459
Eli Lilly & Co. (a)	93,211	10,621,393
Johnson & Johnson	289,611	38,240,236
McKesson Corp.	20,930	2,783,690
Merck & Co., Inc.	285,321	24,725,918
Mylan NV (a)(b)	55,126	1,055,663
Perrigo Co. PLC (a)	13,276	703,893

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.8% (Continued)

Pharmaceuticals — 5.7% (Continued)
Pfizer, Inc.	608,665	$23,354,476
Zoetis, Inc.	51,442	6,580,461
		157,345,568
Pipelines — 0.4%
Kinder Morgan, Inc. (a)	213,622	4,268,167
ONEOK, Inc. (a)	44,047	3,075,802
Williams Cos., Inc. (a)	129,741	2,894,522
		10,238,491
Real Estate Management/Services — 0.1%
CBRE Group, Inc. - Class A (b)	36,901	1,976,049

Retail — 5.6%
Advance Auto Parts, Inc. (a)	7,558	1,228,024
AutoZone, Inc. (b)	2,653	3,036,040
Best Buy Co., Inc. (a)	25,000	1,795,750
CarMax, Inc. (a)(b)	18,564	1,729,608
Chipotle Mexican Grill, Inc. (b)	2,775	2,159,394
Costco Wholesale Corp.	48,365	14,369,725
Darden Restaurants, Inc. (a)	13,208	1,482,862
Dollar General Corp.	28,085	4,503,149
Dollar Tree, Inc. (b)	25,410	2,805,264
Gap, Inc. (a)	22,820	371,053
Genuine Parts Co. (a)	15,715	1,612,045
Home Depot, Inc.	120,183	28,192,528
Kohl’s Corp.	17,615	902,945
L Brands, Inc. (a)	24,452	416,662
Lowe’s Cos., Inc.	84,673	9,450,354
Macy’s, Inc. (a)	32,713	495,929
McDonald’s Corp.	82,643	16,255,878
Nordstrom, Inc. (a)	12,195	437,801
O’Reilly Automotive, Inc. (b)	8,338	3,631,282
Ross Stores, Inc.	39,748	4,359,163
Starbucks Corp.	131,341	11,106,195
Target Corp.	55,876	5,973,703
Tiffany & Co. (a)	11,514	1,433,608
TJX Cos., Inc.	132,686	7,649,348
Tractor Supply Co.	13,054	1,240,391
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	7,444	1,735,569
Walgreens Boots Alliance, Inc.	83,221	4,558,846
Walmart, Inc.	156,041	18,297,368
Yum! Brands, Inc.	33,361	3,393,147
		154,623,631
Savings & Loans — 0.0% (d)
People’s United Financial, Inc. (a)	40,343	652,346

Semiconductors — 4.1%
Advanced Micro Devices, Inc. (a)(b)	119,111	4,041,436

	Shares	Value
Semiconductors — 4.1% (Continued)
Analog Devices, Inc.	39,508	$4,212,738
Applied Materials, Inc.	102,128	5,541,465
Broadcom, Inc.	43,681	12,791,981
Intel Corp.	484,642	27,396,812
IPG Photonics Corp. (a)(b)	3,729	500,730
KLA Corp.	17,713	2,994,206
Lam Research Corp.	15,857	4,297,881
Maxim Integrated Products, Inc.	29,672	1,740,560
Microchip Technology, Inc. (a)	25,300	2,385,537
Micron Technology, Inc. (b)	120,218	5,716,366
NVIDIA Corp.	66,816	13,431,352
Qorvo, Inc. (b)	13,266	1,072,689
QUALCOMM, Inc.	133,381	10,729,168
Skyworks Solutions, Inc. (a)	18,783	1,710,380
Texas Instruments, Inc. (a)	104,252	12,300,693
Xilinx, Inc.	27,063	2,455,697
		113,319,691
Shipbuilding — 0.0% (d)
Huntington Ingalls Industries, Inc.	4,506	1,016,824

Software — 7.9%
Activision Blizzard, Inc.	88,935	4,983,028
Adobe Systems, Inc. (b)	53,405	14,842,852
Akamai Technologies, Inc. (b)	17,446	1,509,079
ANSYS, Inc. (b)	8,882	1,955,372
Autodesk, Inc. (a)(b)	23,465	3,457,802
Broadridge Financial Solutions, Inc. (a)	12,417	1,554,857
Cadence Design System, Inc. (b)	30,054	1,964,029
Cerner Corp. (a)	35,172	2,360,745
Citrix Systems, Inc. (a)	13,501	1,469,719
Electronic Arts, Inc. (b)	32,314	3,115,070
Fidelity National Information Services, Inc.	67,294	8,866,657
Fiserv, Inc. (b)	62,037	6,584,607
Intuit, Inc.	28,524	7,344,930
Jack Henry & Associates, Inc. (a)	8,128	1,150,600
Microsoft Corp.	837,908	120,130,870
MSCI, Inc.	9,216	2,161,705
Oracle Corp.	241,578	13,163,585
Paychex, Inc. (a)	34,146	2,855,971
Salesforce.com, Inc. (a)(b)	96,231	15,059,189
Synopsys, Inc. (b)	15,902	2,158,696
Take-Two Interactive Software, Inc. (b)	12,202	1,468,511
		218,157,873
Telecommunications — 3.3%
Arista Networks, Inc. (a)(b)	5,472	1,338,287

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.8% (Continued)

Telecommunications — 3.3% (Continued)
AT&T, Inc.	807,349	$31,074,863
CenturyLink, Inc. (a)	101,908	1,318,689
Cisco Systems, Inc.	465,860	22,133,009
Corning, Inc. (a)	85,660	2,538,106
Juniper Networks, Inc.	36,990	918,092
Motorola Solutions, Inc.	17,495	2,909,768
T-Mobile US, Inc. (a)(b)	34,346	2,839,040
Verizon Communications, Inc.	451,461	27,299,847
		92,369,701
Textiles — 0.0% (d)
Mohawk Industries, Inc. (b)	6,537	937,275

Toys/Games/Hobbies — 0.0% (d)
Hasbro, Inc. (a)	12,390	1,205,671

Transportation — 1.5%
CH Robinson Worldwide, Inc. (a)	14,613	1,105,327
CSX Corp.	87,580	6,154,247
Expeditors International of Washington, Inc.	18,414	1,343,117
FedEx Corp.	25,743	3,929,926
JB Hunt Trasport Services, Inc. (a)	9,165	1,077,438
Kansas City Southern	10,765	1,515,497
Norfolk Southern Corp. (a)	29,034	5,284,188
Union Pacific Corp.	77,724	12,860,213
United Parcel Service, Inc. - Class B	76,636	8,826,168
		42,096,121
Water — 0.1%
American Water Works Co., Inc.	19,298	2,378,864
TOTAL COMMON STOCKS (Cost $2,481,329,213)		2,672,355,025

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 3.0%

Alexandria Real Estate Equities, Inc.	12,440	$1,974,850
American Tower Corp.	48,544	10,586,475
Apartment Investment & Management Co. - Class A	16,394	899,703
AvalonBay Communities, Inc.	14,790	3,219,191
Boston Properties, Inc.	16,528	2,267,642
Crown Castle International Corp.	45,617	6,331,183
Digital Realty Trust, Inc. (a)	21,987	2,793,228
Duke Realty Corp.	38,384	1,348,814
Equinix, Inc.	9,293	5,267,087
Equity Residential (a)	39,377	3,491,165
Essex Property Trust, Inc.	7,047	2,305,285
Extra Space Storage, Inc.	13,388	1,503,071
Federal Realty Investment Trust	7,869	1,070,263
HCP, Inc. (a)	50,956	1,916,965
Host Hotels & Resorts, Inc.	79,432	1,301,890
Iron Mountain, Inc. (a)	30,598	1,003,614
Kimco Realty Corp. (a)	44,796	965,802
Macerich Co. (a)	11,312	311,080
Mid-America Apartment Communities, Inc.	12,199	1,695,540
Prologis, Inc.	69,230	6,075,625
Public Storage (a)	15,953	3,555,286
Realty Income Corp. (a)	34,920	2,856,107
Regency Centers Corp.	17,889	1,202,856
SBA Communications Corp.	11,875	2,857,719
Simon Property Group, Inc.	33,136	4,992,932
SL Green Realty Corp.	9,010	753,236
UDR, Inc.	37,680	1,893,420
Ventas, Inc.	40,867	2,660,442
Vornado Realty Trust	18,454	1,211,136
Welltower, Inc.	44,449	4,031,080
Weyerhaeuser Co. (a)	80,254	2,344,219
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $76,539,456)		84,686,906

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%

Money Markets Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 1.72% (c)	3,928,640	$3,928,640
TOTAL SHORT-TERM INVESTMENTS (Cost $3,928,640)

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 10.4%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (c)	286,567,540	286,567,540
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $286,567,540)		286,567,540
Total Investments (Cost $2,848,364,849) — 110.3%		3,047,538,111
Liabilities in Excess of Other Assets — (10.3)%		(285,421,818)
TOTAL NET ASSETS — 100.0%		$2,762,116,293

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan as of October 31, 2019. The total value of securities on loan is $278,595,457 or 10.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2019.
(d)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 88.6%

Aerospace/Defense — 0.9%
Mercury Systems, Inc. (a)	19,834	$1,460,973
Teledyne Technologies, Inc. (a)	12,969	4,274,582
		5,735,555
Airlines — 0.3%
JetBlue Airways Corp. (a)	103,056	1,988,981

Apparel — 0.8%
Carter’s, Inc. (b)	16,291	1,633,010
Deckers Outdoor Corp. (a)	10,442	1,596,582
Skechers U.S.A, Inc. - Class A (a)	47,687	1,782,063
		5,011,655
Auto Parts & Equipment — 0.7%
Adient PLC - ADR (b)	31,105	659,115
Dana, Inc.	51,229	831,447
Delphi Technologies PLC	31,650	386,446
Goodyear Tire & Rubber Co. (b)	80,892	1,283,756
VISTEON Corp. (a)(b)	10,129	942,200
		4,102,964
Banks — 6.7%
Associated Banc-Corp.	58,709	1,180,638
BancorpSouth Bank	32,439	994,904
Bank of Hawaii Corp. (b)	14,770	1,289,569
Bank OZK (b)	43,197	1,212,108
Cathay General Bancorp (b)	27,358	973,124
Commerce Bancshares, Inc. (b)	35,286	2,271,007
Cullen Frost Bankers, Inc. (b)	19,838	1,787,007
East West Bancorp, Inc.	51,817	2,223,986
First Financial Bankshares, Inc. (b)	48,492	1,613,814
First Horizon National Corp.	113,698	1,815,757
FNB Corp	115,944	1,398,285
Fulton Financial Corp. (b)	60,729	1,036,037
Hancock Whitney Corp.	30,632	1,194,648
Home BancShares, Inc. (b)	55,457	1,024,845
International Bancshares Corp.	19,457	796,959
PacWest Bancorp (b)	43,166	1,596,710
Pinnacle Financial Partners, Inc. (b)	26,071	1,533,496
Prosperity Bancshares, Inc. (b)	23,708	1,636,326
Signature Bank (b)	19,715	2,332,679
Synovus Financial Corp.	53,681	1,818,175
TCF Financial Corp.	55,572	2,200,095
Texas Capital Bancshares, Inc. (a)	17,975	971,728
Trustmark Corp. (b)	23,292	799,381
UMB Financial Corp. (b)	15,791	1,030,521
Umpqua Holdings Corp.	78,740	1,245,667
United Bankshares, Inc. (b)	36,494	1,442,973
Valley National Bancorp (b)	118,584	1,373,203
Webster Financial Corp.	32,972	1,454,065

	Shares	Value
Banks — 6.7% (Continued)
Wintrust Financial Corp.	20,229	$1,291,015
		41,538,722
Beverages — 0.2%
The Boston Beer Co., Inc. - Class A (a)	3,130	1,172,060

Biotechnology — 1.2%
Bio-Rad Laboratories, Inc. - Class A (a)	7,490	2,483,834
Exelixis, Inc. (a)	107,206	1,656,333
Ligand Pharmaceuticals, Inc. (a)(b)	7,321	796,598
Nektar Therapeutics (a)(b)	62,236	1,065,791
United Therapeutics Corp. (a)	15,255	1,370,509
		7,373,065
Building Materials — 1.9%
Eagle Materials, Inc.	14,630	1,336,304
Lennox International, Inc.	12,258	3,032,139
Louisiana-Pacific Corp.	44,117	1,289,540
MDU Resources Group, Inc.	70,055	2,023,889
Owens Corning	38,748	2,374,477
Trex Co, Inc. (a)(b)	21,073	1,852,106
		11,908,455
Chemicals — 2.3%
Ashland Global Holdings, Inc.	21,069	1,630,109
Cabot Corp.	21,283	927,726
Ingevity Corp. (a)	14,879	1,252,961
Minerals Technologies, Inc.	12,630	624,553
NewMarket Corp.	2,570	1,247,709
OLIN Corp.	58,929	1,080,758
PolyOne Corp.	27,806	891,182
RPM International, Inc.	45,122	3,268,186
Sensient Technologies Corp. (b)	15,151	947,847
The Chemours Co. (b)	56,880	933,401
Valvoline, Inc.	67,226	1,434,603
		14,239,035
Commercial Services — 3.8%
Aaron’s, Inc. (b)	24,053	1,802,291
Adtalem Global Education, Inc. (a)	20,679	615,821
ASGN, Inc. (a)	18,840	1,198,036
Avis Budget Group, Inc. (a)(b)	22,787	677,002
CoreLogic, Inc. (a)	28,653	1,160,160
Graham Holdings Co. - Class B	1,593	1,003,048
Green Dot Corp. - Class A (a)	17,029	491,116
Healthcare Services Group, Inc. (b)	26,386	642,763
HealthEquity, Inc. (a)(b)	24,569	1,395,273
Insperity, Inc.	13,335	1,408,576
LiveRamp Holdings, Inc. (a)(b)	24,415	954,382
ManpowerGroup, Inc.	21,575	1,961,599
Sabre Corp. (b)	98,381	2,309,986
Service Corp. International (b)	64,786	2,946,467
The Brink’s Co. (b)	17,734	1,506,681

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 88.6% (Continued)

Commercial Services — 3.8% (Continued)
WEX, Inc. (a)	15,423	$2,917,723
W.W. International, Inc. (a)(b)	16,157	563,395
		23,554,319
Computers — 1.6%
CACI International, Inc. - Class A (a)	8,883	1,987,571
Lumentum Holdings, Inc. (a)(b)	26,756	1,676,531
Maximus, Inc.	22,788	1,748,751
NCR Corp. (a)	42,522	1,242,068
NetScout Systems, Inc. (a)	25,040	606,469
Perspecta, Inc.	50,238	1,333,316
Science Applications International Corp.	17,069	1,410,241
		10,004,947
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co. (a)(b)	18,852	659,820

Distribution/Wholesale — 1.1%
KAR Auction Services, Inc. (b)	46,428	1,154,200
Pool Corp.	14,089	2,922,059
Resideo Technologies, Inc. (a)(b)	43,928	418,634
Watsco, Inc. (b)	11,491	2,025,863
		6,520,756
Diversified Finan Serv — 2.8%
Deluxe Corp. (b)	15,615	809,325
Eaton Vance Corp.	41,165	1,877,124
Evercore, Inc. - Class A	14,683	1,081,256
Federated Investors, Inc. - Class B (b)	34,205	1,092,508
Interactive Brokers Group, Inc. - Class A (b)	26,849	1,277,207
Janus Henderson Group PLC (b)	58,973	1,364,045
Jefferies Financial Group, Inc.	89,464	1,670,293
Legg Mason, Inc.	28,368	1,056,992
LendingTree, Inc. (a)(b)	2,675	962,599
Navient Corp.	70,557	971,570
SEI Investments Co.	44,137	2,644,689
SLM Corp.	156,074	1,317,265
Stifel Financial Corp.	25,724	1,440,029
		17,564,902
Electric — 2.1%
Allete, Inc.	18,436	1,586,602
Black Hills Corp.	21,247	1,674,901
Hawaiian Electric Industries, Inc.	38,924	1,757,419
Idacorp, Inc.	18,033	1,940,712
NorthWestern Corp.	18,018	1,306,665
OGE Energy Corp. (b)	71,347	3,072,202
PNM Resources, Inc.	28,475	1,484,971
		12,823,472
Electrical Components & Equipment — 1.9%
Acuity Brands, Inc.	14,292	1,783,499

	Shares	Value
Electrical Components & Equipment — 1.9% (Continued)
Belden, Inc.	14,093	$722,689
Energizer Holdings, Inc. (b)	22,757	966,945
EnerSys	15,401	1,029,711
Hubbell, Inc.	19,515	2,765,275
Littelfuse, Inc. (b)	8,863	1,556,077
Universal Display Corp.	15,193	3,041,335
		11,865,531
Electronics — 3.7%
Arrow Electronics, Inc. (a)	28,929	2,293,491
AVNET, Inc. (b)	36,051	1,426,178
Coherent, Inc. (a)(b)	8,357	1,244,524
Gentex Corp.	88,620	2,485,791
II-VI, Inc. (a)(b)	30,148	999,406
Jabil, Inc.	50,301	1,852,083
National Instruments Corp.	41,303	1,709,531
nVent Electric PLC	57,639	1,329,155
Synnex Corp.	14,825	1,745,496
Tech Data Corp. (a)	12,390	1,505,385
Trimble, Inc. (a)	89,886	3,581,058
Vishay Intertechnology, Inc. (b)	47,265	952,390
Woodward, Inc.	19,974	2,130,427
		23,254,915
Energy-Alternate Sources — 0.4%
First Solar, Inc. (a)(b)	27,009	1,398,796
SolarEdge Technologies, Inc. (a)	11,832	1,005,247
		2,404,043
Engineering & Construction — 1.4%
AECOM (a)	55,763	2,231,078
Dycom Industries, Inc. (a)(b)	11,265	513,571
EMCOR Group, Inc.	20,024	1,756,305
Fluor Corp. (b)	49,864	803,309
Granite Construction, Inc. (b)	16,704	393,212
KBR, Inc.	50,388	1,418,926
MasTec, Inc. (a)(b)	22,005	1,384,995
		8,501,396
Entertainment — 1.9%
Churchill Downs, Inc.	12,663	1,646,063
Cinemark Holdings, Inc. (b)	38,055	1,392,813
Eldorado Resorts, Inc. (a)(b)	23,236	1,040,276
Live Nation Entertainment, Inc. (a)(b)	49,403	3,482,912
Marriott Vacations Worldwide Corp. (b)	14,067	1,546,385
Penn National Gaming, Inc. (a)	37,981	809,565
Scientific Games Corp. (a)(b)	19,819	475,458
Six Flags Entertainment Corp.	27,301	1,151,829
		11,545,301
Environmental Control — 0.8%
Clean Harbors, Inc. (a)	18,157	1,497,226
Stericycle, Inc. (a)(b)	31,697	1,825,747

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 88.6% (Continued)

Environmental Control — 0.8% (Continued)
Tetra Tech, Inc.	19,010	$1,662,805
		4,985,778
Food — 1.8%
Flowers Foods, Inc. (b)	65,547	1,423,681
Hain Celestial Group, Inc. (a)(b)	27,916	659,934
Ingredion, Inc.	23,837	1,883,123
Lancaster Colony Corp. (b)	7,005	974,956
Pilgrim’s Pride Corp. (a)	18,214	552,977
Post Holdings, Inc. (a)	23,852	2,454,371
Sanderson Farms, Inc.	6,991	1,082,277
Sprouts Farmers Market, Inc. (a)	44,345	860,737
Tootsie Roll Industries, Inc. (b)	6,815	233,618
TreeHouse Foods, Inc. (a)(b)	20,021	1,081,534
		11,207,208
Forest Products & Paper — 0.1%
DOMTAR Corp.	22,490	818,411

Gas — 1.8%
National Fuel Gas Co.	30,821	1,396,499
New Jersey Resources Corp.	31,715	1,382,774
ONE Gas, Inc.	18,807	1,746,042
Southwest Gas Holdings, Inc.	18,992	1,658,002
Spire, Inc.	18,150	1,525,689
UGI Corp.	72,689	3,465,085
		11,174,091
Hand/Machine Tools — 1.0%
Colfax Corp. (a)(b)	29,077	976,987
Kennametal, Inc. (b)	29,407	910,147
Lincoln Electric Holdings, Inc. (b)	21,507	1,926,382
MSA Safety, Inc. (b)	12,561	1,508,199
Regal Beloit Corp.	15,297	1,132,743
		6,454,458
Healthcare-Products — 4.8%
Avanos Medical, Inc. (a)(b)	16,959	746,874
Bio-Techne Corp.	13,504	2,811,128
Cantel Medical Corp. (b)	13,005	947,934
Globus Medical, Inc. - Class A (a)	27,223	1,425,669
Haemonetics Corp. (a)	18,229	2,200,787
Hill-Rom Holdings, Inc.	23,836	2,495,391
ICU Medical, Inc. (a)	6,702	1,083,110
Integra LifeSciences Holdings Corp. (a)	25,316	1,469,847
LivaNova PLC (a)(b)	16,850	1,191,800
Masimo Corp. (a)	17,496	2,550,742
NuVasive, Inc. (a)	18,482	1,303,720
Patterson Cos., Inc. (b)	29,544	506,089
Penumbra, Inc. (a)(b)	11,142	1,737,818
Repligen Corp. (a)(b)	16,136	1,282,651

	Shares	Value
Healthcare-Products — 4.8% (Continued)
STERIS PLC	30,247	$4,282,068
West Pharmaceutical Services, Inc.	26,543	3,817,945
		29,853,573
Healthcare-Services — 2.7%
Acadia Healthcare Co., Inc. (a)(b)	31,644	949,003
Amedisys, Inc. (a)	11,202	1,439,681
Catalent, Inc. (a)	52,034	2,531,454
Charles River Laboratories International, Inc. (a)	17,271	2,244,885
Chemed Corp.	5,732	2,257,892
Encompass Health Corp.	35,303	2,260,098
MEDNAX, Inc. (a)	31,431	690,225
Molina Healthcare, Inc. (a)	22,358	2,630,195
Syneos Health, Inc. (a)(b)	21,784	1,092,468
Tenet Healthcare Corp. (a)	35,988	911,936
		17,007,837
Home Builders — 1.0%
KB Home	30,261	1,080,015
NVR, Inc. (a)(b)	424	1,541,914
Thor Industries, Inc. (b)	18,698	1,182,835
Toll Brothers, Inc.	44,949	1,787,622
TRI Pointe Group, Inc. (a)	50,640	797,074
		6,389,460
Home Furnishings — 0.2%
Tempur Sealy International, Inc. (a)	16,441	1,495,309

Household Products/Wares — 0.2%
Helen of Troy Ltd. (a)	9,180	1,374,797

Housewares — 0.7%
Scotts Miracle-Gro Co.	14,052	1,410,680
Toro Co.	37,955	2,927,469
		4,338,149
Insurance — 5.6%
Alleghany Corp. (a)	5,181	4,032,320
American Financial Group, Inc.	25,977	2,702,647
Brighthouse Financial, Inc. (a)	38,768	1,463,880
Brown & Brown, Inc.	82,951	3,125,594
CNO Financial Group, Inc.	57,413	898,513
First American Financial Corp.	39,838	2,461,192
Genworth Financial, Inc. - Class A (a)	175,087	749,372
Hanover Insurance Group, Inc.	13,770	1,813,647
Kemper Corp.	21,770	1,564,828
Mercury General Corp.	9,706	466,470
Old Republic International Corp.	101,705	2,272,090
Primerica, Inc.	15,214	1,919,703
Reinsurance Group of America, Inc.	22,446	3,646,802
RenaissanceRe Holdings Ltd.	15,369	2,876,769
Selective Insurance Group, Inc.	20,669	1,428,641

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 88.6% (Continued)

Insurance — 5.6% (Continued)
WR Berkley Corp.	51,666	$3,611,453
		35,033,921
Internet — 0.6%
Etsy, Inc. (a)	42,923	1,909,644
GrubHub, Inc. (a)(b)	26,682	908,789
YELP, Inc. (a)	22,488	776,061
		3,594,494
Iron/Steel — 1.3%
Allegheny Technologies, Inc. (a)(b)	44,915	943,664
Carpenter Technology Corp.	16,930	829,909
Commercial Metals Co.	41,022	792,955
Reliance Steel & Aluminum Co.	24,003	2,785,308
Steel Dynamics, Inc.	66,326	2,013,657
United States Steel Corp. (b)	61,911	712,596
		8,078,089
Leisure Time — 0.6%
Brunswick Corp. (b)	31,124	1,812,662
Polaris Industries, Inc.	20,496	2,021,930
		3,834,592
Lodging — 1.1%
Boyd Gaming Corp. (b)	28,576	778,696
Caesars Entertainment Corp. (a)	193,317	2,373,933
Wyndham Destinations, Inc.	33,763	1,566,941
Wyndham Hotels & Resorts, Inc.	35,014	1,889,705
		6,609,275
Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	25,038	2,137,744
Terex Corp.	22,150	610,233
		2,747,977
Machinery-Diversified — 2.2%
AGCO Corp.	22,980	1,762,336
Cognex Corp.	61,054	3,143,671
CRANE Co.	18,148	1,388,685
Curtiss-Wright Corp.	15,296	2,068,784
Graco, Inc.	59,081	2,670,461
Nordson Corp.	18,466	2,895,653
		13,929,590
Media — 1.8%
AMC Networks, Inc. - Class A (a)(b)	16,025	697,889
Cable One, Inc.	1,783	2,363,135
FactSet Research Systems, Inc. (b)	13,597	3,447,111
John Wiley & Sons, Inc. - Class A (b)	16,174	745,136
Meredith Corp. (b)	14,326	540,090
TEGNA, Inc. (b)	77,119	1,159,099
The New York Times Co. - Class A (b)	50,730	1,567,557
World Wrestling Entertainment, Inc. - Class A (b)	16,547	927,294
		11,447,311

	Shares	Value
Metal Fabricate/Hardware — 0.5%
The Timken Co.	24,398	$1,195,502
Valmont Industries, Inc.	7,870	1,079,685
Worthington Industries, Inc.	14,039	516,776
		2,791,963
Mining — 0.5%
Compass Minerals International, Inc.	12,137	685,498
Royal Gold, Inc. (b)	23,428	2,704,528
		3,390,026
Miscellaneous Manufacturing — 1.9%
AptarGroup, Inc.	22,492	2,657,430
Axon Enterprise, Inc. (a)(b)	20,627	1,054,659
Carlisle Cos., Inc.	20,486	3,119,403
Donaldson Co., Inc.	45,697	2,410,060
ITT, Inc.	31,232	1,856,742
Trinity Industries, Inc. (b)	35,589	703,950
		11,802,244
Office Furnishings — 0.3%
Herman Miller, Inc.	21,084	980,406
HNI Corp.	15,581	592,078
		1,572,484
Office/Business Equipment — 0.7%
Zebra Technologies Corp. - Class A (a)(b)	19,275	4,584,944

Oil&Gas — 1.5%
Callon Petroleum Co. (a)(b)	81,445	309,491
Chesapeake Energy Corp (a)(b)	392,291	525,670
CNX Resources Corp. (a)(b)	65,252	550,074
EQT Corp. (b)	91,034	977,705
Matador Resources Co. (a)(b)	37,033	515,129
Murphy Oil Corp. (b)	53,616	1,106,098
Murphy USA, Inc. (a)(b)	10,739	1,266,450
Oasis Petroleum, Inc. (a)	96,580	252,074
PBF Energy, Inc. - Class A	35,453	1,144,423
Southwestern Energy Co. (a)	188,292	385,999
Transocean Ltd. (a)(b)	200,038	950,181
WPX Energy, Inc. (a)(b)	146,926	1,466,321
		9,449,615
Oil & Gas Services — 0.5%
Apergy Corp. (a)	27,656	696,101
Core Laboratories NV (b)	15,443	680,110
NOW, Inc. (a)	38,777	408,710
Oceaneering International, Inc. (a)	35,341	500,428
Patterson-UTI Energy, Inc.	70,474	586,344
		2,871,693
Packaging & Containers — 0.6%
Greif, Inc.	9,382	367,493
Owens-Illinois, Inc.	54,873	466,421
Silgan Holdings, Inc.	27,635	850,329

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 88.6% (Continued)

Packaging & Containers — 0.6% (Continued)
Sonoco Products Co. (b)	35,719	$2,060,986
		3,745,229
Pharmaceuticals — 0.5%
PRA Health Sciences, Inc. (a)	21,857	2,135,647
Prestige Brands Holdings, Inc. (a)(b)	18,550	657,783
		2,793,430
Pipelines — 0.3%
Antero Midstream Corp. (b)	89,914	579,046
Equitrans Midstream Corp. (b)	72,669	1,011,553
		1,590,599
Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	17,931	2,627,250

Retail — 5.1%
American Eagle Outfitters, Inc. (b)	55,263	849,945
AutoNation, Inc. (a)(b)	20,631	1,049,086
Bed Bath & Beyond, Inc. (b)	44,451	608,979
Brinker International, Inc. (b)	13,436	597,230
Casey’s General Stores, Inc. (b)	13,082	2,234,536
Cracker Barrel Old Country Store, Inc. (b)	8,607	1,338,388
Dick’s Sporting Goods, Inc. (b)	22,925	892,470
Dillard’s, Inc. - Class A (b)	3,560	245,569
Domino’s Pizza, Inc. (b)	14,700	3,992,814
Dunkin’ Brands Group, Inc.	29,544	2,322,749
FirstCash, Inc.	14,952	1,261,799
Five Below, Inc. (a)	19,928	2,493,192
Foot Locker, Inc. (b)	38,166	1,660,603
Jack in the Box, Inc.	9,264	778,361
MSC Industrial Direct Co., Inc. - Class A (b)	16,138	1,181,463
Nu Skin Enterprises, Inc. - Class A	19,822	883,665
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	18,451	1,178,650
Papa John’s International, Inc. (b)	8,043	470,918
Sally Beauty Holdings, Inc. (a)(b)	43,063	667,476
Texas Roadhouse, Inc.	23,839	1,346,904
The Cheesecake Factory, Inc. (b)	14,916	623,340
The Wendy’s Co. (b)	64,993	1,376,552
Urban Outfitters, Inc. (a)(b)	24,537	704,212
Williams-Sonoma, Inc. (b)	27,211	1,817,423
World Fuel Services Corp.	24,042	1,004,234
		31,580,558
Savings & Loans — 0.7%
New York Community Bancorp, Inc. (b)	166,961	1,945,096
Sterling Bancorp	71,378	1,402,578
Washington Federal, Inc. (b)	29,010	1,057,704
		4,405,378

	Shares	Value
Semiconductors — 2.8%
Cirrus Logic, Inc. (a)(b)	21,129	$1,435,927
CREE, Inc. (a)(b)	36,889	1,760,712
Cypress Semiconductor Corp.	129,976	3,024,542
MKS Instruments, Inc. (b)	18,970	2,052,933
Monolithic Power Systems, Inc.	14,125	2,117,620
Semtech Corp. (a)	23,545	1,188,081
Silicon Laboratories, Inc. (a)(b)	15,417	1,637,902
Synaptics, Inc. (a)(b)	11,450	482,159
Teradyne, Inc.	59,114	3,618,959
		17,318,835
Software — 3.3%
ACI Worldwide, Inc. (a)(b)	41,502	1,302,748
Allscripts Healthcare Solutions, Inc. (a)(b)	61,204	669,572
Blackbaud, Inc. (b)	17,355	1,456,952
CDK Global, Inc.	42,175	2,131,524
CommVault Systems, Inc. (a)	14,463	718,377
Covetrus, Inc. (a)(b)	34,187	338,964
Fair Isaac Corp. (a)	10,418	3,167,489
J2 Global, Inc. (b)	16,556	1,572,158
Manhattan Associates, Inc. (a)	23,227	1,740,864
PTC, Inc. (a)	36,066	2,413,176
Teradata Corp. (a)(b)	41,918	1,254,606
Tyler Technologies, Inc. (a)	13,701	3,678,992
		20,445,422
Telecommunications — 1.1%
CIENA Corp. (a)	53,971	2,003,403
InterDigital, Inc.	11,686	626,720
LogMeIn, Inc.	18,163	1,192,946
Plantronics, Inc. (b)	11,742	462,870
Telephone & Data Systems, Inc.	33,505	874,145
ViaSat, Inc. (a)	20,314	1,398,416
		6,558,500
Toys/Games/Hobbies — 0.2%
Mattel, Inc. (a)(b)	123,394	1,473,324

Transportation — 2.4%
Genesee & Wyoming, Inc. - Class A (a)	20,141	2,236,255
Kirby Corp. (a)(b)	20,844	1,650,011
Knight-Swift Transportation Holdings, Inc. (b)	44,520	1,623,199
Landstar System, Inc.	14,349	1,623,590
Old Dominion Freight Line, Inc. (b)	22,278	4,056,378
Ryder System, Inc.	18,990	923,484
Werner Enterprises, Inc. (b)	15,614	569,911
XPO Logistics, Inc. (a)(b)	32,950	2,517,380
		15,200,208
Trucking & Leasing — 0.2%
GATX Corp. (b)	13,083	1,040,753

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 88.6% (Continued)

Water — 0.6%
Aqua America, Inc. (b)	75,253	$3,411,218
TOTAL COMMON STOCKS (Cost $538,881,660)		550,797,887

REAL ESTATE INVESTMENT TRUSTS — 11.0%

Alexander & Baldwin, Inc.	24,226	569,553
American Campus Communities, Inc. (b)	48,953	2,446,671
Brixmor Property Group, Inc. (b)	106,716	2,349,886
Camden Property Trust	34,561	3,952,742
CoreCivic, Inc.	42,417	647,284
CoreSite Realty Corp.	13,116	1,541,130
Corporate Office Properties Trust	39,402	1,167,875
Cousins Properties, Inc. (b)	51,063	2,049,158
CyrusOne, Inc.	39,378	2,806,864
Douglas Emmett, Inc.	57,809	2,504,286
EastGroup Properties, Inc. (b)	13,077	1,751,664
EPR Properties	26,776	2,082,905
First Industrial Realty Trust, Inc.	45,228	1,904,551
Healthcare Realty Trust, Inc.	44,754	1,556,097
Highwoods Properties, Inc.	37,027	1,732,864
JBG SMITH Properties	42,628	1,716,203
Kilroy Realty Corp.	32,323	2,712,869
Lamar Advertising Co. - Class A	30,424	2,434,224
Liberty Property Trust	54,880	3,241,762
Life Storage, Inc.	16,683	1,817,112
Mack-Cali Realty Corp.	32,287	691,587
Medical Properties Trust, Inc.	155,253	3,218,395
National Retail Properties, Inc.	59,711	3,517,575
Omega Healthcare Investors, Inc. (b)	75,630	3,330,745
Park Hotels & Resorts, Inc. (b)	71,679	1,666,537
Pebblebrook Hotel Trust (b)	46,646	1,199,269
PotlatchDeltic Corp.	24,267	1,030,620
PS Business Parks, Inc.	7,174	1,295,266
Rayonier, Inc.	46,286	1,248,796
Sabra Health Care REIT, Inc.	65,924	1,621,730
Senior Housing Properties Trust	84,929	842,920
Service Properties Trust	58,749	1,486,350
Spirit Realty Capital, Inc.	31,348	1,562,384
Tanger Factory Outlet Centers, Inc. (b)	33,584	541,374

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 11.0% (Continued)

Taubman Centers, Inc. (b)	21,873	$782,616
The GEO Group, Inc.	43,131	656,454
Uniti Group, Inc. (b)	63,947	442,513
Urban Edge Properties (b)	42,939	906,442
Weingarten Realty Investors	42,741	1,356,172
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $64,528,681)		68,383,445

SHORT-TERM INVESTMENTS — 0.4%

Money Markets Deposit Accounts — 0.4%
U.S. Bank Money Market Deposit Account, 1.72% (c)	2,640,167	2,640,167
TOTAL SHORT-TERM INVESTMENTS (Cost $2,640,167)		2,640,167

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 27.6%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (c)	171,667,967	171,667,967
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $171,667,967)		171,667,967
Total Investments (Cost $777,718,475) — 127.6%		793,489,466
Liabilities in Excess of Other Assets — (27.6)%		(171,639,497)
TOTAL NET ASSETS — 100.0%		$621,849,969

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of October 31, 2019. The Total value of securities on loan is $166,497,202 or 26.8% of net assets.
(c)	The rate shown is as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%

Airlines — 0.4%
American Airlines Group, Inc. (a)	31,528	$947,732
United Airlines Holdings, Inc. (b)	18,662	1,695,256
		2,642,988
Auto Manufacturers — 1.0%
PACCAR, Inc.	23,957	1,822,169
Tesla Motors, Inc. (a)(b)	12,593	3,965,788
		5,787,957
Beverages — 2.6%
Monster Beverage Corp. (b)	37,413	2,099,992
PepsiCo, Inc.	98,354	13,491,218
		15,591,210
Biotechnology — 6.0%
Alexion Pharmaceuticals, Inc. (b)	15,303	1,612,936
Amgen, Inc.	42,180	8,994,885
Biogen, Inc. (b)	12,966	3,873,074
BioMarin Pharmaceutical, Inc. (b)	12,211	893,967
Celgene Corp. (b)	49,855	5,385,836
Gilead Sciences, Inc.	89,093	5,676,115
Illumina, Inc. (b)	10,332	3,053,313
Incyte Corp. (a)(b)	14,568	1,222,546
Regeneron Pharmaceuticals, Inc. (a)(b)	7,372	2,257,896
Vertex Pharmaceuticals, Inc. (b)	18,075	3,533,301
		36,503,869
Commercial Services — 2.8%
Automatic Data Processing, Inc.	30,517	4,950,773
Cintas Corp. (a)	7,191	1,932,006
PayPal Holdings, Inc. (b)	82,771	8,616,461
Verisk Analytics, Inc.	11,275	1,631,492
		17,130,732
Computers — 12.6%
Apple, Inc.	286,474	71,263,272
Check Point Software Technologies Ltd. (a)(b)	10,679	1,200,427
Cognizant Technology Solutions Corp. - Class A	38,847	2,367,336
NetApp, Inc.	17,241	963,427
Western Digital Corp.	19,886	1,027,112
		76,821,574
Distribution/Wholesale — 0.2%
Fastenal Co. (a)	39,417	1,416,647

Electric — 0.4%
Xcel Energy, Inc.	35,265	2,239,680

Food — 1.3%
Mondelez International, Inc. - Class A	101,453	5,321,210

	Shares	Value
Food — 1.3% (Continued)
The Kraft Heinz Co.	83,715	$2,706,506
		8,027,716
Healthcare-Products — 1.4%
Align Technology, Inc. (b)	5,456	1,376,494
Henry Schein, Inc. (a)(b)	10,447	653,826
IDEXX Laboratories, Inc. (b)	5,901	1,681,844
Intuitive Surgical, Inc. (a)(b)	8,098	4,477,789
		8,189,953
Insurance — 0.3%
Willis Towers Watson PLC	8,882	1,660,046

Internet — 27.0%
Alphabet, Inc. - Class A (b)	19,273	24,260,852
Alphabet, Inc. - Class C (b)	21,940	27,646,814
Amazon.com, Inc. (b)	31,186	55,406,919
BAIDU, Inc. - ADR (b)	19,245	1,960,103
Booking Holdings, Inc. (b)	2,988	6,121,725
Ctrip.com International Ltd. - ADR (b)	33,186	1,094,806
eBay, Inc.	59,001	2,079,785
Expedia Group, Inc. (a)	9,323	1,274,081
Facebook, Inc. - Class A (b)	153,933	29,501,260
JD.com, Inc. - ADR (b)	63,427	1,975,751
MercadoLibre, Inc. (b)	3,489	1,819,583
Netflix, Inc. (b)	30,793	8,850,216
Symantec Corp.	43,887	1,004,135
VeriSign, Inc. (b)	8,260	1,569,565
		164,565,595
Lodging — 0.6%
Marriott International, Inc. - Class A (a)	23,410	2,962,535
Wynn Resorts Ltd.	7,423	900,707
		3,863,242
Media — 4.3%
Charter Communications, Inc. - Class A (b)	15,501	7,252,298
Comcast Corp. - Class A	318,072	14,255,987
FOX Corp. - Class A	23,736	760,502
FOX Corp. - Class B	17,929	560,102
Liberty Global PLC - Class A (a)(b)	14,016	352,502
Liberty Global PLC - Class C (b)	36,868	880,039
Sirius XM Holdings, Inc. (a)	313,040	2,103,629
		26,165,059
Pharmaceuticals — 0.1%
Mylan NV (a)(b)	35,430	678,484

Retail — 4.8%
Costco Wholesale Corp.	30,937	9,191,692
Dollar Tree, Inc. (b)	16,343	1,804,267

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)

Retail — 4.8% (Continued)
Lululemon Athletica, Inc. (b)	8,380	$1,711,783
O’Reilly Automotive, Inc. (b)	5,386	2,345,657
Ross Stores, Inc.	25,595	2,807,004
Starbucks Corp. (a)	84,207	7,120,544
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	4,090	953,583
Walgreens Boots Alliance, Inc.	63,530	3,480,173
		29,414,703
Semiconductors — 12.4%
Advanced Micro Devices, Inc. (a)(b)	76,357	2,590,793
Analog Devices, Inc.	25,977	2,769,927
Applied Materials, Inc.	65,427	3,550,069
ASML Holding NV - ADR	4,926	1,290,464
Broadcom, Inc.	28,002	8,200,386
Intel Corp.	309,890	17,518,082
KLA Corp.	11,198	1,892,910
Lam Research Corp.	10,165	2,755,121
Maxim Integrated Products, Inc.	18,974	1,113,015
Microchip Technology, Inc. (a)	16,194	1,526,932
Micron Technology, Inc. (b)	77,774	3,698,154
NVIDIA Corp.	42,834	8,610,491
NXP Semiconductors NV	22,557	2,564,280
QUALCOMM, Inc.	85,519	6,879,148
Skyworks Solutions, Inc. (a)	12,145	1,105,924
Texas Instruments, Inc. (a)	65,679	7,749,465
Xilinx, Inc.	17,363	1,575,519
		75,390,680
Software — 17.6%
Activision Blizzard, Inc.	53,960	3,023,379
Adobe Systems, Inc. (b)	34,150	9,491,309
Autodesk, Inc. (a)(b)	15,444	2,275,828
Cadence Design System, Inc. (b)	19,354	1,264,784
Cerner Corp. (a)	22,573	1,515,100
Citrix Systems, Inc.	9,212	1,002,818
Electronic Arts, Inc. (b)	20,710	1,996,444
Fiserv, Inc. (a)(b)	47,664	5,059,057
Intuit, Inc.	18,293	4,710,448
Microsoft Corp.	484,006	69,391,940
NetEase, Inc. - ADR	5,018	1,434,445
Paychex, Inc. (a)	24,616	2,058,882
Synopsys, Inc. (b)	10,198	1,384,379
Take-Two Interactive Software, Inc. (b)	7,812	940,174
Workday, Inc. - Class A (b)	11,532	1,870,029
		107,419,016
Telecommunications — 3.2%
Cisco Systems, Inc.	301,141	14,307,209

	Shares	Value
Telecommunications — 3.2% (Continued)
T-Mobile US, Inc. (a)(b)	60,100	$4,967,866
		19,275,075
Toys/Games/Hobbies — 0.1%
Hasbro, Inc. (a)	8,663	842,997

Transportation — 0.8%
CSX Corp.	56,162	3,946,504
JB Hunt Trasport Services, Inc. (a)	7,489	880,407
		4,826,911
TOTAL COMMON STOCKS (Cost $542,958,965)		608,454,134

SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 1.72% (c)	920,876	920,876
TOTAL SHORT-TERM INVESTMENTS (Cost $920,876)		920,876

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 7.9%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (c)	48,405,439	48,405,439
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $48,405,439)		48,405,439

Total Investments (Cost $592,285,282) — 108.0%		657,780,449
Liabilities in Excess of Other Assets — (8.0)%		(48,610,294)
TOTAL NET ASSETS — 100.0%		$609,170,155

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	All or portion of this security is on loan as of October 31, 2019. The total value of securities on loan is $47,232,374 or 7.8% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.7%

Advertising — 0.2%
JCDecaux SA	1,929	$52,710
Publicis Groupe SA	5,745	247,005
		299,715
Aerospace/Defense — 3.5%
Airbus Group SE	14,705	2,106,150
Dassault Aviation SA	69	95,810
Leonardo SpA	10,324	119,864
MTU Aero Engines AG	1,368	365,260
Safran SA	8,806	1,393,155
Thales SA	2,659	259,904
		4,340,143
Airlines — 0.1%
Air France-KLM (a)	5,662	67,411
Deutsche Lufthansa AG	6,258	108,497
		175,908
Apparel — 5.3%
adidas AG	5,224	1,613,018
Hermes International	821	590,602
Kering	1,980	1,126,671
LVMH Moet Hennessy Louis Vuitton SE	6,650	2,836,904
Moncler SpA	4,877	187,874
Puma SE	2,186	164,446
		6,519,515
Auto Manufacturers — 3.0%
Bayerische Motoren Werke AG	8,517	652,677
Daimler AG	22,953	1,341,668
Ferrari NV	3,351	536,126
Fiat Chrysler Automobiles NV	29,121	452,362
Peugeot SA	14,398	364,518
Renault SA	4,889	249,516
Volkswagen AG	858	162,582
		3,759,449
Auto Parts & Equipment — 1.4%
Cie Generale des Etablissements Michelin	4,671	568,363
Continental AG	2,861	382,522
Faurecia	1,947	90,725
Hella GmbH & Co. KGaA	1,183	57,552
Nokian Renkaat OYJ	3,554	101,473
Pirelli & C SpA	11,459	66,227
Plastic Omnium SA	1,459	39,867
Rheinmetall AG	1,160	139,531
Valeo SA	6,282	233,590
		1,679,850
Banks — 9.8%
ABN AMRO Group NV	10,968	204,162
AIB Group PLC	20,788	66,587

	Shares	Value
Banks — 9.8% (Continued)
Alpha Bank AE (a)	36,444	$77,674
Banca Mediolanum SpA	7,675	65,783
Banco Bilbao Vizcaya Argentaria SA - ADR	179,585	939,230
Banco BPM SpA (a)	39,857	90,550
Banco de Sabadell SA	148,729	163,190
Banco Santander SA - ADR	452,745	1,792,870
Bank of Ireland Group PLC	24,363	117,166
Bankia SA	32,012	60,981
Bankinter SA	18,152	125,519
BNP Paribas SA	28,890	1,508,265
CaixaBank SA	95,095	272,042
Commerzbank AG	27,484	164,391
Credit Agricole SA	30,628	399,153
Deutsche Bank AG	54,164	392,297
Erste Group Bank AG	7,602	268,514
Eurobank Ergasias SA (a)	68,268	69,134
FinecoBank Banca Fineco SpA	16,241	182,947
ING Groep NV - ADR (c)	106,021	1,201,218
Intesa Sanpaolo SpA	399,865	1,001,647
KBC Groep NV	7,328	513,913
Mediobanca Banca di Credito Finanziario SpA	19,437	230,872
National Bank of Greece SA (a)	14,487	49,118
Natixis SA	22,108	101,365
Nordea Bank Abp (a)	85,450	624,802
Raiffeisen Bank International AG	3,443	84,672
Societe Generale SA	20,529	582,703
UniCredit SpA	59,698	756,895
Unione di Banche Italiane SpA	26,900	81,814
		12,189,474
Beverages — 3.1%
Anheuser-Busch InBev SA/NV - ADR (c)	20,907	1,688,658
Davide Campari-Milano SpA	15,043	137,827
Heineken Holding NV	2,815	268,119
Heineken NV	6,273	639,879
Pernod Ricard SA	5,619	1,037,167
Remy Cointreau SA	668	89,328
		3,860,978
Biotechnology — 0.1%
Argenx SE - ADR (a)(c)	1,393	170,587

Building Materials — 0.9%
Buzzi Unicem SpA	1,848	44,602
Buzzi Unicem SpA - Savings Shares	1,069	16,358
Cie de Saint-Gobain	13,105	533,045
HeidelbergCement AG	3,959	294,159
Imerys SA	969	37,415

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.7% (Continued)

Building Materials — 0.9% (Continued)
Kingspan Group PLC	4,012	$207,889
		1,133,468
Chemicals — 5.2%
Air Liquide SA	12,372	1,643,400
Akzo Nobel NV	6,089	560,602
Arkema SA	1,913	195,520
BASF SE	24,450	1,860,569
Brenntag AG	4,095	205,522
Covestro AG	4,551	218,510
Evonik Industries AG	4,406	116,216
FUCHS PETROLUB SE	902	36,367
K&S AG	5,096	72,522
Koninklijke DSM NV	4,677	554,227
LANXESS AG	2,231	145,064
OCI NV (a)	2,550	57,193
Solvay SA	1,848	200,955
Symrise AG	3,371	324,385
Umicore SA	5,460	225,130
Wacker Chemie AG	415	32,585
		6,448,767
Commercial Services — 2.0%
Adyen NV (a)	275	193,042
ALD SA	2,171	30,751
Amadeus IT Holding SA	10,684	790,498
Atlantia SpA	14,105	348,291
Bureau Veritas SA	7,529	192,209
Edenred	6,457	339,910
Elis SA	5,006	95,640
Randstad Holding NV	2,914	161,329
Wirecard AG (c)	3,031	383,853
		2,535,523
Computers — 1.0%
Atos SE	2,547	197,199
Capgemini SE	4,148	467,022
Ingenico Group SA	1,685	179,922
Teleperformance	1,522	344,929
		1,189,072
Cosmetics/Personal Care — 3.6%
Beiersdorf AG	2,648	313,494
L’Oreal SA	6,431	1,877,759
Unilever NV	38,761	2,289,035
		4,480,288
Distribution/Wholesale — 0.1%
Rexel SA	8,009	99,150

Diversified Financial Services — 0.9%
Amundi SA	1,514	108,068

	Shares	Value
Diversified Financial Services — 0.9% (Continued)
Deutsche Boerse AG	4,905	$760,132
DWS Group GmbH & Co KGaA	919	29,724
Euronext NV	1,638	131,991
GRENKE AG	703	66,527
		1,096,442
Electric — 5.7%
A2A SpA	40,993	82,249
E.ON SE	57,628	580,831
EDP - Energias de Portugal SA	60,061	247,178
EDP Renovaveis SA	4,028	45,913
Electricite de France SA	13,196	136,166
Endesa SA	8,420	229,136
Enel SpA	207,663	1,607,349
Engie SA	44,195	739,114
Fortum OYJ	11,448	279,490
Hera SpA	21,754	93,118
Iberdrola SA	157,415	1,616,602
Innogy SE	3,404	169,551
Red Electrica Corp. SA	11,479	231,086
RWE AG	15,212	463,679
Terna Rete Elettrica Nazionale SpA	37,508	247,817
Uniper SE	5,189	161,697
Verbund AG	1,764	95,418
		7,026,394
Electrical Components & Equipment — 1.8%
Legrand SA	7,073	552,038
OSRAM Licht AG	2,348	104,749
Prysmian SpA	6,920	159,837
Schneider Electric SE	14,007	1,300,688
Signify NV	2,891	84,607
		2,201,919
Energy-Alternate Sources — 0.1%
Siemens Gamesa Renewable Energy SA	5,924	81,432

Engineering & Construction — 3.0%
Acciona SA	561	58,470
Ackermans & van Haaren NV	610	93,410
ACS Actividades de Construccion y Servicios SA	6,456	262,022
Aena SME SA	1,883	345,468
Aeroports de Paris	762	144,816
Boskalis Westminster	2,136	46,883
Bouygues SA	5,399	228,817
Cellnex Telecom SA	5,557	239,604
Eiffage SA	1,999	214,744
Ferrovial SA	12,702	374,847
Fomento de Construcciones y Contratas SA	1,983	24,018

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.7% (Continued)

Engineering & Construction — 3.0% (Continued)
Fraport AG Frankfurt Airport Services Worldwide	960	$80,237
HOCHTIEF AG	542	67,582
Infrastrutture Wireless Italiane SpA	6,406	65,730
Mytilineos SA	2,819	30,843
Vinci SA	12,410	1,392,392
		3,669,883
Entertainment — 0.1%
OPAP SA	5,976	64,984

Food — 2.8%
Carrefour SA	15,291	260,159
Casino Guichard Perrachon SA (c)	1,456	78,547
Colruyt SA	1,444	80,267
Danone SA - ADR	81,410	1,343,265
Glanbia PLC	5,267	58,684
Jeronimo Martins SGPS SA	6,465	108,481
Kerry Group PLC - Class A	3,874	468,361
Kesko OYJ - Class B	1,806	120,209
Koninklijke Ahold Delhaize NV	29,529	735,245
METRO AG	4,440	72,298
Suedzucker AG	2,065	29,756
Takeaway.com NV (a)	1,036	84,348
		3,439,620
Food Service — 0.2%
Sodexo SA	2,301	253,038

Forest Products & Paper — 0.5%
Stora Enso OYJ - Class R	14,836	192,354
UPM-Kymmene OYJ	14,128	459,158
		651,512
Gas — 0.7%
Enagas SA	6,031	149,258
Italgas SpA	10,159	65,353
Naturgy Energy Group SA	8,190	222,969
Rubis SCA	2,346	135,927
Snam SpA	60,226	308,982
		882,489
Healthcare-Products — 2.3%
Carl Zeiss Meditec AG	978	106,622
DiaSorin SpA	607	68,375
EssilorLuxottica SA	7,841	1,196,325
Koninklijke Philips NV	24,122	1,056,491
QIAGEN NV (a)	5,798	174,014
Sartorius Stedim Biotech	640	95,791
Siemens Healthineers AG	3,458	146,921
		2,844,539

	Shares	Value
Healthcare-Services — 1.1%
BioMerieux	1,102	$90,152
Eurofins Scientific SE	308	156,023
Fresenius Medical Care AG & Co KGaA - ADR (c)	11,751	423,858
Fresenius SE & Co. KGaA	10,777	566,423
Orpea	1,191	143,326
		1,379,782
Home Furnishings — 0.1%
Rational AG	91	69,269
SEB SA	730	110,808
		180,077
Household Products/Wares — 0.2%
Henkel AG & Co. KGaA	2,712	261,182
Societe BIC SA	701	48,669
		309,851
Insurance — 6.5%
Aegon NV	48,209	208,403
Ageas	4,993	287,567
Allianz SE	11,285	2,756,368
ASR Nederland NV	3,711	135,797
Assicurazioni Generali SpA	34,391	697,125
AXA SA	51,281	1,354,632
CNP Assurances	4,210	83,484
Hannover Rueck SE	1,614	285,855
Mapfre SA	26,208	73,075
Muenchener Rueckversicherungs-Gesellschaft AG	3,847	1,068,349
NN Group NV	8,893	338,910
Sampo OYJ - Class A	13,014	533,263
SCOR SE	4,184	176,297
Talanx AG	1,009	46,476
UnipolSai Assicurazioni SpA	15,379	42,898
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,028	27,861
		8,116,360
Internet — 0.4%
Delivery Hero SE (a)(b)	2,900	135,941
Iliad SA	637	65,929
Rocket Internet SE (a)(b)	1,737	46,146
Scout24 AG	2,874	177,738
United Internet AG	3,045	91,728
		517,482
Investment Companies — 0.5%
Corp. Financiera Alba SA	546	27,251
EXOR NV	2,823	216,364
Groupe Bruxelles Lambert SA	1,950	195,691
Sofina SA	425	93,947
Wendel SA	763	108,074
		641,327
Iron/Steel — 0.4%

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.7% (Continued)

Iron/Steel — 0.4% (Continued)
ArcelorMittal	15,925	$234,980
ThyssenKrupp AG (c)	12,312	175,695
Voestalpine AG	3,003	75,191
		485,866
Lodging — 0.2%
Accor SA	5,045	216,740

Machinery-Diversified — 1.2%
ANDRITZ AG	1,870	84,008
CNH Industrial NV	26,264	285,541
GEA Group AG	4,398	134,448
KION Group AG	1,877	124,726
Kone OYJ - Class B	10,336	657,542
Metso OYJ	2,843	107,427
Zardoya Otis SA	4,725	35,782
		1,429,474
Media — 1.3%
Axel Springer SE	1,183	84,376
Bollore SA	25,935	112,230
Lagardere SCA	3,069	68,525
Mediaset SpA (a)	8,190	24,489
ProSiebenSat.1 Media SE	5,449	80,463
RTL Group SA	1,022	51,931
Telenet Group Holding NV (a)	1,281	62,891
Vivendi SA	21,567	600,380
Wolters Kluwer NV	7,252	533,980
		1,619,265
Metal Fabricate/Hardware — 0.1%
Tenaris SA - ADR	7,169	145,531

Miscellaneous Manufacturing — 2.3%
Aalberts Industries NV	2,549	102,515
Alstom SA	4,918	212,545
Knorr-Bremse AG	1,286	129,788
Siemens AG - ADR	40,854	2,358,501
		2,803,349
Oil & Gas — 4.8%
Eni SpA	66,823	1,011,341
Galp Energia SGPS SA	13,648	217,365
Hellenic Petroleum SA	1,547	14,717
Motor Oil Hellas Corinth Refineries SA	1,498	36,990
Neste OYJ	11,058	399,095
OMV AG	3,774	220,222
Repsol SA	35,627	584,101
TOTAL SA - ADR	65,893	3,467,949
		5,951,780

	Shares	Value
Oil & Gas Services — 0.2%
Saipem SpA (a)	14,882	$67,387
TechnipFMC PLC	12,140	240,195
		307,582
Packaging & Containers — 0.1%
Huhtamaki OYJ	2,458	113,768

Pharmaceuticals — 5.1%
Amplifon SpA	3,183	79,946
Bayer AG - ADR (c)	100,585	1,955,372
Galapagos NV - ADR (a)(c)	1,383	254,431
Grifols SA	8,751	281,868
Ipsen SA	913	97,245
Merck KGaA	3,460	412,520
Orion OYJ - Class B	2,708	120,024
Recordati SpA	2,531	106,336
Sanofi - ADR (c)	58,698	2,704,804
UCB SA	3,191	257,168
		6,269,714
Pipelines — 0.1%
Koninklijke Vopak NV	1,770	97,105

Private Equity — 0.1%
Eurazeo SE	1,262	87,969

Real Estate — 1.2%
Aroundtown SA	23,695	199,947
Deutsche Wohnen SE	9,451	355,432
LEG Immobilien AG	1,710	196,247
Vonovia SE	14,496	771,346
		1,522,972
Retail — 1.0%
FF Group (a)(d)	1,259	6,740
Fielmann AG	651	50,243
GrandVision NV (b)	1,292	39,482
HUGO BOSS AG	1,710	71,938
Industria de Diseno Textil SA	27,861	868,501
JUMBO SA	2,794	54,533
Salvatore Ferragamo SpA	1,805	33,720
Zalando SE (a)(b)	3,634	157,459
		1,282,616
Semiconductors — 3.1%
ASML Holding NV - ADR (c)	10,919	2,860,450
Infineon Technologies AG	33,260	644,635
STMicroelectronics NV	16,745	379,864
		3,884,949
Shipbuilding — 0.1%
Wartsila OYJ Abp	13,016	137,357

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 96.7% (Continued)

Software — 3.5%
Dassault Systemes SE	3,521	$534,264
Nemetschek SE	1,450	73,744
SAP SE - ADR (c)	26,128	3,464,050
Ubisoft Entertainment SA (a)	2,264	133,676
Worldline SA/France (a)(b)	2,228	135,302
		4,341,036
Telecommunications — 4.2%
1&1 Drillisch AG	1,229	32,870
Deutsche Telekom AG	86,239	1,516,603
Elisa OYJ	3,824	208,852
Eutelsat Communications SA	4,920	93,284
Hellenic Telecommunications Organization SA	6,416	97,318
Koninklijke KPN NV	87,733	272,019
Nokia OYJ - ADR (c)	152,453	556,453
Orange SA	50,921	820,079
Proximus SADP	3,720	114,220
SES SA	9,334	180,825
Telecom Italia SpA (a)	285,137	166,862
Telecom Italia SpA - Savings Shares	159,950	92,550
Telefonica Deutschland Holding AG	17,761	56,356
Telefonica SA - ADR	127,343	976,721
Telekom Austria AG	3,641	28,182
		5,213,194
Transportation — 1.1%
Deutsche Post AG	26,035	921,919
Getlink SE	12,014	201,122
Hapag-Lloyd AG (b)	730	53,084
Poste Italiane SpA (b)	12,251	148,659
		1,324,784
Water — 0.4%
Suez	9,723	151,546
Veolia Environnement SA	13,195	346,865
		498,411
TOTAL COMMON STOCKS (Cost $114,593,747)		119,972,480

	Shares	Value
PREFERRED STOCKS — 1.6%

Auto Manufacturers — 1.0%
Bayerische Motoren Werke AG	1,467	$90,397
Porsche Automobil Holding SE	4,080	300,328
Volkswagen AG	4,864	926,016
		1,316,741
Chemicals — 0.1%
FUCHS PETROLUB SE	1,857	79,282

Electronics — 0.1%
Sartorius AG	910	176,800

Household Products/Wares — 0.4%
Henkel AG & Co. KGaA	4,641	482,310
TOTAL PREFERRED STOCKS (Cost $1,861,690)		2,055,133

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Covivio	1,253	141,843
Gecina SA	1,396	239,460
ICADE	866	84,802
Inmobiliaria Colonial Socimi SA	8,676	112,052
Klepierre	5,094	189,700
Merlin Properties Socimi SA	8,857	130,392
Unibail-Rodamco-Westfield	3,584	554,217
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $779,439)		1,452,466

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 1.72% (e)	147,718	$147,718
TOTAL SHORT-TERM INVESTMENTS (Cost $147,718)		147,718

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 10.8%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (e)	13,356,594	13,356,594
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,356,594)		13,356,594
Total Investments (Cost $130,739,188) — 110.3%		136,984,391
Liabilities in Excess of Other Assets — (10.3)%		(12,824,600)
TOTAL NET ASSETS — 100.0%		$124,159,791

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $5,716,073 or 0.6% of net assets.

(c)	All or portion of this security is on loan as of October 31, 2019. The total value of securities on loan is $12,973,716 or 10.4% of net assets.
(d)	As of October 31, 2019, the Fund has fair valued this security. This security is deemed illiquid according to the Fund’s liquidity guidelines value determined using significant unobservable inputs.
(e)	The rate shown is as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.5%

Australia — 6.9%
AGL Energy Ltd.	55,377	$755,085
Alumina Ltd.	541,074	846,687
Aurizon Holdings Ltd.	135,377	550,601
BHP Billiton Ltd. - ADR (a)	76,252	3,729,485
Fortescue Metals Group Ltd.	244,701	1,502,982
GPT Group	109,874	450,663
Mirvac Group	190,932	422,498
Qantas Airways Ltd.	92,228	407,532
Scentre Group	442,796	1,169,076
South32 Ltd.	357,372	628,205
Telstra Corp. Ltd.	897,383	2,158,955
Woodside Petroleum Ltd.	79,383	1,762,072
		14,383,841
Austria — 0.5%
OMV AG	19,076	1,113,132

Canada — 3.3%
BCE, Inc. (a)	59,864	2,840,547
Canadian Natural Resources Ltd. (a)	64,035	1,614,963
Suncor Energy, Inc.	78,699	2,336,573
		6,792,083
Cayman Islands — 2.8%
Chow Tai Fook Jewellery Group Ltd.	1,207,399	1,087,837
NagaCorp Ltd.	277,805	506,264
Sands China Ltd.	625,465	3,093,022
Wynn Macau Ltd.	541,994	1,181,383
		5,868,506
Finland — 0.7%
UPM-Kymmene OYJ	43,667	1,419,170

France — 3.4%
Peugeot SA	47,976	1,214,623
Publicis Groupe SA	14,019	602,744
Renault SA	27,174	1,386,855
TOTAL SA - ADR	75,006	3,947,566
		7,151,788
Germany — 9.0%
BASF SE	58,458	4,448,472
Bayer AG - ADR	268,359	5,216,899
Continental AG	10,817	1,446,256
Deutsche Post AG	73,379	2,598,407
Deutsche Telekom AG	232,795	4,093,943
Evonik Industries AG	31,312	825,912
		18,629,889
Hong Kong — 1.9%
CK Infrastructure Holdings Ltd.	133,172	959,368
Lenovo Group Ltd.	806,036	563,694
NWS Holdings Ltd.	260,409	388,157

	Shares	Value
Hong Kong — 1.9% (Continued)
Power Assets Holdings Ltd.	147,437	$1,052,725
Samsonite International SA (b)	81,680	168,239
Tingyi Cayman Islands Holding Corp.	314,114	418,501
Xinyi Glass Holdings Ltd.	361,432	407,282
		3,957,966
Italy — 2.4%
Eni SpA	256,608	3,883,664
Snam SpA	223,434	1,146,301
		5,029,965
Japan — 10.3%
Canon, Inc. - ADR (a)	74,793	2,026,890
Canon, Inc.	5,807	159,277
ITOCHU Corp.	86,763	1,824,602
Japan Tobacco, Inc.	141,544	3,219,113
Lawson, Inc.	6,713	371,736
Marubeni Corp.	117,233	831,346
Mitsubishi Chemical Holdings Corp.	95,950	737,995
Mitsubishi Corp.	91,070	2,330,933
Mitsubishi Motors Corp.	78,029	359,834
Mitsubishi Tanabe Pharma Corp.	32,760	394,977
NTT DOCOMO, Inc.	174,168	4,798,128
Subaru Corp.	56,257	1,626,915
Sumitomo Metal Mining Co. Ltd.	14,827	501,968
Tokyo Electron Ltd.	10,766	2,200,754
		21,384,468
Jersey — 0.6%
WPP PLC - ADR (a)	21,524	1,343,958

Netherlands Antilles — 1.6%
Schlumberger Ltd. (a)	104,668	3,421,597

New Zealand — 0.4%
Meridian Energy Ltd.	138,847	409,500
Spark New Zealand Ltd.	170,069	488,497
		897,997
Norway — 2.7%
Equinor ASA - ADR (a)	203,077	3,758,955
Telenor ASA	95,144	1,781,076
		5,540,031
Republic of Korea — 0.6%
GS Holdings Corp.	5,394	230,188
POSCO - ADR	20,568	923,709
		1,153,897
Singapore — 1.6%
Genting Singapore Ltd.	643,972	444,951
Singapore Telecommunications Ltd.	1,183,426	2,870,599
		3,315,550

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.5% (Continued)

South Korea — 0.3%
KT&G Corp.	7,597	$652,972

Spain — 3.4%
Endesa SA	73,382	1,996,968
International Consolidated Airlines Group SA	134,830	927,754
Repsol SA	117,246	1,922,237
Telefonica SA - ADR	304,351	2,334,372
		7,181,331
Sweden — 1.6%
Hennes & Mauritz AB - Class B	159,194	3,326,262

Switzerland — 3.7%
ABB Ltd. - ADR (a)	122,927	2,580,238
Glencore PLC	1,156,995	3,486,767
Swisscom AG	3,165	1,616,989
		7,683,994
United Kingdom — 15.4%
Anglo American PLC	71,885	1,845,196
BAE Systems PLC	211,531	1,578,831
BP PLC - ADR	96,548	3,660,135
British American Tobacco PLC - ADR	104,496	3,653,180
Fiat Chrysler Automobiles NV	121,066	1,880,626
GlaxoSmithKline PLC - ADR (a)	100,763	4,614,945
Imperial Brands PLC	128,168	2,809,771
Rio Tinto PLC - ADR	69,262	3,602,317
Royal Dutch Shell PLC - ADR - Class B (a)	61,866	3,606,169
Vodafone Group PLC - ADR	231,256	4,722,248
		31,973,418
United States — 24.4%
AbbVie, Inc.	51,900	4,128,645
Altria Group, Inc. (a)	77,940	3,490,933
AT&T, Inc.	124,129	4,777,725
Exxon Mobil Corp. (a)	53,874	3,640,266
Ford Motor Co.	336,116	2,887,236
General Mills, Inc.	29,800	1,515,628
International Business Machines Corp. (a)	30,258	4,046,402
Las Vegas Sands Corp.	55,773	3,449,002
LyondellBasell Industries NV - Class A	24,824	2,226,713
Marathon Petroleum Corp.	36,801	2,353,424
Occidental Petroleum Corp.	65,028	2,633,634
Philip Morris International, Inc. (a)	51,402	4,186,179
United Parcel Service, Inc. - Class B (a)	41,058	4,728,650

	Shares	Value
United States — 24.4% (Continued)
Valero Energy Corp. (a)	24,452	$2,371,355
Verizon Communications, Inc.	70,372	4,255,395
		50,691,187
TOTAL COMMON STOCKS (Cost $205,869,694)		202,913,002

REAL ESTATE INVESTMENT TRUSTS — 2.0%

Australia — 0.5%
Dexus	56,124	463,109
Vicinity Centres	342,937	631,198
		1,094,307
United States — 1.5%
Simon Property Group, Inc.	20,226	3,047,654
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,426,770)		4,141,961

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 1.72% (c)	124,761	$124,761
TOTAL SHORT-TERM INVESTMENTS (Cost $124,761)		124,761

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 17.0%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (c)	35,369,090	35,369,090
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $35,369,090)		35,369,090
Total Investments (Cost $245,790,315) — 116.6%		242,548,814
Liabilities in Excess of Other Assets — (16.6)%		(34,516,173)
TOTAL NET ASSETS — 100.0%		$208,032,641

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	All or portion of this security is on loan as of October 31, 2019. The total value of securities on loan is $34,197,626 or 16.4% of net assets.
(b)

Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $168,239 or 0.01% of net assets.

(c)	The rate shown is as of October 31, 2019.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.4%

Advertising — 2.4%
Interpublic Group of Cos., Inc.	117,216	$2,549,448
Omnicom Group, Inc. (a)	40,026	3,089,607
		5,639,055
Aerospace/Defense — 0.5%
Spirit AeroSystems Holdings, Inc. - Class A	13,778	1,127,316

Airlines — 2.6%
Alaska Air Group, Inc. (a)	18,873	1,310,353
Southwest Airlines Co.	86,556	4,858,388
		6,168,741
Apparel — 0.9%
Ralph Lauren Corp.	10,872	1,044,364
Tapestry, Inc.	41,150	1,064,139
		2,108,503
Auto Parts & Equipment — 2.0%
Allison Transmission Holdings, Inc.	33,008	1,439,479
BorgWarner, Inc.	40,756	1,698,710
LEAR Corp.	13,657	1,608,385
		4,746,574
Biotechnology — 10.5%
Amgen, Inc.	21,730	4,633,922
Biogen, Inc. (b)	20,293	6,061,722
Celgene Corp. (b)	46,454	5,018,426
Exelixis, Inc. (b)	52,865	816,764
Gilead Sciences, Inc.	69,629	4,436,064
Regeneron Pharmaceuticals, Inc. (b)	12,300	3,767,244
		24,734,142
Chemicals — 3.7%
Celanese Corp.	19,868	2,407,008
CF Industries Holdings, Inc.	44,963	2,039,072
Eastman Chemical Co.	29,617	2,252,077
Huntsman Corp.	44,527	985,383
OLIN Corp.	52,866	969,562
		8,653,102
Commercial Services — 1.2%
H&R Block, Inc. (a)	31,183	779,263
ManpowerGroup, Inc.	11,895	1,081,493
Robert Half International, Inc. (a)	17,718	1,014,710
		2,875,466
Computers — 5.0%
CACI International, Inc. - Class A (b)	4,213	942,659
HP, Inc.	236,277	4,104,131
International Business Machines Corp. (a)	32,112	4,294,338
NetApp, Inc.	42,908	2,397,699
		11,738,827

	Shares	Value
Distribution/Wholesale — 0.4%
KAR Auction Services, Inc. (a)	34,296	$852,599

Diversified Financial Services — 1.5%
Alliance Data Systems Corp. (a)	34,830	3,483,000

Electric — 2.6%
NRG Energy, Inc.	71,768	2,879,332
Vistra Energy Corp.	122,398	3,308,418
		6,187,750
Electronics — 2.5%
ADT, Inc. (a)	376,843	2,916,765
Arrow Electronics, Inc. (b)	17,686	1,402,146
AVNET, Inc.	17,715	700,805
Gentex Corp. (a)	31,336	878,975
		5,898,691
Food — 0.2%
Sprouts Farmers Market, Inc. (b)	25,084	486,880

Forest Products & Paper — 2.2%
DOMTAR Corp. (a)	12,720	462,881
International Paper Co.	109,437	4,780,208
		5,243,089
Healthcare-Services — 0.3%
MEDNAX, Inc. (b)	26,353	578,712

Home Builders — 2.6%
NVR, Inc. (a)(b)	443	1,611,009
PulteGroup, Inc.	62,788	2,463,801
Thor Industries, Inc. (a)	12,993	821,937
Toll Brothers, Inc.	32,393	1,288,270
		6,185,017
Internet — 3.3%
Expedia Group, Inc.	24,759	3,383,565
F5 Networks, Inc. (b)	9,150	1,318,332
Symantec Corp.	98,098	2,244,482
TripAdvisor, Inc. (a)(b)	16,908	683,083
		7,629,462
Iron/Steel — 3.0%
Nucor Corp.	54,080	2,912,208
Reliance Steel & Aluminum Co.	14,413	1,672,485
Steel Dynamics, Inc.	81,245	2,466,598
		7,051,291
Leisure Time — 1.6%
Harley-Davidson, Inc. (a)	42,759	1,663,753
Norwegian Cruise Line Holdings Ltd. (b)	41,632	2,113,240
		3,776,993
Machinery-Diversified — 2.6%
Cummins, Inc.	27,802	4,795,289

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.4% (Continued)

Machinery-Diversified — 2.6% (Continued)
GrafTech International Ltd. (a)	108,977	$1,316,442
		6,111,731
Media — 5.5%
AMC Networks, Inc. - Class A (a)(b)	19,913	867,211
Discovery, Inc. - Class A (a)(b)	165,067	4,449,381
FOX Corp. - Class A	125,950	4,035,438
Sinclair Broadcast Group, Inc. - Class A (a)	21,888	872,018
Viacom, Inc. - Class B	126,124	2,719,234
		12,943,282
Metal Fabricate/Hardware — 0.4%
The Timken Co.	17,112	838,488

Mining — 0.6%
Alcoa Corp. (b)	67,518	1,403,699

Office/Business Equipment — 1.1%
Xerox Holdings Corp.	73,005	2,477,060

Oil&Gas — 6.5%
Cabot Oil & Gas Corp. (a)	58,194	1,084,736
Chevron Corp.	38,161	4,432,018
ConocoPhillips	84,151	4,645,135
EQT Corp. (a)	120,321	1,292,248
Helmerich & Payne, Inc. (a)	14,418	540,675
HollyFrontier Corp.	58,623	3,220,748
		15,215,560
Packaging & Containers — 0.6%
Berry Global Group, Inc. (b)	33,135	1,375,434

Pharmaceuticals — 13.0%
AbbVie, Inc.	67,321	5,355,386
Allergan PLC	27,837	4,902,374
AmerisourceBergen Corp.	44,033	3,759,538
Bristol-Myers Squibb Co. (a)	93,493	5,363,693
Cardinal Health, Inc.	99,254	4,908,110
Jazz Pharmaceuticals PLC (b)	10,147	1,274,768
McKesson Corp.	31,432	4,180,456
Premier, Inc. - Class A (a)(b)	22,199	723,243
		30,467,568
Retail — 5.9%
Foot Locker, Inc. (a)	24,668	1,073,305
Kohl’s Corp.	43,407	2,225,043
Qurate Retail Group, Inc. QVC Group - Class A (a)(b)	136,629	1,303,441
Starbucks Corp. (a)	47,141	3,986,243

	Shares	Value
Retail — 5.9% (Continued)
Urban Outfitters, Inc. (a)(b)	22,925	$657,947
Walgreens Boots Alliance, Inc.	85,862	4,703,520
		13,949,499
Semiconductors — 4.8%
Lam Research Corp.	19,999	5,420,529
Micron Technology, Inc. (b)	92,161	4,382,256
Qorvo, Inc. (b)	19,086	1,543,294
		11,346,079
Software — 3.8%
Cerence, Inc. (b)	5,516	85,498
Citrix Systems, Inc.	17,134	1,865,207
Nuance Communications, Inc. (b)	45,478	742,201
Oracle Corp.	85,570	4,662,709
Take-Two Interactive Software, Inc. (b)	12,977	1,561,782
		8,917,397
Telecommunications — 4.7%
CenturyLink, Inc. (a)	382,452	4,948,929
Cisco Systems, Inc.	92,403	4,390,067
Juniper Networks, Inc.	42,446	1,053,510
LogMeIn, Inc.	7,705	506,064
		10,898,570
Transportation — 0.9%
CH Robinson Worldwide, Inc. (a)	19,807	1,498,201
Landstar System, Inc. (a)	5,993	678,108
		2,176,309
TOTAL COMMON STOCKS (Cost $231,653,290)		233,285,886

EXCHANGE TRADED FUNDS — 0.1%
SPDR S&P 500 ETF Trust (a)	1,072	325,170
TOTAL EXCHANGE TRADED FUNDS (Cost $319,778)		325,170

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Apple Hospitality REIT, Inc.	38,389	632,651
Equity Commonwealth	3,969	127,722
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $765,707)		760,373

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 1.72% (c)	325,145	$325,145
TOTAL SHORT-TERM INVESTMENTS (Cost $325,145)		325,145

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 20.8%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (c)	48,704,018	48,704,018
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $48,704,018)		48,704,018
Total Investments (Cost $281,767,938) — 120.7%		283,400,592
Liabilities in Excess of Other Assets — (20.7)%		(48,607,864)
TOTAL NET ASSETS — 100.0%		$234,792,728

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan as of April 30, 2019. The total value of securities on loan is $47,275,029 or 20.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.8%

Aerospace/Defense — 0.3%
National Presto Industries, Inc. (a)	1,572	$135,334

Agriculture — 3.5%
Universal Corp. VA	13,541	742,047
Vector Group Ltd. (a)	61,124	745,713
		1,487,760
Auto Manufacturers — 0.9%
Wabash National Corp.	26,813	382,353

Auto Parts&Equipment — 0.9%
Gentherm, Inc. (b)	9,038	377,517

Biotechnology — 4.0%
Arrowhead Pharmaceuticals, Inc. (a)(b)	20,820	833,841
Innoviva, Inc. (a)(b)	75,230	874,173
		1,708,014
Building Materials — 5.4%
American Woodmark Corp. (a)(b)	7,633	756,888
Gibraltar Industries, Inc. (b)	8,068	429,460
Patrick Industries, Inc. (a)(b)	16,017	791,400
PGT Innovations, Inc. (b)	18,633	329,059
		2,306,807
Chemicals — 0.3%
Hawkins, Inc.	2,879	123,077

Coal — 2.6%
CONSOL Energy, Inc. (a)(b)	29,555	391,013
Warrior Met Coal, Inc. (a)	37,097	722,649
		1,113,662
Commercial Services — 8.1%
American Public Education, Inc. (b)	6,592	143,178
Cardtronics PLC - Class A (a)(b)	27,518	942,767
Care.com, Inc. (b)	8,138	95,052
Career Education Corp. (b)	18,959	268,459
Heidrick & Struggles International, Inc.	12,323	350,713
Kelly Services, Inc. - Class A	12,996	312,034
Korn/Ferry International	22,557	827,616
Resources Connection, Inc.	8,804	128,979
TrueBlue, Inc. (b)	19,056	436,382
		3,505,180
Distribution/Wholesale — 2.0%
Fossil Group, Inc. (a)(b)	38,351	417,259
Veritiv Corp. (b)	32,155	438,594
		855,853
Electrical Components & Equipment — 1.0%
Encore Wire Corp.	5,699	320,284

	Shares	Value
Electrical Components & Equipment — 1.0% (Continued)
Powell Industries, Inc.	2,918	$114,269
		434,553
Electronics — 5.8%
Benchmark Electronics, Inc.	16,931	573,961
Comtech Telecommunications Corp.	8,793	307,315
Sanmina Corp. (b)	16,389	503,634
SMART Global Holdings, Inc. (b)	9,043	268,577
TTM Technologies, Inc. (a)(b)	70,493	825,473
		2,478,960
Energy-Alternate Sources — 0.6%
FutureFuel Corp.	8,524	105,101
REX American Resources Corp. (b)	1,900	153,748
		258,849
Engineering & Construction — 2.2%
Arcosa, Inc.	11,452	439,871
Comfort Systems USA, Inc.	10,438	526,180
		966,051
Food — 1.8%
John B Sanfilippo & Son, Inc.	2,967	314,858
SpartanNash Co.	35,353	462,948
		777,806
Forest Products & Paper — 2.2%
Mercer International, Inc.	36,712	447,886
Schweitzer-Mauduit International, Inc.	12,277	497,096
		944,982
Healthcare-Products — 0.8%
AngioDynamics, Inc. (b)	7,632	116,769
Meridian Bioscience, Inc.	14,734	144,246
OraSure Technologies, Inc. (b)	12,161	103,855
		364,870
Healthcare-Services — 1.1%
Magellan Health, Inc. (b)	7,395	479,936

Home Builders — 3.6%
LCI Industries (a)	6,845	664,786
Meritage Homes Corp. (b)	12,520	902,567
		1,567,353
Home Furnishings — 1.6%
Ethan Allen Interiors, Inc.	9,801	193,178
Sleep Number Corp. (a)(b)	10,554	507,858
		701,036
Household Products/Wares — 2.2%
Central Garden & Pet Co. (a)(b)	22,758	683,195
Quanex Building Products Corp.	13,825	266,685
		949,880
Housewares — 0.6%
Tupperware Brands Corp. (a)	27,108	261,050

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.8% (Continued)

Internet — 4.1%
New Media Investment Group, Inc. (a)	43,829	$386,133
QuinStreet, Inc. (a)(b)	10,685	137,089
Shutterstock, Inc. (a)(b)	8,891	360,797
Stamps.com, Inc. (a)(b)	10,579	893,185
		1,777,204
Metal Fabricate/Hardware — 2.3%
Mueller Industries, Inc.	21,686	667,278
Olympic Steel, Inc.	10,803	161,829
Tredegar Corp. (a)	9,165	182,200
		1,011,307
Miscellaneous Manufacturing — 6.5%
EnPro Industries, Inc.	8,276	575,596
Fabrinet (b)	9,434	530,474
Hillenbrand, Inc.	23,323	718,115
Myers Industries, Inc.	11,243	190,344
Trinseo SA	18,973	806,352
		2,820,881
Pharmaceuticals — 7.8%
Assertio Therapeutics, Inc. (b)	382,833	302,476
Corcept Therapeutics, Inc. (a)(b)	35,269	514,575
Eagle Pharmaceuticals, Inc. (a)(b)	6,418	402,408
Enanta Pharmaceuticals, Inc. (b)	5,170	314,750
Lannett Co, Inc. (a)(b)	43,580	518,166
Supernus Pharmaceuticals, Inc. (a)(b)	23,303	647,590
USANA Health Sciences, Inc. (b)	5,943	440,436
Vanda Pharmaceuticals, Inc. (b)	16,125	217,849
		3,358,250
Retail — 14.2%
Barnes & Noble Education, Inc. (b)	57,277	235,408
Dine Brands Global, Inc. (a)	9,337	683,002
Genesco, Inc. (a)(b)	11,173	434,071
GMS, Inc. (b)	30,092	901,556
Haverty Furniture Cos, Inc.	8,313	150,798
Hibbett Sports, Inc. (a)(b)	15,378	366,919
Michaels Cos., Inc. (a)(b)	87,634	765,045
Movado Group, Inc. (a)	5,874	153,018
PetMed Express, Inc. (a)	5,038	117,965
Shoe Carnival, Inc. (a)	9,872	327,652
Signet Jewelers Ltd. (a)	51,256	822,146
The Buckle, Inc. (a)	21,247	444,487
The Cato Corp. - Class A (a)	10,496	183,575
Vera Bradley, Inc. (b)	12,495	134,446
Zumiez, Inc. (b)	12,012	383,303
		6,103,391
Semiconductors — 7.1%
Diodes, Inc. (a)(b)	12,382	577,620
FormFactor, Inc. (a)(b)	16,258	354,912

	Shares	Value
Semiconductors — 7.1% (Continued)
Kulicke & Soffa Industries, Inc.	17,743	$421,308
Rambus, Inc. (b)	36,996	512,210
Ultra Clean Holdings, Inc. (b)	25,336	541,430
Xperi Corp.	31,035	630,166
		3,037,646
Software — 2.3%
Computer Programs & Systems, Inc. (a)	5,480	126,423
Progress Software Corp.	11,167	445,340
TiVo Corp.	49,556	403,386
		975,149
Telecommunications — 0.8%
Digi International, Inc. (b)	5,469	78,863
Extreme Networks, Inc. (b)	43,778	281,930
		360,793
Transportation — 3.2%
ArcBest Corp.	19,651	567,717
Echo Global Logistics, Inc. (b)	15,116	300,960
Forward Air Corp.	7,393	511,374
		1,380,051
TOTAL COMMON STOCKS (Cost $41,281,516)		43,005,555

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 1.72% (c)	59,656	$59,656
TOTAL SHORT-TERM INVESTMENTS (Cost $59,656)		59,656

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 30.5%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (c)	13,143,437	13,143,437
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,143,437)		13,143,437
Total Investments (Cost $54,484,609) — 130.4%		56,208,648
Liabilities in Excess of Other Assets — (30.4)%		(13,113,501)
TOTAL NET ASSETS — 100.0%		$43,095,147

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan as of October 31, 2019. The total value of securities on loan is $12,521,132 or 29.1%.of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.6%

Australia — 6.5%
AGL Energy Ltd.	13,472	$183,696
Alumina Ltd.	80,883	126,568
BHP Billiton Ltd. - ADR (a)	11,482	561,585
BlueScope Steel Ltd.	21,701	199,411
Qantas Airways Ltd.	28,546	126,137
Santos Ltd.	44,587	249,577
South32 Ltd.	168,168	295,613
Woodside Petroleum Ltd.	16,929	375,775
		2,118,362
Canada — 6.8%
Canadian Natural Resources Ltd. (a)	22,653	571,309
Cenovus Energy, Inc. (a)	27,376	232,422
Imperial Oil Ltd.	12,869	320,052
Magna International, Inc. (a)	9,187	493,985
Suncor Energy, Inc.	19,910	591,128
		2,208,896
Cayman Islands — 2.3%
Sands China Ltd.	108,142	534,779
Wynn Macau Ltd.	96,413	210,151
		744,930
Denmark — 0.8%
Pandora A/S	5,169	254,175

Finland — 1.3%
Nokian Renkaat OYJ	1,807	51,593
UPM-Kymmene OYJ	11,266	366,143
		417,736
France — 9.2%
Air France-KLM (b)	27,594	328,529
Arkema SA	1,619	165,472
Capgemini SE	2,499	281,361
Edenred	3,617	190,407
Eiffage SA	3,142	337,531
Faurecia	2,325	108,339
Peugeot SA	26,952	682,352
Publicis Groupe SA	7,267	312,443
TOTAL SA - ADR (a)	11,540	607,350
		3,013,784
Germany — 0.9%
Covestro AG (c)	6,211	298,213

Hong Kong — 2.1%
Galaxy Entertainment Group Ltd.	52,921	365,708
Lenovo Group Ltd.	214,749	150,183
Power Assets Holdings Ltd.	25,838	184,488
		700,379
Italy — 1.8%
Eni SpA	39,656	600,178

	Shares	Value
Japan — 24.8%
Advantest Corp.	2,811	$128,719
Astellas Pharma, Inc.	27,643	475,734
Disco Corp.	498	110,123
Eisai Co Ltd.	4,841	353,560
FamilyMart UNY Holdings Co Ltd.	9,930	247,905
Isuzu Motors Ltd.	12,411	145,670
ITOCHU Corp.	34,947	734,926
Japan Airlines Co. Ltd.	4,275	133,567
KAJIMA Corp.	13,822	191,478
Mazda Motor Corp.	9,996	93,027
Nexon Co. Ltd. (b)	14,000	162,700
Nikon Corp.	9,366	120,555
Nippon Telegraph & Telephone Corp.	13,362	665,192
Nitto Denko Corp.	1,866	104,367
NTT Data Corp.	25,718	341,033
NTT DOCOMO, Inc.	26,436	728,281
Shionogi & Co. Ltd.	3,742	225,858
Showa Denko KK	6,991	199,068
SMC Corp.	708	309,385
Sojitz Corp.	83,696	265,062
Sony Corp. - ADR (a)	12,667	770,534
Square Enix Holdings Co Ltd.	1,239	58,973
SUMCO Corp.	7,217	121,698
Sumitomo Metal Mining Co. Ltd.	6,243	211,357
Suzuki Motor Corp.	6,352	302,160
Taisei Corp.	9,336	371,746
Tokyo Electron Ltd.	1,744	356,503
Trend Micro, Inc.	1,385	70,539
Yamada Denki Co Ltd.	20,313	98,377
		8,098,097
Jersey — 1.1%
WPP PLC - ADR (a)	5,681	354,722

Luxembourg — 0.5%
Tenaris SA - ADR	7,262	147,419

Netherlands — 2.2%
Koninklijke Ahold Delhaize NV	22,000	547,779
Randstad Holding NV	3,075	170,243
		718,022
Norway — 1.7%
Equinor ASA - ADR (a)	30,532	565,147

Republic of Korea — 7.8%
Hyundai Mobis Co. Ltd.	2,106	430,812
POSCO - ADR	11,767	528,456
Samsung Electronics Co. Ltd.	17,475	757,007
SK Hynix, Inc.	11,772	829,691
		2,545,966

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.6% (Continued)

Singapore — 0.4%
Genting Singapore Ltd.	205,492	$141,984

South Korea — 0.5%
KT&G Corp.	1,906	163,823

Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	7,449	302,323
Enagas SA	6,496	160,766
Telefonica SA - ADR	71,796	550,676
		1,013,765
Sweden — 2.3%
Boliden AB	3,776	101,540
Sandvik AB	16,850	297,275
Skanska AB - Class B	8,785	186,969
SKF AB - Class B	8,604	155,538
		741,322
Switzerland — 4.3%
Adecco Group AG	3,088	183,058
Glencore PLC	188,575	568,297
Roche Holding AG - ADR (a)	17,760	668,131
		1,419,486
United Kingdom — 17.2%
Anglo American PLC	25,625	657,761
Barratt Developments PLC	27,587	225,559
Berkeley Group Holdings PLC	3,788	215,948
British American Tobacco PLC - ADR	15,696	548,732
Centrica PLC	166,856	156,829
Evraz PLC	55,858	265,691
Fiat Chrysler Automobiles NV	47,438	736,897
Imperial Brands PLC	343	7,519
J Sainsbury PLC	75,499	199,019
Kingfisher PLC	30,273	81,252
Marks & Spencer Group PLC	52,426	123,257
Micro Focus International PLC - ADR	6,629	90,950
Pearson PLC	10,861	95,978
Persimmon PLC	6,766	199,565
Rio Tinto PLC - ADR	10,355	538,564
Royal Dutch Shell PLC - ADR - Class B (a)	9,298	541,980
Taylor Wimpey PLC	90,055	193,061
Vodafone Group PLC - ADR (a)	36,925	754,008
		5,632,570
TOTAL COMMON STOCKS (Cost $32,133,192)		31,898,976

	Shares	Value
PREFERRED STOCKS — 1.8%

Germany — 1.8%
Henkel AG & Co. KGaA	5,643	$586,441
TOTAL PREFERRED STOCKS (Cost $544,850)		586,441

SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 1.72% (d)	13,062	13,062
TOTAL SHORT-TERM INVESTMENTS (Cost $13,062)		13,062

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 15.9%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (d)	5,205,741	5,205,741
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,205,741)		5,205,741
Total Investments (Cost $37,896,845) — 115.4%		37,704,220
Liabilities in Excess of Other Assets — (15.4)%		(5,023,505)
TOTAL NET ASSETS — 100.0%		$32,680,715

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	All or portion of this security is on loan as of October 31, 2019. The total value of securities on loan is $5,052,238 or 15.5% of net assets.
(b)	Non-income producing security.
(c)

Security exempt from registration under rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $298,213 or 0.9% of net assets.

(d)	The rate shown is as of October 31, 2019.

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 80.9%

Agriculture — 2.5%
Altria Group, Inc.	13,615	$609,816
Archer-Daniels-Midland Co.	4,069	171,061
Philip Morris International, Inc.	11,340	923,529
		1,704,406
Banks — 9.4%
Bank of America Corp.	33,790	1,056,613
Bank of New York Mellon Corp. (a)	3,477	162,550
BB&T Corp. (a)	3,103	164,614
Citigroup, Inc. (a)	9,125	655,722
Citizens Financial Group, Inc.	1,805	63,464
Comerica, Inc.	603	39,448
Fifth Third Bancorp	2,949	85,757
First Republic Bank	686	72,963
Goldman Sachs Group, Inc.	1,241	264,805
Huntington Bancshares, Inc.	4,200	59,346
JPMorgan Chase & Co.	12,924	1,614,466
KeyCorp.	4,058	72,922
M&T Bank Corp.	557	87,187
Morgan Stanley	5,077	233,796
Northern Trust Corp.	878	87,519
PNC Financial Services Group, Inc.	1,812	265,820
Regions Financial Corp.	4,026	64,819
State Street Corp. (a)	1,504	99,369
SunTrust Banks, Inc.	1,804	123,285
SVB Financial Group (a)(b)	220	48,726
US Bancorp	5,794	330,374
Wells Fargo & Co.	16,184	835,580
Zions Bancorp (a)	729	35,335
		6,524,480
Beverages — 5.0%
Brown-Forman Corp. - Class B	1,327	86,945
Coca-Cola Co.	27,391	1,490,892
Constellation Brands, Inc. - Class A	1,225	233,154
Molson Coors Brewing Co. - Class B	1,380	72,754
Monster Beverage Corp. (b)	2,832	158,960
PepsiCo, Inc.	10,210	1,400,506
		3,443,211
Commercial Services — 1.8%
Automatic Data Processing, Inc.	1,167	189,323
FleetCor Technologies, Inc. (b)	183	53,842
Gartner, Inc. (b)	241	37,133
Global Payments, Inc.	811	137,205
MarketAxess Holdings, Inc.	166	61,186
Moody’s Corp.	673	148,524
PayPal Holdings, Inc. (b)	3,153	328,227
S&P Global, Inc. (a)	1,008	260,054
		1,215,494

	Shares	Value
Computers — 5.6%
Accenture PLC - Class A	1,711	$317,254
Apple, Inc. (a)	11,377	2,830,142
Cognizant Technology Solutions Corp. - Class A	1,491	90,862
DXC Technology Co.	717	19,839
Fortinet, Inc. (b)	387	31,564
Hewlett Packard Enterprise Co.	3,491	57,287
HP, Inc.	3,976	69,063
International Business Machines Corp.	2,378	318,010
Leidos Holdings, Inc. (a)	362	31,215
NetApp, Inc. (a)	651	36,378
Seagate Technology PLC	646	37,487
Western Digital Corp. (a)	795	41,062
		3,880,163
Cosmetics/Personal Care — 4.4%
Colgate-Palmolive Co.	6,248	428,613
Coty, Inc. - Class A	2,159	25,239
Estee Lauder Cos., Inc. - Class A (a)	1,624	302,502
Procter & Gamble Co.	18,250	2,272,307
		3,028,661
Diversified Financial Services — 5.1%
Affiliated Managers Group, Inc.	215	17,174
Alliance Data Systems Corp. (a)	123	12,300
American Express Co.	2,762	323,927
Ameriprise Financial, Inc. (a)	541	81,631
BlackRock, Inc.	447	206,380
Capital One Financial Corp. (a)	1,913	178,387
Cboe Global Markets, Inc.	464	53,430
Charles Schwab Corp. (a)	4,697	191,215
CME Group, Inc.	1,446	297,515
Discover Financial Services	1,294	103,856
E*TRADE Financial Corp.	970	40,536
Franklin Resources, Inc.	1,154	31,793
Intercontinental Exchange, Inc.	2,278	214,861
Invesco Ltd.	1,569	26,391
MasterCard, Inc. - Class A	2,337	646,905
Nasdaq, Inc.	483	48,189
Raymond James Financial, Inc. (a)	506	42,246
Synchrony Financial (a)	2,462	87,081
T Rowe Price Group, Inc.	964	111,631
Visa, Inc. - Class A (a)	4,628	827,764
Western Union Co. (a)	1,147	28,744
		3,571,956
Electric — 19.0%
AES Corp.	10,552	179,912
Alliant Energy Corp.	3,783	201,785
Ameren Corp.	3,902	303,185
American Electric Power Co., Inc.	7,854	741,339
CenterPoint Energy, Inc.	7,985	232,124

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 80.9% (Continued)

Electric — 19.0% (Continued)
CMS Energy Corp.	4,506	$288,024
Consolidated Edison, Inc.	5,286	487,475
Dominion Energy, Inc.	13,056	1,077,773
DTE Energy Co. (a)	2,922	372,029
Duke Energy Corp.	11,582	1,091,719
Edison International (a)	5,701	358,593
Entergy Corp.	3,171	385,213
Evergy, Inc.	3,745	239,343
Eversource Energy	5,152	431,429
Exelon Corp.	15,421	701,501
FirstEnergy Corp.	8,584	414,779
NextEra Energy, Inc.	7,626	1,817,581
NRG Energy, Inc. (a)	4,031	161,724
Pinnacle West Capital Corp.	1,800	169,416
PPL Corp.	11,465	383,963
Public Service Enterprise Group, Inc.	8,040	509,012
Sempra Energy	4,374	632,087
Southern Co.	16,602	1,040,281
WEC Energy Group, Inc.	5,018	473,699
Xcel Energy, Inc.	8,340	529,673
		13,223,659
Electronics — 0.3%
Amphenol Corp. - Class A	801	80,365
Flir Systems, Inc.	363	18,716
Keysight Technologies, Inc. (a)(b)	510	51,464
TE Connectivity Ltd.	914	81,803
		232,348
Food — 3.4%
Campbell Soup Co. (a)	1,240	57,424
ConAgra Foods, Inc.	3,543	95,838
General Mills, Inc.	4,399	223,733
Hershey Co.	1,086	159,501
Hormel Foods Corp. (a)	2,039	83,375
JM Smucker Co.	844	89,194
Kellogg Co. (a)	1,814	115,244
Kroger Co.	5,830	143,651
Lamb Weston Holdings, Inc. (a)	1,078	84,127
McCormick & Co., Inc. (a)	912	146,549
Mondelez International, Inc. - Class A	10,515	551,512
Sysco Corp.	3,742	298,874
The Kraft Heinz Co. (a)	4,542	146,843
Tyson Foods, Inc. - Class A (a)	2,160	178,826
		2,374,691
Gas — 0.6%
Atmos Energy Corp.	1,883	211,800
NiSource, Inc. (a)	5,940	166,557
		378,357

	Shares	Value
Household Products/Wares — 0.9%
Church & Dwight Co., Inc.	1,816	$127,011
Clorox Co. (a)	922	136,170
Kimberly-Clark Corp.	2,520	334,858
		598,039
Insurance — 5.8%
Aflac, Inc.	3,000	159,480
Allstate Corp. (a)	1,331	141,645
American International Group, Inc. (a)	3,521	186,472
Aon PLC	965	186,399
Arthur J Gallagher & Co.	764	69,692
Assurant, Inc.	249	31,391
Berkshire Hathaway, Inc. - Class B (b)	7,922	1,684,059
Chubb Ltd.	1,855	282,739
Cincinnati Financial Corp.	618	69,964
Everest Re Group Ltd.	121	31,108
Globe Life, Inc.	423	41,171
Hartford Financial Services Group, Inc.	1,466	83,679
Lincoln National Corp.	819	46,257
Loews Corp.	1,061	51,989
Marsh & McLennan Cos., Inc. (a)	2,043	211,696
MetLife, Inc.	3,223	150,804
Principal Financial Group, Inc.	1,057	56,423
Progressive Corp.	2,366	164,910
Prudential Financial, Inc.	1,622	147,829
Travelers Cos., Inc.	1,063	139,317
Unum Group	842	23,189
Willis Towers Watson PLC	538	100,552
		4,060,765
Internet — 0.2%
CDW Corp.	398	50,908
F5 Networks, Inc. (b)	178	25,646
Symantec Corp.	1,527	34,938
VeriSign, Inc. (b)	295	56,056
		167,548
Office/Business Equipment — 0.0% (c)
Xerox Holdings Corp.	521	17,678

Real Estate — 0.4%
CBRE Group, Inc. - Class A (b)	5,764	308,662

Retail — 3.6%
Costco Wholesale Corp.	3,211	954,020
Walgreens Boots Alliance, Inc. (a)	5,523	302,550
Walmart, Inc.	10,382	1,217,393
		2,473,963
Savings & Loans — 0.0% (c)
People’s United Financial, Inc.	1,621	26,212

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 80.9% (Continued)

Semiconductors — 4.0%
Advanced Micro Devices, Inc. (a)(b)	2,908	$98,668
Analog Devices, Inc.	998	106,417
Applied Materials, Inc.	2,471	134,076
Broadcom, Inc.	1,042	305,150
Intel Corp.	11,839	669,259
IPG Photonics Corp. (b)	110	14,771
KLA Corp. (a)	428	72,349
Lam Research Corp. (a)	397	107,603
Maxim Integrated Products, Inc.	727	42,646
Microchip Technology, Inc. (a)	651	61,383
Micron Technology, Inc. (b)	2,952	140,367
NVIDIA Corp.	1,630	327,663
Qorvo, Inc. (b)	321	25,956
QUALCOMM, Inc.	3,250	261,430
Skyworks Solutions, Inc.	475	43,253
Texas Instruments, Inc. (a)	2,509	296,037
Xilinx, Inc. (a)	681	61,794
		2,768,822
Software — 7.3%
Adobe Systems, Inc. (b)	1,313	364,922
Akamai Technologies, Inc. (b)	450	38,925
ANSYS, Inc. (b)	243	53,496
Autodesk, Inc. (a)(b)	600	88,416
Broadridge Financial Solutions, Inc.	308	38,568
Cadence Design System, Inc. (b)	761	49,731
Citrix Systems, Inc. (a)	341	37,121
Fidelity National Information Services, Inc.	1,647	217,009
Fiserv, Inc. (a)(b)	1,535	162,925
Intuit, Inc.	710	182,825
Jack Henry & Associates, Inc.	217	30,719
Microsoft Corp.	20,441	2,930,626
MSCI, Inc.	360	84,442
Oracle Corp.	5,881	320,456
Paychex, Inc.	860	71,930
Salesforce.com, Inc. (b)	2,344	366,813
Synopsys, Inc. (b)	419	56,879
		5,095,803
Telecommunications — 1.1%
Arista Networks, Inc. (a)(b)	156	38,153
Cisco Systems, Inc.	11,340	538,763
Corning, Inc.	2,100	62,223
Juniper Networks, Inc.	934	23,182
Motorola Solutions, Inc.	452	75,177
		737,498

	Shares	Value
Water — 0.5%
American Water Works Co., Inc.	2,880	$355,018
TOTAL COMMON STOCKS (Cost $55,514,163)		56,187,434

REAL ESTATE INVESTMENT TRUSTS — 19.1%
Alexandria Real Estate Equities, Inc. (a)	1,947	309,086
American Tower Corp.	7,551	1,646,722
Apartment Investment & Management Co. - Class A	2,556	140,273
AvalonBay Communities, Inc.	2,400	522,384
Boston Properties, Inc.	2,475	339,570
Crown Castle International Corp.	7,120	988,185
Digital Realty Trust, Inc. (a)	3,571	453,660
Duke Realty Corp. (a)	6,197	217,763
Equinix, Inc.	1,454	824,098
Equity Residential (a)	5,968	529,123
Essex Property Trust, Inc. (a)	1,083	354,282
Extra Space Storage, Inc. (a)	2,213	248,454
Federal Realty Investment Trust	1,206	164,028
HCP, Inc. (a)	8,413	316,497
Host Hotels & Resorts, Inc.	12,496	204,809
Iron Mountain, Inc. (a)	4,921	161,409
Kimco Realty Corp. (a)	7,223	155,728
Macerich Co.	1,894	52,085
Mid-America Apartment Communities, Inc.	1,963	272,837
Prologis, Inc.	10,804	948,159
Public Storage	2,580	574,979
Realty Income Corp. (a)	5,458	446,410
Regency Centers Corp.	2,883	193,853
SBA Communications Corp. (a)	1,940	466,861
Simon Property Group, Inc.	5,280	795,590
SL Green Realty Corp.	1,422	118,879
UDR, Inc.	5,018	252,154
Ventas, Inc.	6,374	414,947
Vornado Realty Trust	2,711	177,923
Welltower, Inc.	6,940	629,389
Weyerhaeuser Co. (a)	12,742	372,194
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,312,544)		13,292,331

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.0% (c)

Money Market Deposit Accounts — 0.0% (c)
U.S. Bank Money Market Deposit Account, 1.72% (d)	23,137	$23,137
TOTAL SHORT-TERM INVESTMENTS (Cost $23,137)		23,137

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 17.0%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (d)	11,794,714	11,794,714
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,794,714)		11,794,714
Total Investments (Cost $80,644,558) — 117.0%		81,297,616
Liabilities in Excess of Other Assets — (17.0)%		(11,805,772)
TOTAL NET ASSETS — 100.0%		$69,491,844

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan as of October 31, 2019. The total value of securites on loan is $11,577,640 or 16.7% of net assets.
(b)	Non-income producing security.
(c)	Less than 0.05%
(d)	The rate shown is as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Military Times Best Employers ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.6%

Aerospace/Defense — 3.8%
Boeing Co.	166	$56,425
Lockheed Martin Corp.	157	59,139
		115,564
Airlines — 2.1%
Southwest Airlines Co.	1,153	64,718

Auto Manufacturers — 2.0%
General Motors Co.	1,627	60,459

Banks — 11.0%
Associated Banc-Corp.	3,136	63,065
Bank of America Corp.	2,193	68,575
Citigroup, Inc.	938	67,405
JPMorgan Chase & Co.	549	68,581
US Bancorp	1,145	65,288
		332,914
Beverages — 2.2%
Brown-Forman Corp. - Class B	999	65,454

Commercial Services — 6.5%
Booz Allen Hamilton Holding Corp.	799	56,226
United Rentals, Inc. (a)	536	71,593
Vectrus, Inc. (a)	1,491	68,154
		195,973
Computers — 5.8%
Accenture PLC - Class A	304	56,368
CACI International, Inc. - Class A (a)	271	60,636
Leidos Holdings, Inc.	691	59,585
		176,589
Diversified Financial Services — 4.3%
Capital One Financial Corp.	696	64,902
Charles Schwab Corp.	1,576	64,159
		129,061
Electric — 8.2%
Dominion Energy, Inc.	777	64,141
Exelon Corp.	1,277	58,091
Southern Co.	1,035	64,853
Xcel Energy, Inc.	939	59,636
		246,721
Environmental Control — 1.9%
Waste Management, Inc.	505	56,666

Food — 3.9%
Hormel Foods Corp.	1,416	57,900
Kellogg Co.	961	61,053
		118,953

	Shares	Value
Healthcare-Services — 4.1%
DaVita, Inc. (a)	1,070	$62,702
Humana, Inc.	213	62,665
		125,367
Insurance — 8.0%
Marsh & McLennan Cos., Inc.	604	62,587
Progressive Corp.	796	55,481
Prudential Financial, Inc.	753	68,628
Travelers Cos., Inc.	411	53,866
		240,562
Internet — 4.2%
Amazon.com, Inc. (a)	34	60,406
CDW Corp.	522	66,769
		127,175
Lodging — 2.1%
Hilton Worldwide Holdings, Inc.	653	63,315

Media — 2.0%
Comcast Corp. - Class A	1,363	61,090

Miscellaneous Manufacturing — 4.6%
Eaton Corp. PLC	747	65,071
General Electric Co.	7,313	72,984
		138,055
Packaging & Containers — 2.0%
Sonoco Products Co.	1,055	60,873

Pharmaceuticals — 4.1%
CVS Health Corp.	967	64,199
Merck & Co., Inc.	698	60,489
		124,688
Retail — 4.1%
Home Depot, Inc.	265	62,164
Walmart, Inc.	528	61,913
		124,077
Software — 4.2%
Fiserv, Inc. (a)	564	59,863
ManTech International Corp. VA - Class A	858	67,936
		127,799
Telecommunications — 4.2%
AT&T, Inc.	1,711	65,857
Verizon Communications, Inc.	1,037	62,707
		128,564
Transportation — 4.3%
Union Pacific Corp.	372	61,551
Werner Enterprises, Inc.	1,846	67,379
		128,930
TOTAL COMMON STOCKS (Cost $2,833,819)		3,013,567

The accompanying notes are an integral part of the financial statements.

Pacer Military Times Best Employers ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Accounts — 0.3%
U.S. Bank Money Market Deposit Account, 1.72% (b)	7,755	$7,755
TOTAL SHORT-TERM INVESTMENTS (Cost $7,755)		7,755

Total Investments (Cost $2,841,574) — 99.9%		3,021,322
Other Assets in Excess of Liabilities — 0.1%		1,850
TOTAL NET ASSETS — 100.0%		$3,023,172

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Benchmark Retail Real Estate SCTRSM ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 99.8%

Diversified — 4.1%
EPR Properties	773	$60,132

Regional Malls — 21.4%
Brookfield Property REIT, Inc. - Class A	825	15,592
Macerich Co.	1,297	35,668
Pennsylvania Real Estate Investment Trust	726	4,008
Simon Property Group, Inc.	1,360	204,925
Tanger Factory Outlet Centers, Inc. (a)	1,050	16,926
Taubman Centers, Inc.	703	25,153
Washington Prime Group, Inc. (a)	2,023	8,537
		310,809
Shopping Centers — 39.6%
Acadia Realty Trust	700	19,586
Alexander’s, Inc.	35	12,089
Brixmor Property Group, Inc. (a)	3,169	69,781
CBL & Associates Properties, Inc. (a)	1,880	2,707
Cedar Realty Trust, Inc.	763	2,548
Federal Realty Investment Trust	470	63,925
Kimco Realty Corp.	3,307	71,299
Kite Realty Group Trust	857	15,272
Regency Centers Corp.	1,733	116,527
Retail Opportunity Investments Corp.	1,108	20,681
Retail Properties of America, Inc. - Class A	2,561	35,239
RPT Realty	759	11,005
Saul Centers, Inc.	129	6,907
Seritage Growth Properties - Class A (a)	268	11,655
SITE Centers Corp.	1,727	26,820
Urban Edge Properties	1,360	28,710
Urstadt Biddle Properties, Inc.	23	439
Urstadt Biddle Properties, Inc. - Class A	324	7,883
Weingarten Realty Investors	1,477	46,865
Whitestone REIT	417	5,938
		575,876
Single Tenant — 34.7%
Agree Realty Corp. (a)	434	34,186
Essential Properties Realty Trust, Inc.	930	23,864
Getty Realty Corp.	378	12,678
National Retail Properties, Inc.	1,600	94,256
Realty Income Corp.	2,745	224,514

	Shares	Value
Single Tenant — 34.7% (Continued)
Spirit Realty Capital, Inc.	1,000	$49,840
STORE Capital Corp.	1,601	64,840
		504,178
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,440,425)		1,450,995

SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 1.72% (b)	1,239	1,239
TOTAL SHORT-TERM INVESTMENTS (Cost $1,239)		1,239

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.7%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (b)	126,662	126,662
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $126,662)		126,662
Total Investments (Cost $1,568,326) — 108.6%		1,578,896
Liabilities in Excess of Other Assets — (8.6)%		(125,423)
TOTAL NET ASSETS — 100.0%		$1,453,473

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan as of October 31, 2019. The total value of securities on loan is $121,170 or 8.3% of net assets.
(b)	The rate shown is as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Benchmark Industrial Real Estate SCTRSM ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 99.9%

Diversified — 4.4%
Duke Realty Corp.	129,561	$4,552,773
Lexington Realty Trust	124,005	1,349,174
One Liberty Properties, Inc.	48,378	1,374,419
PS Business Parks, Inc.	7,212	1,302,127
		8,578,493
Storage — 4.4%
Life Storage, Inc.	12,227	1,331,765

Warehouse/Industrial — 67.4%
Americold Realty Trust	35,573	1,426,122
EastGroup Properties, Inc. (a)	10,405	1,393,750
First Industrial Realty Trust, Inc.	33,076	1,392,830
Industrial Logistics Properties Trust	60,284	1,280,432
Innovative Industrial Properties, Inc. (a)	14,447	1,097,972
Liberty Property Trust	63,383	3,744,034
Monmouth Real Estate Investment Corp.	98,271	1,481,927
Prologis, Inc.	51,518	4,521,220
Rexford Industrial Realty, Inc.	29,153	1,401,968
STAG Industrial, Inc. (a)	44,553	1,382,925
Terreno Realty Corp.	25,624	1,445,450
		20,568,630
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,088,814)		30,478,888

	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 1.72% (b)	26,120	$26,120
TOTAL SHORT-TERM INVESTMENTS (Cost $26,120)		26,120

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 10.4%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (b)	3,194,383	3,194,383
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,194,383)		3,194,383
Total Investments (Cost $31,309,317) — 110.4%		33,699,391
Liabilities in Excess of Other Assets — (10.4)%		(3,178,211)
TOTAL NET ASSETS — 100.0%		$30,521,180

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan as of October 31, 2019. The total value of securites on loan is $3,158,374 or 10.3% of net assets.
(b)	The rate shown is as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 15.3%

Advertising Sales — 1.4%
Clear Channel Outdoor Holdings, Inc. (a)	1,011,411	$2,356,588

Computer Software — 5.0%
InterXion Holding NV (a)	92,287	8,141,559

Internet Connectiv Svcs — 0.2%
Internap Corp. (a)(b)	136,363	324,544

Real Estate Oper/Develop — 1.4%
Landmark Infrastructure Partners LP	124,849	2,274,749

Telecom Services — 7.3%
GDS Holdings Ltd. - ADR (a)(b)	184,311	7,682,083
Switch, Inc. - Class A (b)	298,198	4,404,384
		12,086,467
TOTAL COMMON STOCKS (Cost $23,945,942)		25,183,907

REAL ESTATE INVESTMENT TRUSTS — 84.6%

Diversified — 70.6%
American Tower Corp.	108,062	23,566,161
CoreSite Realty Corp.	63,987	7,518,472
Crown Castle International Corp.	171,510	23,803,873
Digital Realty Trust, Inc. (b)	60,425	7,676,392
Equinix, Inc.	44,791	25,386,643
Lamar Advertising Co. - Class A (b)	97,458	7,797,615
Outfront Media, Inc.	270,555	7,118,302
SBA Communications Corp. (b)	28,319	6,814,967
Uniti Group, Inc. (b)	935,010	6,470,269
		116,152,694
Warehouse/Industrial — 14.0%
CyrusOne, Inc.	101,210	7,214,249
Iron Mountain, Inc.	234,543	7,693,010
QTS Realty Trust, Inc. - Class A (b)	152,267	8,159,989
		23,067,248
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $136,319,842)		139,219,942

	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 1.72% (c)	244,272	$244,272
TOTAL SHORT-TERM INVESTMENTS (Cost $244,272)		244,272

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 22.6%
Mount Vernon Liquid Assets Portfolio, LLC, 2.00% (c)	37,165,640	37,165,640
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITY LENDING (Cost $37,165,640)		37,165,640

Total Investments (Cost $197,675,696) — 122.6%		201,813,761
Liabilities in Excess of Other Assets — (22.6)%		(37,220,445)
TOTAL NET ASSETS — 100.0%		$164,593,316

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of October 31, 2019. The total value of securities on loan is $35,675,061 or 21.7% of net assets.
(c)	The rate shown is as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%

Aerospace/Defense — 0.9%
Boeing Co.	35	$11,897

Apparel — 3.0%
NIKE, Inc. - Class B	152	13,612
PVH Corp.	146	12,725
Skechers U.S.A, Inc. - Class A (a)	359	13,416
		39,753
Auto Parts & Equipment — 3.3%
BorgWarner, Inc.	331	13,796
Goodyear Tire & Rubber Co.	946	15,013
Visteon Corp. (a)	163	15,162
		43,971
Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc. (a)	123	12,964
Bio-Rad Laboratories, Inc. - Class A (a)	40	13,265
Regeneron Pharmaceuticals, Inc. (a)	47	14,395
		40,624
Building Materials — 1.0%
Johnson Controls International PLC	301	13,042

Chemicals — 3.8%
Air Products & Chemicals, Inc.	60	12,796
Celanese Corp.	106	12,842
Eastman Chemical Co.	176	13,383
Sensient Technologies Corp.	190	11,886
		50,907
Commercial Services — 2.0%
Sabre Corp.	563	13,219
The Brink’s Co.	157	13,339
		26,558
Computers — 3.9%
Accenture PLC - Class A	68	12,609
Fortinet, Inc. (a)	170	13,865
Lumentum Holdings, Inc. (a)	225	14,098
NCR Corp. (a)	399	11,655
		52,227
Cosmetics/Personal Care — 1.0%
Estee Lauder Cos., Inc. - Class A	68	12,666

Electric — 1.1%
AES Corp.	839	14,305

Electrical Components & Equipment — 4.0%
Ametek, Inc.	146	13,381
Belden, Inc.	247	12,666
Littelfuse, Inc.	72	12,641

	Shares	Value
Electrical Components & Equipment — 4.0% (Continued)
Universal Display Corp.	73	$14,613
		53,301
Electronics — 11.8%
Agilent Technologies, Inc.	170	12,877
Amphenol Corp. - Class A	140	14,046
Arrow Electronics, Inc. (a)	173	13,715
AVNET, Inc.	296	11,710
Coherent, Inc. (a)	80	11,914
Gentex Corp.	472	13,240
Keysight Technologies, Inc. (a)	133	13,421
Mettler-Toledo International, Inc. (a)	19	13,394
National Instruments Corp.	300	12,417
TE Connectivity Ltd.	137	12,262
Tech Data Corp. (a)	126	15,309
Waters Corp. (a)	57	12,062
		156,367
Healthcare-Products — 5.0%
Abbott Laboratories	157	13,127
Repligen Corp. (a)	166	13,196
The Cooper Cos., Inc.	44	12,804
Thermo Fisher Scientific, Inc.	45	13,589
West Pharmaceutical Services, Inc.	92	13,233
		65,949
Healthcare-Services — 1.0%
IQVIA Holdings, Inc. (a)	88	12,709

Household Products/Wares — 1.1%
Avery Dennison Corp.	114	14,576

Internet — 3.0%
Alphabet, Inc. - Class A (a)	11	13,847
Booking Holdings, Inc. (a)	6	12,293
Facebook, Inc. - Class A (a)	71	13,607
		39,747
Leisure Time — 0.9%
Norwegian Cruise Line Holdings Ltd. (a)	242	12,284

Machinery-Diversified — 5.9%
AGCO Corp.	173	13,267
Cognex Corp.	262	13,490
Graco, Inc.	284	12,837
Nordson Corp.	91	14,270
Wabtec Corp.	176	12,209
Xylem, Inc.	168	12,884
		78,957
Metal Fabricate/Hardware — 1.1%
The Timken Co.	297	14,553

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)

Mining — 2.0%
Newmont Goldcorp Corp.	343	$13,627
Royal Gold, Inc.	109	12,583
		26,210
Miscellaneous Manufacturing — 2.0%
Ingersoll-Rand PLC	107	13,577
ITT, Inc.	215	12,782
		26,359
Oil & Gas — 1.8%
Apache Corp.	544	11,783
Chevron Corp.	109	12,659
		24,442
Packaging & Containers — 2.0%
Greif, Inc. - Class A	336	13,161
Sealed Air Corp.	312	13,032
		26,193
Pharmaceuticals — 1.9%
Mylan NV (a)	611	11,701
Zoetis, Inc.	109	13,943
		25,644
Retail — 2.3%
Nu Skin Enterprises, Inc. - Class A	301	13,418
Tiffany & Co.	135	16,809
		30,227
Semiconductors — 19.2%
Analog Devices, Inc.	114	12,156
Applied Materials, Inc.	258	13,999
Broadcom, Inc.	46	13,471
Cypress Semiconductor Corp.	568	13,217
Intel Corp.	252	14,246
IPG Photonics Corp. (a)	91	12,220
KLA Corp.	88	14,876
Lam Research Corp.	56	15,178
Microchip Technology, Inc.	139	13,106
Micron Technology, Inc. (a)	262	12,458
MKS Instruments, Inc.	142	15,367
Monolithic Power Systems, Inc.	82	12,294
NVIDIA Corp.	73	14,675
Qorvo, Inc. (a)	171	13,827
Silicon Laboratories, Inc. (a)	116	12,324
Synaptics, Inc. (a)	339	14,275
Teradyne, Inc.	229	14,019
Texas Instruments, Inc.	102	12,035
Xilinx, Inc.	126	11,433
		255,176
Software — 8.0%
ACI Worldwide, Inc. (a)	404	12,682
Activision Blizzard, Inc.	237	13,279
ANSYS, Inc. (a)	62	13,649

	Shares	Value
Software — 8.0% (Continued)
Autodesk, Inc. (a)	86	$12,673
Cadence Design System, Inc. (a)	202	13,201
Electronic Arts, Inc. (a)	135	13,014
Microsoft Corp.	96	13,763
Paychex, Inc.	162	13,550
		105,811
Telecommunications — 2.0%
Arista Networks, Inc. (a)	54	13,207
InterDigital, Inc.	240	12,871
		26,078
Toys/Games/Hobbies — 0.8%
Hasbro, Inc.	111	10,801

Transportation — 1.0%
Expeditors International of Washington, Inc.	174	12,692
TOTAL COMMON STOCKS (Cost $1,314,713)		1,324,026

SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 1.72% (b)	1,579	1,579
TOTAL SHORT-TERM INVESTMENTS (Cost $1,579)		1,579
Total Investments (Cost $1,316,292) — 100.0%		1,325,605
Other Assets in Excess of Liabilities — 0.0% (c)		374
TOTAL NET ASSETS — 100.0%		$1,325,979

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2019.
(c)	Less than 0.05%

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.7%

Aerospace/Defense — 3.2%
Arconic, Inc.	5,248	$144,163
Boeing Co.	374	127,126
General Dynamics Corp.	748	132,246
L3Harris Technologies, Inc.	685	141,322
Lockheed Martin Corp.	369	138,995
Northrop Grumman Corp.	391	137,820
Raytheon Co.	715	151,730
TransDigm Group, Inc.	273	143,675
United Technologies Corp.	1,030	147,887
		1,264,964
Airlines — 1.8%
Alaska Air Group, Inc.	2,158	149,830
American Airlines Group, Inc.	4,746	142,665
Delta Air Lines, Inc.	2,369	130,485
Southwest Airlines Co.	2,548	143,019
United Airlines Holdings, Inc. (a)	1,556	141,347
		707,346
Apparel — 3.1%
Capri Holdings Ltd. (a)	4,940	153,486
Hanesbrands, Inc.	9,988	151,917
NIKE, Inc. - Class B	1,811	162,175
PVH Corp.	1,745	152,094
Ralph Lauren Corp.	1,546	148,509
Tapestry, Inc.	6,279	162,375
Under Armour, Inc. - Class A (a)	3,867	79,854
Under Armour, Inc. - Class C (a)	3,996	73,926
VF Corp.	1,751	144,090
		1,228,426
Auto Manufacturers — 1.1%
Ford Motor Co.	16,732	143,728
General Motors Co.	4,069	151,204
PACCAR, Inc.	1,987	151,131
		446,063
Auto Parts & Equipment — 0.8%
Aptiv PLC	1,753	156,981
BorgWarner, Inc.	3,953	164,761
		321,742
Biotechnology — 0.8%
Corteva, Inc.	11,978	315,980

Building Materials — 2.9%
Fortune Brands Home & Security, Inc.	2,611	156,791
Johnson Controls International PLC	3,228	139,869
Martin Marietta Materials, Inc.	1,366	357,769
Masco Corp.	3,291	152,209
Vulcan Materials Co.	2,445	349,317
		1,155,955

	Shares	Value
Chemicals — 13.1%
Air Products & Chemicals, Inc.	1,623	$346,121
Albemarle Corp.	5,207	316,273
Celanese Corp.	2,875	348,306
CF Industries Holdings, Inc.	7,228	327,790
Dow, Inc.	7,092	358,075
DuPont de Nemours, Inc.	4,906	323,354
Eastman Chemical Co.	4,780	363,471
Ecolab, Inc.	1,814	348,415
FMC Corp.	3,962	362,523
International Flavors & Fragrances, Inc.	2,834	345,776
Linde PLC	1,877	372,303
LyondellBasell Industries NV - Class A	3,961	355,302
Mosaic Co.	15,928	316,649
PPG Industries, Inc.	2,864	358,344
Sherwin-Williams Co.	632	361,706
		5,204,408
Commercial Services — 5.6%
Automatic Data Processing, Inc.	913	148,116
Cintas Corp.	576	154,754
Equifax, Inc.	1,006	137,530
FleetCor Technologies, Inc. (a)	499	146,816
Gartner, Inc. (a)	1,064	163,941
Global Payments, Inc.	871	147,356
H&R Block, Inc.	6,542	163,485
IHS Markit Ltd. (a)	2,095	146,692
Nielsen Holdings PLC	6,329	127,593
PayPal Holdings, Inc. (a)	1,364	141,992
Quanta Services, Inc.	3,730	156,846
Robert Half International, Inc.	2,505	143,461
Rollins, Inc.	4,116	156,861
United Rentals, Inc. (a)	1,103	147,328
Verisk Analytics, Inc.	913	132,111
		2,214,882
Computers — 4.3%
Accenture PLC - Class A	750	139,065
Apple, Inc.	667	165,923
Cognizant Technology Solutions Corp. - Class A	2,268	138,212
DXC Technology Co.	4,462	123,464
Fortinet, Inc. (a)	1,868	152,354
Hewlett Packard Enterprise Co.	9,523	156,272
HP, Inc.	7,647	132,828
International Business Machines Corp.	1,016	135,870
Leidos Holdings, Inc.	1,700	146,591
NetApp, Inc.	2,579	144,114
Seagate Technology PLC	2,598	150,762

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.7% (Continued)

Computers — 4.3% (Continued)
Western Digital Corp.	2,258	$116,626
		1,702,081
Distribution/Wholesale — 1.5%
Copart, Inc. (a)	1,738	143,628
Fastenal Co.	4,226	151,883
LKQ Corp. (a)	4,829	164,138
W.W. Grainger, Inc.	481	148,552
		608,201
Diversified Financial Services — 1.4%
Alliance Data Systems Corp.	1,091	109,100
MasterCard, Inc. - Class A	528	146,155
Visa, Inc. - Class A	823	147,202
Western Union Co.	6,246	156,525
		558,982
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	1,567	143,616
Emerson Electric Co.	2,169	152,155
		295,771
Electronics — 3.0%
Allegion PLC	1,390	161,296
Amphenol Corp. - Class A	1,540	154,508
Flir Systems, Inc.	2,766	142,615
Fortive Corp.	2,030	140,070
Garmin Ltd.	1,853	173,719
Honeywell International, Inc.	848	146,475
Keysight Technologies, Inc. (a)	1,465	147,833
TE Connectivity Ltd.	1,509	135,055
		1,201,571
Engineering & Construction — 0.4%
Jacobs Engineering Group, Inc.	1,559	145,891

Environmental Control — 1.1%
Pentair PLC	3,757	155,803
Republic Services, Inc.	1,670	146,141
Waste Management, Inc.	1,270	142,507
		444,451
Forest Products & Paper — 0.9%
International Paper Co.	8,433	368,353

Hand/Machine Tools — 0.7%
Snap-On, Inc.	875	142,336
Stanley Black & Decker, Inc.	972	147,093
		289,429
Home Builders — 1.7%
DR Horton, Inc.	3,195	167,322
Lennar Corp. - Class A	2,949	175,761
NVR, Inc. (a)	43	156,373

	Shares	Value
Home Builders — 1.7% (Continued)
PulteGroup, Inc.	4,486	$176,031
		675,487
Home Furnishings — 0.9%
Leggett & Platt, Inc.	3,753	192,529
Whirlpool Corp.	1,055	160,487
		353,016
Household Products/Wares — 0.9%
Avery Dennison Corp.	2,941	376,036

Housewares — 0.4%
Newell Brands, Inc.	8,565	162,478

Internet — 3.1%
Amazon.com, Inc. (a)	86	152,793
Booking Holdings, Inc. (a)	77	157,755
CDW Corp.	1,306	167,051
eBay, Inc.	3,917	138,074
Expedia Group, Inc.	1,195	163,309
F5 Networks, Inc. (a)	1,043	150,275
Symantec Corp.	5,965	136,479
VeriSign, Inc. (a)	773	146,886
		1,212,622
Iron/Steel — 0.9%
Nucor Corp.	6,731	362,464

Leisure Time — 1.5%
Carnival Corp.	3,128	134,160
Harley-Davidson, Inc.	4,313	167,819
Norwegian Cruise Line Holdings Ltd. (a)	2,892	146,798
Royal Caribbean Cruises Ltd.	1,377	149,859
		598,636
Lodging — 2.0%
Hilton Worldwide Holdings, Inc.	1,646	159,596
Las Vegas Sands Corp.	2,412	149,158
Marriott International, Inc. - Class A	1,180	149,329
MGM Resorts International	5,439	155,011
Wynn Resorts Ltd.	1,346	163,324
		776,418
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	1,063	146,481

Machinery-Diversified — 3.2%
Cummins, Inc.	861	148,505
Deere & Co.	859	149,586
Dover Corp.	1,426	148,147
Flowserve Corp.	2,929	143,052
IDEX Corp.	832	129,401
Rockwell Automation, Inc.	853	146,708
Roper Technologies, Inc.	395	133,099

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.7% (Continued)

Machinery-Diversified — 3.2% (Continued)
Wabtec Corp.	1,891	$131,179
Xylem, Inc.	1,807	138,579
		1,268,256
Mining — 1.8%
Freeport-McMoRan, Inc.	33,529	329,255
Newmont Goldcorp Corp.	9,342	371,157
		700,412
Miscellaneous Manufacturing — 2.9%
3M Co.	829	136,777
AO Smith Corp.	2,830	140,594
Eaton Corp. PLC	1,625	141,554
General Electric Co.	15,220	151,896
Illinois Tool Works, Inc.	890	150,036
Ingersoll-Rand PLC	1,143	145,035
Parker-Hannifin Corp.	780	143,122
Textron, Inc.	2,766	127,485
		1,136,499
Office/Business Equipment — 0.4%
Xerox Holdings Corp.	4,734	160,625

Packaging & Containers — 4.4%
Amcor PLC	35,301	336,066
Ball Corp.	4,960	347,051
Packaging Corp. of America	3,329	364,392
Sealed Air Corp.	8,509	355,421
WestRock Co.	9,229	344,888
		1,747,818
Retail — 10.3%
Advance Auto Parts, Inc.	1,007	163,617
AutoZone, Inc. (a)	138	157,924
Best Buy Co., Inc.	2,341	168,154
CarMax, Inc. (a)	1,823	169,849
Chipotle Mexican Grill, Inc. (a)	201	156,410
Darden Restaurants, Inc.	1,242	139,439
Dollar General Corp.	1,002	160,661
Dollar Tree, Inc. (a)	1,401	154,670
Gap, Inc.	8,218	133,625
Genuine Parts Co.	1,602	164,333
Home Depot, Inc.	676	158,576
Kohl’s Corp.	3,000	153,780
L Brands, Inc.	8,379	142,778
Lowe’s Cos., Inc.	1,395	155,696
Macy’s, Inc.	9,225	139,851
McDonald’s Corp.	754	148,312
Nordstrom, Inc.	4,544	163,130
O’Reilly Automotive, Inc. (a)	405	176,381
Ross Stores, Inc.	1,449	158,912
Starbucks Corp.	1,748	147,811

	Shares	Value
Retail — 10.3% (Continued)
Target Corp.	1,464	$156,516
Tiffany & Co.	1,609	200,337
TJX Cos., Inc.	2,795	161,132
Tractor Supply Co.	1,628	154,693
Ulta Salon Cosmetics & Fragrance, Inc. (a)	697	162,506
Yum! Brands, Inc.	1,420	144,428
		4,093,521
Semiconductors — 6.4%
Advanced Micro Devices, Inc. (a)	4,754	161,303
Analog Devices, Inc.	1,252	133,501
Applied Materials, Inc.	2,841	154,153
Broadcom, Inc.	503	147,303
Intel Corp.	2,777	156,984
IPG Photonics Corp. (a)	997	133,877
KLA Corp.	971	164,138
Lam Research Corp.	619	167,774
Maxim Integrated Products, Inc.	2,448	143,600
Microchip Technology, Inc.	1,536	144,829
Micron Technology, Inc. (a)	2,889	137,372
NVIDIA Corp.	802	161,218
Qorvo, Inc. (a)	1,882	152,178
QUALCOMM, Inc.	1,861	149,699
Skyworks Solutions, Inc.	1,776	161,722
Texas Instruments, Inc.	1,126	132,857
Xilinx, Inc.	1,386	125,766
		2,528,274
Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	651	146,905

Software — 6.0%
Adobe Systems, Inc. (a)	524	145,635
Akamai Technologies, Inc. (a)	1,614	139,611
ANSYS, Inc. (a)	688	151,463
Autodesk, Inc. (a)	951	140,139
Broadridge Financial Solutions, Inc.	1,176	147,259
Cadence Design System, Inc. (a)	2,226	145,469
Citrix Systems, Inc.	1,521	165,576
Fidelity National Information Services, Inc.	1,115	146,913
Fiserv, Inc. (a)	1,422	150,931
Intuit, Inc.	550	141,625
Jack Henry & Associates, Inc.	1,005	142,268
Microsoft Corp.	1,062	152,259
Oracle Corp.	2,714	147,886
Paychex, Inc.	1,788	149,548
Salesforce.com, Inc. (a)	954	149,292
Synopsys, Inc. (a)	1,084	147,153
		2,363,027

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.7% (Continued)

Telecommunications — 1.8%
Arista Networks, Inc. (a)	599	$146,498
Cisco Systems, Inc.	2,916	138,539
Corning, Inc.	4,837	143,320
Juniper Networks, Inc.	6,011	149,193
Motorola Solutions, Inc.	873	145,197
		722,747
Textiles — 0.5%
Mohawk Industries, Inc. (a)	1,258	180,372

Toys/Games/Hobbies — 0.3%
Hasbro, Inc.	1,320	128,449

Transportation — 3.1%
CH Robinson Worldwide, Inc.	1,632	123,445
CSX Corp.	1,962	137,870
Expeditors International of Washington, Inc.	1,865	136,033
FedEx Corp.	817	124,723
JB Hunt Trasport Services, Inc.	1,237	145,422
Kansas City Southern	1,068	150,353
Norfolk Southern Corp.	780	141,960
Union Pacific Corp.	829	137,166
United Parcel Service, Inc. - Class B	1,159	133,482
		1,230,454
TOTAL COMMON STOCKS (Cost $39,558,838)		39,545,493

	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 1.72% (b)	37,318	$37,318
TOTAL SHORT-TERM INVESTMENTS (Cost $37,318)		37,318
Total Investments (Cost $39,596,156) — 99.8%		39,582,811
Other Assets in Excess of Liabilities — 0.2%		69,986
TOTAL NET ASSETS — 100.0%		$39,652,797

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.4%

Apparel — 0.6%
Deckers Outdoor Corp. (a)	95	$14,526

Biotechnology — 0.3%
Ligand Pharmaceuticals, Inc. (a)	63	6,855

Commercial Services — 8.4%
Adtalem Global Education, Inc. (a)	181	5,390
ASGN, Inc. (a)	174	11,065
Insperity, Inc.	136	14,366
PayPal Holdings, Inc. (a)	1,160	120,756
Sabre Corp.	903	21,202
WEX, Inc. (a)	143	27,053
W.W. International, Inc. (a)	222	7,741
		207,573
Computers — 5.3%
Fortinet, Inc. (a)	564	46,000
Leidos Holdings, Inc.	474	40,873
NetApp, Inc.	785	43,866
		130,739
Distribution/Wholesale — 2.3%
WW Grainger, Inc.	180	55,591

Diversified Financial Services — 0.7%
Alliance Data Systems Corp.	169	16,900

Electrical Components & Equipment — 2.8%
AMETEK, Inc.	753	69,012

Electronics — 3.9%
Keysight Technologies, Inc. (a)	619	62,463
Trimble, Inc. (a)	830	33,067
		95,530
Hand/Machine Tools — 0.6%
MSA Safety, Inc.	128	15,369

Healthcare-Services — 7.9%
Amedisys, Inc. (a)	106	13,623
DaVita, Inc. (a)	529	30,999
Encompass Health Corp.	325	20,807
HCA Healthcare, Inc.	962	128,466
		193,895
Household Products/Wares — 2.8%
Church & Dwight Co., Inc.	815	57,001
Helen of Troy Ltd. (a)	83	12,430
		69,431

	Shares	Value
Internet — 5.4%
Alphabet, Inc. - Class A (a)	100	$125,880
Yelp, Inc. (a)	234	8,075
		133,955
Machinery-Diversified — 0.8%
Curtiss-Wright Corp.	141	19,070

Miscellaneous Manufacturing — 0.7%
ITT, Inc.	290	17,241

Office/Business Equipment — 1.7%
Zebra Technologies Corp. - Class A (a)	178	42,341

Oil&Gas — 10.6%
ConocoPhillips	2,165	119,508
HollyFrontier Corp.	543	29,832
Occidental Petroleum Corp.	2,773	112,307
		261,647
Pharmaceuticals — 5.2%
Pfizer, Inc.	3,363	129,038

Retail — 3.7%
Tractor Supply Co.	393	37,343
Ulta Salon Cosmetics & Fragrance, Inc. (a)	194	45,231
Urban Outfitters, Inc. (a)	323	9,270
		91,844
Semiconductors — 9.8%
Broadcom, Inc.	428	125,340
Cypress Semiconductor Corp.	1,218	28,343
Semtech Corp. (a)	219	11,051
Xilinx, Inc.	833	75,586
		240,320
Software — 4.7%
Akamai Technologies, Inc. (a)	544	47,056
CommVault Systems, Inc. (a)	149	7,401
J2 Global, Inc.	161	15,289
Take-Two Interactive Software, Inc. (a)	373	44,890
		114,636
Telecommunications — 13.6%
Cisco Systems, Inc.	2,481	117,872
Motorola Solutions, Inc.	549	91,310
Verizon Communications, Inc.	2,080	125,778
		334,960

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 98.4% (Continued)

Transportation — 6.6%
CSX Corp.	1,723	$121,075
Expeditors International of Washington, Inc.	563	41,065
		162,140
TOTAL COMMON STOCKS (Cost $2,465,021)		2,422,613

REAL ESTATE INVESTMENT TRUSTS — 1.3%
Omega Healthcare Investors, Inc.	720	31,709
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,571)		31,709

SHORT-TERM INVESTMENTS — 0.2%

Money Market Deposit Accounts — 0.2%
U.S. Bank Money Market Deposit Account, 1.72% (b)	3,723	3,723
TOTAL SHORT-TERM INVESTMENTS (Cost $3,723)		3,723
Total Investments (Cost $2,497,315) — 99.9%		2,458,045
Other Assets in Excess of Liabilities — 0.1%		1,439
TOTAL NET ASSETS — 100.0%		$2,459,484

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2019

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.8%

Australia — 5.6%
AGL Energy Ltd.	4,715	$64,291
Aristocrat Leisure Ltd.	4,413	96,191
ASX Ltd.	1,303	73,942
Australia & New Zealand Banking Group Ltd.	20,325	374,656
BHP Billiton Ltd. - ADR	10,268	502,208
Brambles Ltd.	10,963	90,462
Coles Group Ltd.	7,779	80,383
Commonwealth Bank of Australia	12,487	677,099
CSL Ltd.	3,134	553,134
Fortescue Metals Group Ltd.	12,730	78,189
Insurance Australia Group Ltd.	16,243	88,905
Macquarie Group Ltd.	2,204	203,469
National Australia Bank Ltd.	19,996	394,368
Newcrest Mining Ltd.	5,283	113,990
Origin Energy Ltd.	12,329	66,802
QBE Insurance Group Ltd.	9,681	84,088
Ramsay Health Care Ltd.	923	43,578
Rio Tinto Ltd.	2,530	158,500
Santos Ltd.	12,179	68,172
Scentre Group	36,733	96,983
South32 Ltd.	35,517	62,433
Suncorp Group Ltd.	8,873	82,268
Sydney Airport	7,695	46,574
Telstra Corp. Ltd.	29,389	70,705
Transurban Group	18,277	186,973
Treasury Wine Estates Ltd.	4,986	60,390
Wesfarmers Ltd.	7,779	213,211
Westpac Banking Corp. - ADR	23,659	458,038
Woodside Petroleum Ltd.	6,498	144,237
Woolworths Group Ltd.	9,054	232,928
		5,467,167
Austria — 0.3%
ams AG (a)	456	20,385
ANDRITZ AG	532	23,900
BAWAG Group AG (b)	304	12,545
CA Immobilien Anlagen AG	532	20,529
Erste Group Bank AG	2,063	72,868
OMV AG	999	58,294
Raiffeisen Bank International AG	923	22,699
Telekom Austria AG	999	7,732
Verbund AG	456	24,666
Vienna Insurance Group AG Wiener Versicherung Gruppe	304	8,239
Voestalpine AG	771	19,305
		291,162
Belgium — 0.9%
Ageas	1,303	75,045

	Shares	Value
Belgium — 0.9% (Continued)
Anheuser-Busch InBev SA/NV - ADR	5,889	$475,654
Groupe Bruxelles Lambert SA	532	53,389
KBC Groep NV	2,378	166,769
Solvay SA - Class A	532	57,851
UCB SA	923	74,386
		903,094
Bermuda — 0.2%
Jardine Matheson Holdings Ltd.	2,150	122,808
Jardine Strategic Holdings Ltd.	1,227	39,669
		162,477
Canada — 8.2%
Agnico Eagle Mines Ltd.	1,640	100,811
Alimentation Couche-Tard, Inc. - Class A	5,972	179,101
Bank of Montreal	4,413	326,518
Barrick Gold Corp.	12,466	216,410
BCE, Inc.	2,063	97,889
Canadian Imperial Bank of Commerce	3,062	261,066
Canadian National Railway Co.	5,021	448,727
Canadian Natural Resources Ltd.	8,294	209,175
Canadian Pacific Railway Ltd.	999	227,083
CGI, Inc. (a)	1,683	130,803
Constellation Software Inc/Canada	123	121,480
Dollarama, Inc.	1,987	66,847
Enbridge, Inc.	13,997	509,631
Fairfax Financial Holdings Ltd.	182	77,106
Fortis, Inc.	2,910	120,969
Franco-Nevada Corp.	1,303	126,352
George Weston Ltd.	532	42,593
Great-West Lifeco, Inc.	1,759	42,776
Hydro One Ltd. (b)	2,088	38,824
Imperial Oil Ltd.	1,607	39,966
Intact Financial Corp.	1,003	103,491
Loblaw Cos Ltd.	1,227	65,435
Magna International, Inc.	2,063	110,927
Manulife Financial Corp.	13,530	251,929
National Bank of Canada	2,302	118,884
Nutrien Ltd.	3,969	189,678
Pembina Pipeline Corp.	3,442	121,021
Power Financial Corp.	1,531	35,802
Restaurant Brands International, Inc.	2,064	135,068
Rogers Communications, Inc. - Class B	2,454	115,559
Royal Bank of Canada	9,964	803,696
Saputo, Inc.	1,531	44,404
Shopify, Inc. - Class A (a)	742	232,669
Sun Life Financial, Inc.	4,109	184,412
Suncor Energy, Inc.	11,186	332,112

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 94.8% (Continued)

Canada — 8.2% (Continued)
TC Energy Corp.	6,709	$337,664
TELUS Corp.	1,379	49,051
The Bank of Nova Scotia	8,446	484,209
The Toronto-Dominion Bank	12,694	724,446
Thomson Reuters Corp.	1,227	82,528
Waste Connections, Inc.	1,835	169,554
		8,076,666
Denmark — 1.5%
AP Moller - Maersk A/S - Class B	30	38,237
AP Moller - Maersk A/S - Class A	17	20,404
Carlsberg A/S - Class B	771	108,466
Coloplast A/S - Class B	847	102,063
DSV A/S	1,455	141,182
Genmab A/S (a)	456	99,385
Novo Nordisk A/S - ADR	11,708	646,516
Novozymes A/S - Class B	1,531	72,084
Orsted A/S (b)	1,151	100,962
Vestas Wind Systems A/S	1,455	118,766
		1,448,065
Finland — 0.8%
Fortum OYJ	2,986	72,900
Kone OYJ - Class B	2,758	175,455
Neste OYJ	2,983	107,660
Nordea Bank Abp	22,052	161,307
Sampo OYJ - Class A	3,366	137,925
Stora Enso OYJ - Class R	3,957	51,304
UPM-Kymmene OYJ	3,729	121,192
		827,743
France — 7.9%
Air Liquide SA	3,204	425,594
AXA SA	13,606	359,414
BNP Paribas SA - ADR	15,832	413,532
Christian Dior SE	29	14,309
Credit Agricole SA	8,446	110,071
Danone SA - ADR	23,642	390,093
Dassault Systemes SE	923	140,053
Electricite de France SA	3,290	33,949
Engie SA	12,694	212,293
EssilorLuxottica SA	2,006	306,061
Hermes International	228	164,016
Kering	532	302,722
L’Oreal SA	1,683	491,412
LVMH Moet Hennessy Louis Vuitton SE - ADR	9,450	806,557
Orange SA - ADR	13,278	213,510
Pernod Ricard SA	1,455	268,567
Safran SA	2,317	366,562
Sanofi - ADR	15,911	733,179

	Shares	Value
France — 7.9% (Continued)
Schneider Electric SE	3,729	$346,274
Societe Generale SA	5,260	149,302
Thales SA	771	75,361
TOTAL SA - ADR	17,603	926,446
Vinci SA	3,518	394,717
Vivendi SA	5,742	159,845
		7,803,839
Germany — 6.9%
adidas AG	1,265	390,595
Allianz SE - ADR	30,352	740,892
BASF SE - ADR	27,014	513,266
Bayer AG - ADR	26,991	524,705
Bayerische Motoren Werke AG	2,226	170,583
Beiersdorf AG	684	80,978
Continental AG	771	103,084
Daimler AG	6,159	360,011
Deutsche Boerse AG	1,303	201,927
Deutsche Post AG	6,715	237,783
Deutsche Telekom AG	22,356	393,154
E.ON SE	15,224	153,442
Fresenius Medical Care AG & Co KGaA - ADR	2,910	104,964
Fresenius SE & Co. KGaA	2,834	148,951
Henkel AG & Co. KGaA	684	65,874
Infineon Technologies AG	8,670	168,039
Innogy SE (b)	438	21,817
Merck KGaA	923	110,045
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	998	277,154
SAP SE - ADR	7,536	999,123
Siemens AG - ADR	11,229	648,250
Siemens Healthineers AG (b)	999	42,445
Volkswagen AG	228	43,204
Vonovia SE	3,753	199,701
Wirecard AG	771	97,641
		6,797,628
Hong Kong — 2.6%
AIA Group Ltd. - ADR	21,551	859,023
BOC Hong Kong Holdings Ltd.	24,858	85,652
CK Asset Holdings Ltd.	18,334	127,983
CK Hutchison Holdings Ltd.	19,170	177,365
CK Infrastructure Holdings Ltd.	5,108	36,798
CLP Holdings Ltd.	12,618	130,996
Galaxy Entertainment Group Ltd.	17,335	119,793
Hang Seng Bank Ltd.	5,021	104,957
Henderson Land Development Co Ltd.	11,353	56,867
Hong Kong & China Gas Co. Ltd.	67,810	131,709
Hong Kong Exchanges & Clearing Ltd.	8,328	260,385

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 94.8% (Continued)

Hong Kong — 2.6% (Continued)
MTR Corp Ltd.	11,039	$63,394
Power Assets Holdings Ltd.	8,978	64,104
Sands China Ltd.	16,803	83,094
Sun Hung Kai Properties Ltd.	10,648	161,569
Swire Pacific Ltd. - Class B	6,172	9,137
Swire Pacific Ltd. - Class A	3,366	32,088
Swire Properties Ltd.	7,247	22,844
Wharf Real Estate Investment Co. Ltd.	7,990	47,108
		2,574,866
Ireland — 0.5%
AIB Group PLC	5,412	17,335
CRH PLC - ADR	5,640	205,860
DCC PLC	684	64,113
Kerry Group PLC - Class A	1,075	129,966
Kingspan Group PLC	1,075	55,703
Ryanair Holdings PLC - ADR (a)	684	51,054
		524,031
Israel — 0.5%
Azrieli Group Ltd.	304	23,418
Bank Hapoalim BM	7,323	58,572
Bank Leumi Le-Israel BM	9,736	70,884
Check Point Software Technologies Ltd. (a)	801	90,040
CyberArk Software Ltd. (a)	254	25,801
Elbit Systems Ltd.	163	26,709
Israel Chemicals Ltd.	4,717	20,946
Israel Discount Bank Ltd. - Class A	8,066	36,846
Mellanox Technologies Ltd. (a)	421	47,447
Mizrahi Tefahot Bank Ltd.	1,075	26,658
Nice Ltd. - ADR (a)	456	71,952
Taro Pharmaceutical Industries Ltd.	50	4,042
Wix.com Ltd. (a)	304	37,109
		540,424
Italy — 1.7%
Assicurazioni Generali SpA	8,522	172,746
Atlantia SpA	3,214	79,362
Enel SpA	53,356	412,985
Eni SpA - ADR	8,826	267,339
Intesa Sanpaolo SpA	108,775	272,477
Poste Italiane SpA (b)	3,138	38,078
Snam SpA	15,452	79,275
Telecom Italia SpA (a)	79,745	46,667
Telecom Italia SpA - Savings Shares	41,585	24,062
Terna Rete Elettrica Nazionale SpA	9,736	64,326
UniCredit SpA	14,605	185,173
		1,642,490

	Shares	Value
Japan — 23.0%
Acom Co. Ltd.	3,138	$12,698
Advantest Corp.	1,381	63,238
Aeon Co Ltd.	6,019	121,785
Aisin Seiki Co. Ltd.	1,243	50,185
Ajinomoto Co, Inc.	3,805	72,566
ANA Holdings, Inc.	771	26,573
Asahi Glass Co. Ltd.	1,531	54,299
Asahi Group Holdings Ltd.	3,061	153,915
Asahi Kasei Corp.	9,736	109,225
Astellas Pharma, Inc.	12,434	213,988
Bandai Namco Holdings, Inc.	1,530	94,472
Bridgestone Corp.	4,588	192,162
Canon, Inc. - ADR	7,475	202,572
Central Japan Railway Co.	1,395	288,004
Chubu Electric Power Co, Inc.	4,945	74,434
Chugai Pharmaceutical Co Ltd.	1,455	123,282
Dai Nippon Printing Co Ltd.	2,063	55,553
Dai-ichi Life Holdings, Inc.	8,234	136,140
Daiichi Sankyo Co Ltd.	4,185	276,701
Daikin Industries Ltd.	1,987	280,230
Daito Trust Construction Co Ltd.	483	64,272
Daiwa House Industry Co Ltd.	4,640	160,482
Daiwa Securities Group, Inc.	11,116	50,407
Denso Corp.	3,593	168,421
Dentsu, Inc.	1,683	60,625
East Japan Railway Co.	2,606	237,675
Eisai Co Ltd.	2,062	150,597
FamilyMart UNY Holdings Co Ltd.	1,756	43,839
FANUC Corp. - ADR	13,378	262,744
Fast Retailing Co Ltd.	433	268,846
FUJIFILM Holdings Corp.	2,985	132,126
Fujitsu Ltd.	1,395	124,283
Hankyu Hanshin Holdings, Inc.	1,758	70,815
Hikari Tsushin, Inc.	152	33,528
Hitachi High-Technologies Corp.	458	28,670
Hitachi Ltd.	6,639	250,154
Honda Motor Co. Ltd. - ADR	13,419	361,910
Hoya Corp.	2,606	231,738
Hulic Co Ltd.	3,365	36,800
Idemitsu Kosan Co Ltd.	1,758	52,175
Inpex Corp.	7,474	69,798
Isuzu Motors Ltd.	4,261	50,012
ITOCHU Corp.	10,983	230,969
Japan Airlines Co. Ltd.	771	24,089
Japan Exchange Group, Inc.	3,669	61,122
Japan Post Bank Co. Ltd.	2,758	27,634
Japan Post Holdings Co. Ltd.	10,268	94,703
Japan Post Insurance Co. Ltd.	456	7,238
Japan Tobacco, Inc.	7,702	175,165
JFE Holdings, Inc.	3,973	50,293

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 94.8% (Continued)

Japan — 23.0% (Continued)
JXTG Holdings, Inc.	23,355	$110,168
KAJIMA Corp.	3,441	47,669
Kansai Paint Co. Ltd.	1,759	42,757
Kao Corp.	3,365	272,466
KDDI Corp.	11,107	308,453
Keio Corp.	847	52,629
Keyence Corp.	635	404,674
Kikkoman Corp.	1,167	56,518
Kintetsu Group Holdings Co. Ltd.	1,303	71,310
Kirin Holdings Co. Ltd.	6,323	134,962
Koito Manufacturing Co. Ltd.	863	45,711
Komatsu Ltd.	6,703	158,839
Konami Holdings Corp.	684	30,213
Kose Corp.	228	40,748
Kubota Corp.	8,066	129,367
Kyocera Corp.	2,454	162,297
Kyowa Kirin Co. Ltd.	1,682	31,089
LINE Corp. (a)	456	16,848
M3, Inc.	2,822	68,048
Makita Corp.	1,911	65,210
Marubeni Corp.	12,011	85,175
Mazda Motor Corp.	4,125	38,389
MEIJI Holdings Co Ltd.	999	72,342
MINEBEA MITSUMI, Inc.	2,910	56,050
MISUMI Group, Inc.	1,911	48,558
Mitsubishi Chemical Holdings Corp.	10,420	80,145
Mitsubishi Corp.	10,964	280,623
Mitsubishi Electric Corp.	14,833	213,794
Mitsubishi Estate Co. Ltd.	9,585	187,058
Mitsubishi Heavy Industries Ltd.	2,302	93,836
Mitsubishi Motors Corp.	4,717	21,753
Mitsubishi Tanabe Pharma Corp.	1,683	20,291
Mitsubishi UFJ Financial Group, Inc. - ADR	91,581	474,390
Mitsui & Co. Ltd.	12,027	207,986
Mitsui Fudosan Co Ltd.	6,791	174,884
Mizuho Financial Group, Inc.	175,661	274,577
MS&AD Insurance Group Holdings, Inc.	3,442	111,843
Murata Manufacturing Co. Ltd.	4,413	239,591
NEC Corp.	1,681	66,935
Nexon Co. Ltd. (a)	3,137	36,456
Nidec Corp.	1,910	284,493
Nintendo Co. Ltd. - ADR	6,558	305,078
Nippon Paint Holdings Co. Ltd.	1,319	72,674
Nippon Steel Corp.	6,324	93,200
Nippon Telegraph & Telephone Corp.	4,488	223,423

	Shares	Value
Japan — 23.0% (Continued)
Nissan Motor Co. Ltd.	16,592	$105,922
Nissin Foods Holdings Co. Ltd.	532	40,396
Nitori Holdings Co. Ltd.	608	92,954
Nitto Denko Corp.	1,075	60,126
Nomura Holdings, Inc.	22,432	102,885
Nomura Research Institute Ltd.	2,769	59,257
NTT Data Corp.	4,488	59,513
NTT DOCOMO, Inc.	8,319	229,179
Obayashi Corp.	4,945	51,286
Obic Co Ltd.	456	57,639
Odakyu Electric Railway Co. Ltd.	2,302	56,340
Olympus Corp.	8,978	123,043
Omron Corp.	1,455	86,230
Ono Pharmaceutical Co. Ltd.	3,518	66,685
Oracle Corp Japan	228	20,226
Oriental Land Co. Ltd.	1,531	225,205
ORIX Corp.	9,130	144,276
Osaka Gas Co. Ltd.	2,834	55,714
Otsuka Holdings Co. Ltd.	3,821	160,568
Pan Pacific International Holdings Corp.	3,773	59,640
Panasonic Corp.	16,120	136,868
Pola Orbis Holdings, Inc.	559	12,744
Rakuten, Inc.	5,628	54,096
Recruit Holdings Co. Ltd.	10,888	364,076
Renesas Electronics Corp. (a)	7,191	49,276
Resona Holdings, Inc.	15,225	66,982
Ricoh Co Ltd.	5,172	46,457
Rohm Co. Ltd.	635	50,922
Santen Pharmaceutical Co. Ltd.	2,758	49,163
Secom Co. Ltd.	1,455	135,610
Seibu Holdings, Inc.	1,986	35,181
Sekisui Chemical Co. Ltd.	2,986	52,509
Sekisui House Ltd.	4,489	97,354
Seven & i Holdings Co. Ltd.	5,488	208,360
SG Holdings Co. Ltd.	1,682	41,883
Sharp Corp.	1,243	14,492
Shimadzu Corp.	1,910	51,610
Shimano, Inc.	559	93,693
Shimizu Corp.	5,020	47,137
Shin-Etsu Chemical Co. Ltd.	2,758	310,559
Shionogi & Co. Ltd.	1,986	119,870
Shiseido Co. Ltd.	2,746	228,041
SMC Corp.	456	199,265
Softbank Corp.	11,281	155,128
Sompo Holdings, Inc.	2,530	100,132
Sony Corp. - ADR	9,157	557,020
Sony Financial Holdings, Inc.	1,091	23,630
Subaru Corp.	4,413	127,621
Sumitomo Chemical Co. Ltd.	11,420	52,770

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 94.8% (Continued)

Japan — 23.0% (Continued)
Sumitomo Corp.	8,614	$140,629
Sumitomo Dainippon Pharma Co. Ltd.	1,151	20,272
Sumitomo Electric Industries Ltd.	5,476	75,885
Sumitomo Metal Mining Co. Ltd.	1,910	64,663
Sumitomo Mitsui Financial Group, Inc. - ADR	48,118	341,638
Sumitomo Mitsui Trust Holdings, Inc.	2,670	98,305
Sumitomo Realty & Development Co. Ltd.	3,289	120,090
Suntory Beverage & Food Ltd.	863	36,921
Suzuki Motor Corp.	3,061	145,609
Sysmex Corp.	1,075	70,548
T&D Holdings, Inc.	4,277	48,319
Taisei Corp.	1,531	60,962
Taisho Pharmaceutical Holdings Co. Ltd.	380	27,341
Taiyo Nippon Sanso Corp.	1,466	34,644
Takeda Pharmaceutical Co. Ltd. - ADR	21,919	393,884
TDK Corp.	863	86,548
Terumo Corp.	4,640	152,533
The Kansai Electric Power Co., Inc.	5,564	65,151
Tobu Railway Co. Ltd.	1,455	48,841
Toho Co Ltd/Tokyo	939	37,998
Tokio Marine Holdings, Inc.	4,945	268,703
Tokyo Electric Power Co. Holdings, Inc. (a)	5,552	25,809
Tokyo Electron Ltd.	1,091	223,019
Tokyo Gas Co. Ltd.	2,746	67,283
Tokyu Corp.	3,897	74,014
Toppan Printing Co. Ltd.	2,226	41,453
Toray Industries, Inc.	11,267	80,410
Toshiba Corp.	3,386	116,169
TOTO Ltd.	1,075	44,348
Toyota Industries Corp.	1,395	84,741
Toyota Motor Corp. - ADR	9,078	1,257,757
Toyota Tsusho Corp.	1,607	56,101
Trend Micro, Inc.	787	40,082
Unicharm Corp.	2,758	94,215
West Japan Railway Co.	1,303	113,625
Yakult Honsha Co Ltd.	1,091	62,839
Yamaha Corp.	1,151	54,038
Yamaha Motor Co. Ltd.	2,150	42,606
Yamato Holdings Co. Ltd.	2,822	47,665
Yaskawa Electric Corp.	1,834	70,989
Z Holdings Corp.	18,487	57,178

	Shares	Value
Japan — 23.0% (Continued)
ZOZO, Inc.	1,303	$30,539
		22,560,569
Jersey — 0.5%
Experian PLC	6,324	198,897
Ferguson PLC	1,607	137,097
WPP PLC - ADR	1,759	109,832
		445,826
Luxembourg — 0.2%
RTL Group SA	304	15,447
SES SA	2,606	50,485
Spotify Technology SA (a)	659	95,094
Tenaris SA - ADR	1,683	34,165
		195,191
Netherlands — 3.9%
Airbus SE - ADR	16,767	601,935
ArcelorMittal	4,413	65,116
ASML Holding NV	2,910	762,698
CNH Industrial NV	6,881	75,072
EXOR NV	684	52,424
Ferrari NV	847	135,511
Heineken Holding NV	696	66,292
Heineken NV	1,607	163,922
ING Groep NV - ADR	28,660	324,718
Koninklijke Ahold Delhaize NV	8,142	202,728
Koninklijke Philips NV	6,269	274,568
NXP Semiconductors NV	2,002	227,587
Prosus NV (a)	3,021	208,325
Unilever NV	10,698	631,772
		3,792,668
New Zealand — 0.3%
A2 Milk Co. Ltd. (a)	5,108	42,575
Auckland International Airport Ltd.	6,571	39,181
Contact Energy Ltd.	4,945	23,398
Fisher & Paykel Healthcare Corp. Ltd.	3,957	48,584
Fletcher Building Ltd.	5,868	17,231
Mercury NZ Ltd.	4,337	13,806
Meridian Energy Ltd.	8,674	25,582
Ryman Healthcare Ltd.	2,834	23,458
Spark New Zealand Ltd.	12,694	36,462
Xero Ltd. (a)	771	36,667
		306,944
Norway — 0.7%
Adevinta ASA (a)	1,216	13,884
Aker ASA - Class A	166	8,820
Aker BP ASA	771	21,287
DNB ASA	6,400	116,292
Equinor ASA - ADR	7,627	141,176
Gjensidige Forsikring ASA	1,303	24,356
Leroy Seafood Group ASA	1,911	12,809

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 94.8% (Continued)

Norway — 0.7% (Continued)
Mowi ASA	2,986	$72,798
Norsk Hydro ASA	9,508	33,550
Orkla ASA	5,716	54,909
Salmar ASA	380	17,706
Schibsted ASA - Class A	532	15,620
Schibsted ASA - Class B	684	19,101
Telenor ASA	4,565	85,456
Yara International ASA	1,227	47,753
		685,517
Portugal — 0.1%
EDP - Energias de Portugal SA	16,879	69,465
Galp Energia SGPS SA	3,138	49,977
Jeronimo Martins SGPS SA	1,683	28,240
		147,682
Republic of Korea — 1.8%
Hyundai Mobis Co. Ltd.	189	38,662
KB Financial Group, Inc. - ADR	2,758	98,516
NAVER Corp.	716	100,927
POSCO - ADR	1,958	87,934
Samsung Electronics Co. Ltd.	26,863	1,163,690
Samsung SDI Co. Ltd.	154	30,113
SK Hynix, Inc.	2,587	182,332
SK Telecom Co. Ltd. - ADR	2,454	56,565
		1,758,739
Singapore — 1.2%
CapitaLand Ltd.	17,259	45,671
City Developments Ltd.	4,261	33,795
DBS Group Holdings Ltd.	12,542	239,694
Genting Singapore Ltd.	39,159	27,057
Jardine Cycle & Carriage Ltd.	684	16,451
Keppel Corp. Ltd.	10,040	50,626
Oversea-Chinese Banking Corp. Ltd.	28,397	228,771
Sea Ltd. - ADR (a)	1,349	40,146
Singapore Airlines Ltd.	3,653	25,267
Singapore Exchange Ltd.	5,640	37,062
Singapore Technologies Engineering Ltd.	10,572	31,006
Singapore Telecommunications Ltd.	54,116	131,267
United Overseas Bank Ltd.	9,812	193,507
Wilmar International Ltd.	23,593	65,033
		1,165,353
Spain — 2.3%
Aena SME SA (b)	532	97,604
Amadeus IT Holding SA	2,986	220,931
Banco Bilbao Vizcaya Argentaria SA - ADR	46,137	241,296
Banco Santander SA - ADR	117,880	466,805
Endesa SA	2,226	60,577

	Shares	Value
Spain — 2.3% (Continued)
Iberdrola SA	41,469	$425,873
Industria de Diseno Textil SA	7,247	225,908
Naturgy Energy Group SA	2,454	66,809
Repsol SA	10,199	167,212
Telefonica SA - ADR	31,940	244,980
		2,217,995
Sweden — 2.5%
Alfa Laval AB	2,063	47,667
Assa Abloy AB - Class B	6,791	161,059
Atlas Copco AB - Class A	4,489	158,580
Atlas Copco AB - Class B	2,682	83,079
Boliden AB	1,911	51,388
Electrolux AB	1,759	46,181
Epiroc AB - Class B	2,682	29,165
Epiroc AB - Class A	4,337	48,779
Essity AB - Class B	4,185	130,590
Hennes & Mauritz AB - Class B	5,640	117,844
Hexagon AB - Class B	1,835	93,672
ICA Gruppen AB	634	28,037
Industrivarden AB	1,151	24,902
Industrivarden AB - Class A	1,075	23,759
Investment AB Latour - Class B	856	11,569
Investor AB - Class B	3,138	160,707
Kinnevik AB - Class B	1,683	45,998
L E Lundbergforetagen AB - Class B	380	14,302
Lundin Petroleum AB	1,227	40,512
Sandvik AB	7,551	133,218
Skandinaviska Enskilda Banken AB - Class A	11,115	106,503
Skandinaviska Enskilda Banken AB	94	908
Skanska AB - Class B	2,530	53,845
SKF AB - Class B	2,606	47,110
Svenska Cellulosa AB SCA - Class B	4,185	42,631
Svenska Handelsbanken AB - Class A	10,344	103,550
Svenska Handelsbanken AB - Class B	228	2,288
Swedbank AB - Class A	6,400	89,514
Swedish Match AB	1,227	57,591
Tele2 AB - Class B	3,454	49,383
Telefonaktiebolaget LM Ericsson - ADR	19,322	168,488
Telia Co. AB	18,866	82,942
Volvo AB - Class B	11,343	169,633
		2,425,394
Switzerland — 7.7%
ABB Ltd. - ADR	13,378	280,804
Alcon, Inc. (a)	3,442	203,275
Cie Financiere Richemont SA	3,518	276,733
Credit Suisse Group AG - ADR	16,736	207,192
Glencore PLC	75,876	228,663
Nestle SA - ADR	20,783	2,227,106

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 94.8% (Continued)

Switzerland — 7.7% (Continued)
Novartis AG - ADR	17,722	$1,549,612
Roche Holding AG - ADR	40,855	1,536,965
STMicroelectronics NV	4,533	102,832
Swiss Re AG	2,063	216,024
UBS Group AG	26,313	310,475
Zurich Insurance Group AG	1,032	403,280
		7,542,961
United Kingdom — 13.0%
Anglo American PLC	9,963	255,737
Associated British Foods PLC	2,459	70,904
AstraZeneca PLC - ADR	18,640	913,919
Atlassian Corp PLC - Class A (a)	811	97,961
Aviva PLC	27,748	149,237
BAE Systems PLC - ADR	5,488	166,616
Barclays PLC - ADR	28,327	244,462
BHP Group PLC - ADR	7,323	310,642
BP PLC - ADR	23,817	902,902
British American Tobacco PLC - ADR	15,908	556,144
BT Group PLC	60,150	159,493
Coca-Cola European Partners PLC	1,607	85,991
Compass Group PLC	11,099	295,594
Diageo PLC - ADR	4,117	674,653
Fiat Chrysler Automobiles NV	7,551	117,296
GlaxoSmithKline PLC - ADR	17,434	798,477
HSBC Holdings PLC - ADR	28,780	1,087,596
ICON PLC (a)	359	52,737
Legal & General Group PLC	41,474	141,669
Lloyds Banking Group PLC - ADR	125,263	363,263
London Stock Exchange Group PLC	2,150	193,670
Melrose Industries PLC	251	693
National Grid PLC - ADR	5,250	306,442
Prudential PLC - ADR	8,902	357,326
Reckitt Benckiser Group PLC - ADR	25,477	401,772
RELX PLC - ADR	13,921	336,749
Rio Tinto PLC - ADR	6,942	361,053
Rolls-Royce Holdings PLC	13,074	120,072
Royal Bank of Scotland Group PLC - ADR	15,452	85,759
Royal Dutch Shell PLC - ADR - Class B	27,847	1,623,202
Smith & Nephew PLC - ADR	3,062	132,340
SSE PLC	7,476	124,295
Standard Chartered PLC	19,170	174,072
Tesco PLC	67,114	204,474
Unilever PLC - ADR	8,218	493,984

	Shares	Value
United Kingdom — 13.0% (Continued)
Vodafone Group PLC - ADR	18,562	$379,036
		12,740,232
TOTAL COMMON STOCKS (Cost $89,321,121)		93,044,723

PREFERRED STOCKS — 0.5%

Germany — 0.4%
Bayerische Motoren Werke AG	380	23,416
Henkel AG & Co. KGaA	1,227	127,514
Volkswagen AG	1,303	248,067
		398,997
Republic of Korea — 0.1%
Samsung Electronics Co. Ltd.	3,261	115,058
TOTAL PREFERRED STOCKS (Cost $465,753)		514,055

REAL ESTATE INVESTMENT TRUSTS — 1.0%

Australia — 0.2%
Dexus	7,501	61,895
Goodman Group	11,115	110,258
		172,153
Canada — 0.4%
Brookfield Asset Management, Inc. - Class A	6,405	353,876
Hong Kong — 0.2%
Link REIT	14,605	159,266

Japan — 0.1%
Japan Real Estate Investment Corp.	6	40,948
Nippon Building Fund, Inc.	6	45,560
Nomura Real Estate Master Fund, Inc.	21	40,157
		126,665
Singapore — 0.1%
Ascendas Real Estate Investment Trust	17,639	41,101
CapitaLand Mall Trust	19,322	36,074
		77,175
United States — 0.0%
Brookfield Property REIT, Inc. - Class A	684	12,928
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $860,584)		902,063

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
EXCHANGE TRADED FUNDS — 3.3%
iShares MSCI EAFE ETF	12,160	$819,827
iShares MSCI South Korea ETF	41,230	2,429,684
TOTAL EXCHANGE TRADED FUNDS (Cost $3,207,219)		3,249,511

SHORT-TERM INVESTMENTS — 0.4%

Money Market Deposit Accounts — 0.4%
U.S. Bank Money Market Deposit Account, 1.72% (c)	381,846	381,846
TOTAL SHORT-TERM INVESTMENTS (Cost $381,846)		381,846

Total Investments (Cost $94,236,523) — 100.0%		98,092,198
Other Assets in Excess of Liabilities — 0.0%		34,537
TOTAL NET ASSETS — 100.0%		$98,126,735

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $352,275 or 0.4% of net assets.

(c)	The rate shown is as of October 31, 2019.

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 86.3%

Brazil — 7.4%
Ambev SA - ADR	16,128	$69,512
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	3,622	49,042
Hypera SA	1,302	11,174
Petrobras Distribuidora SA	4,653	32,950
TIM Participacoes SA - ADR	1,587	22,456
Transmissora Alianca de Energia Eletrica SA	1,417	10,144
Vale SA - ADR (a)	5,782	67,881
YDUQS Part	1,245	12,147
		275,306
Colombia — 2.0%
Ecopetrol SA - ADR	4,145	75,646

Greece — 0.3%
OPAP SA	1,096	11,918

Hong Kong — 23.9%
Angang Steel Co. Ltd. - Class H	113,125	37,969
Anhui Conch Cement Co. Ltd. - Class H	12,708	76,142
BAIC Motor Corp Ltd. - Class H (b)	118,374	73,720
BYD Electronic International Co. Ltd.	10,710	18,479
China Communications Services Corp Ltd. - Class H	26,934	16,671
China Medical System Holdings Ltd.	12,492	16,994
China Mobile Ltd. - ADR	1,621	65,456
China Resources Cement Holdings Ltd.	63,583	69,783
China Shenhua Energy Co Ltd. - Class H	34,704	70,595
China Unicom Hong Kong Ltd.	66,498	65,938
CNOOC Ltd. - ADR	473	70,259
Great Wall Motor Co. Ltd. - Class H	94,011	76,543
Jiangxi Copper Co. Ltd. - Class H	28,813	33,792
Kingboard Laminates Holdings Ltd.	16,861	15,492
Maanshan Iron & Steel Co. Ltd. - Class H	112,881	42,784
Sinotruk Hong Kong Ltd.	9,112	13,815
Weichai Power Co. Ltd. - Class H	47,319	74,759
Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class H	68,938	50,763
		889,954
Hungary — 0.8%
MOL Hungarian Oil & Gas PLC	3,096	30,602

India — 1.8%
Infosys Ltd. - ADR	6,927	66,430

	Shares	Value
Indonesia — 0.7%
United Tractors Tbk PT	16,111	$24,877

Kuwait — 0.9%
Mobile Telecommunications Co KSC	18,450	34,358

Malaysia — 0.3%
Malaysia Airports Holdings Bhd	6,078	11,520

Mexico — 0.6%
Grupo Aeroportuario del Centro Norte SAB de CV	963	6,683
Grupo Aeroportuario del Sureste SAB de CV - ADR	88	14,410
		21,093
Qatar — 0.4%
Qatar Fuel QSC	2,700	16,388

Russian Federation — 13.4%
Alrosa PJSC	34,647	40,260
Inter RAO UES PJSC	955,354	64,363
MMC Norilsk Nickel PJSC - ADR	3,360	93,072
Novolipetsk Steel PJSC	26,154	51,001
Severstal PJSC	4,297	59,118
Surgutneftegas PJSC	179,049	120,069
Tatneft PJSC - ADR	1,018	71,260
		499,143
Singapore — 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	10,000	7,020

South Africa — 5.4%
African Rainbow Minerals Ltd.	1,146	11,467
Aspen Pharmacare Holdings Ltd. (a)	2,518	17,580
AVI Ltd.	823	4,718
Mr Price Group Ltd.	721	7,625
MultiChoice Group (a)	1,569	13,086
Pick n Pay Stores Ltd.	970	4,243
Remgro Ltd.	1,734	19,884
Sibanye Gold Ltd. - ADR (a)	4,365	33,392
The SPAR Group Ltd.	885	11,891
Tiger Brands Ltd.	397	5,638
Truworths International Ltd.	2,650	9,395
Vodacom Group Ltd.	5,839	50,950
Woolworths Holdings Ltd.	2,751	10,467
		200,336
Taiwan — 13.1%
Catcher Technology Co. Ltd.	2,700	22,884
Far EasTone Telecommunications Co. Ltd.	10,048	24,096
Formosa Chemicals & Fibre Corp.	19,192	55,860

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 86.3% (Continued)

Taiwan — 13.1% (Continued)
Foxconn Technology Co. Ltd.	4,660	$9,981
Globalwafers Co. Ltd.	3,841	46,056
Lite-On Technology Corp.	10,029	16,539
MediaTek, Inc.	2,875	38,534
Nanya Technology Corp.	19,170	44,083
Novatek Microelectronics Corp.	1,405	9,047
President Chain Store Corp.	2,628	26,245
Realtek Semiconductor Corp.	1,491	11,094
Uni-President Enterprises Corp.	18,460	45,603
United Microelectronics Corp.	70,284	32,325
Vanguard International Semiconductor Corp.	3,691	7,906
Walsin Technology Corp.	5,020	30,261
Yageo Corp.	6,610	68,184
		488,698
Thailand — 7.4%
Advanced Info Service PCL	10,944	83,000
Electricity Generating PCL	1,491	17,135
Intouch Holdings PCL	7,656	16,734
PTT Exploration & Production PCL	17,473	69,730
PTT PCL	46,473	69,644
Ratch Group PCL	4,369	10,635
Thai Union Group PCL	15,760	7,620
		274,498
Turkey — 5.4%
Eregli Demir ve Celik Fabrikalari TAS	27,205	31,120
KOC Holding AS	14,418	47,234
Tupras Turkiye Petrol Rafinerileri AS	1,674	36,453
Turk Hava Yollari AO (a)	11,599	23,615
Turk Telekomunikasyon AS (a)	41,797	42,475
Turkcell Iletisim Hizmetleri AS	8,142	17,901
		198,798
United Kingdom — 2.3%
LUKOIL PJSC - ADR	909	83,592
TOTAL COMMON STOCKS (Cost $3,174,231)		3,210,177

PREFERRED STOCKS — 4.3%

Brazil — 4.3%
Braskem SA - Class A	6,550	45,175
Cia de Transmissao de Energia Eletrica Paulista	2,521	14,803
Cia Energetica de Minas Gerais - ADR	6,395	21,487
Petroleo Brasileiro SA - ADR	5,278	79,645
TOTAL PREFERRED STOCKS (Cost $172,971)		161,110

	Shares	Value
EXCHANGE TRADED FUNDS — 7.2%
iShares MSCI China A ETF	1,417	$40,399
iShares MSCI Emerging Markets ETF	1,020	43,432
iShares MSCI India ETF	1,834	63,548
iShares MSCI Saudi Arabia ETF	3,516	101,331
iShares MSCI Singapore ETF	720	17,503
TOTAL EXCHANGE TRADED FUNDS (Cost $277,658)		266,213

REAL ESTATE INVESTMENT TRUSTS — 1.6%

Mexico — 0.7%
Fibra Uno Administracion SA de CV	16,906	25,698

South Africa — 0.9%
Growthpoint Properties Ltd.	14,538	21,272
Redefine Properties Ltd.	23,146	11,550
		32,822
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $61,889)		58,520

SHORT-TERM INVESTMENTS — 0.3%

Money Market Deposit Accounts — 0.3%
U.S. Bank Money Market Deposit Account, 1.72% (c)	10,779	10,779
TOTAL SHORT-TERM INVESTMENTS (Cost $10,779)		10,779

Total Investments (Cost $3,697,528) — 99.7%		3,706,799
Other Assets in Excess of Liabilities — 0.3%		10,069
TOTAL NET ASSETS — 100.0%		$3,716,868

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)

Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $73,720 or 2.0% of net assets.

(c)	The rate shown is as of October 31, 2019.

The accompanying notes are an integral part of the financial statements.

Pacer Cash Cows Fund of Funds ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Pacer Developed Markets International Cash Cows 100 ETF (a)	19,136	$497,628
Pacer Global Cash Cows Dividend ETF (a)	16,271	493,500
Pacer US Cash Cows 100 ETF (a)	16,740	493,160
Pacer US Cash Cows Growth ETF (a)	19,727	484,657
Pacer US Small Cap Cash Cows 100 ETF (a)	19,536	494,382
TOTAL EXCHANGE TRADED FUNDS (Cost $2,528,323)		2,463,327

SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposits Account — 0.1%
U.S. Bank Money Market Deposit Account, 1.72% (b)	2,060	2,060
TOTAL SHORT-TERM INVESTMENTS (Cost $2,060)		2,060

Total Investments (Cost $2,530,383) — 100.0%		2,465,387
Liabilities in Excess of Other Assets — 0.0% (c)		(303)
TOTAL NET ASSETS — 100.0%		$2,465,084

Percentages are stated as a percent of net assets.

(a)	Affiliated Exchange-Traded Fund.
(b)	The rate shown is as of October 31, 2019.
(c)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot Fund of Funds ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Pacer Trendpilot 100 ETF (a)	69,570	$2,608,875
Pacer Trendpilot International ETF (a)(b)	198,325	5,144,550
Pacer Trendpilot US Large Cap ETF (a)	80,630	2,559,196
Pacer Trendpilot US Mid Cap ETF (a)	85,982	2,533,890
TOTAL EXCHANGE TRADED FUNDS (Cost $12,441,910)		12,846,511

SHORT-TERM INVESTMENTS — 0.1%

MONEY MARKET FUNDS — 0.1%
U.S. Bank Money Market Deposit Account, 1.72% (c)	10,872	10,872
TOTAL SHORT-TERM INVESTMENTS (Cost $10,872)		10,872

Total Investments (Cost $12,452,782) — 100.0%		12,857,383
Liabilities in Excess of Other Assets — 0.0% (d)		(1,425)
TOTAL NET ASSETS — 100.0%		$12,855,958

Percentages are stated as a percent of net assets.

(a)	Affiliated Exchange-Traded Fund.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2019
(d)	Less than 0.05%

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited)

	Par Value	Value
CORPORATE BONDS — 98.0%

Advertising — 1.8%
Lamar Media Corp.
5.750%, 02/01/2026	$300,000	$319,500

Aerospace/Defense — 2.1%
Kratos Defense & Security Solutions, Inc.
6.500%, 11/30/2025 (a)	300,000	318,750
TransDigm, Inc.
6.250%, 03/15/2026 (a)	50,000	53,688
		372,438
Apparel — 0.3%
The William Carter Co.
5.625%, 03/15/2027 (a)	50,000	53,688

Auto Manufacturers — 1.8%
Navistar International Corp.
6.625%, 11/01/2025 (a)	300,000	307,500

Auto Parts & Equipment — 0.2%
Delphi Technologies PLC
5.000%, 10/01/2025 (a)	50,000	43,500

Banks — 1.9%
Barclays PLC
5.200%, 05/12/2026	300,000	325,979

Building Materials — 5.6%
Builders FirstSource, Inc.
6.750%, 06/01/2027 (a)	300,000	327,000
Masonite International Corp.
5.750%, 09/15/2026 (a)	300,000	319,500
PGT Escrow Issuer, Inc.
6.750%, 08/01/2026 (a)	300,000	324,000
		970,500
Chemicals — 2.8%
Ashland LLC
6.875%, 05/15/2043	300,000	340,500
CF Industries, Inc.
5.150%, 03/15/2034	50,000	53,250
The Chemours Co.
5.375%, 05/15/2027	50,000	44,680
Element Solutions, Inc.
5.875%, 12/01/2025 (a)	50,000	52,445
		490,875
Coal — 1.8%
Peabody Energy Corp.
6.000%, 03/31/2022 (a)	300,000	279,000

	Par Value	Value
Coal — 1.8% (Continued)
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.500%, 06/15/2025 (a)	$50,000	$42,750
		321,750
Computers — 1.8%
NCR Corp.
6.125%, 09/01/2029 (a)	300,000	315,375

Distribution/Wholesale — 0.6%
HD Supply, Inc.
5.375%, 10/15/2026 (a)	50,000	53,125
IAA, Inc.
5.500%, 06/15/2027 (a)	50,000	53,695
		106,820
Diversified Financial Services — 3.4%
Enova International, Inc.
8.500%, 09/15/2025 (a)	300,000	277,950
Navient Corp.
6.750%, 06/15/2026	300,000	314,250
		592,200
Electric — 5.6%
AES Corp
5.125%, 09/01/2027	50,000	53,874
NRG Energy, Inc.
6.625%, 01/15/2027	540,000	587,250
Talen Energy Supply LLC
6.625%, 01/15/2028 (a)	300,000	291,000
TransAlta Corp.
6.500%, 03/15/2040	50,000	50,594
		982,718
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
6.375%, 07/15/2026 (a)	50,000	53,440

Electronics — 1.8%
Sensata Technologies BV
4.875%, 10/15/2023 (a)	300,000	318,006

Engineering & Construction — 1.9%
frontdoor, Inc.
6.750%, 08/15/2026 (a)	300,000	327,375

Entertainment — 4.5%
Caesars Resort Collection LLC / CRC Finco, Inc.
5.250%, 10/15/2025 (a)	300,000	307,875
Cedar Fair LP / Canada’s Wonderland Co.
5.375%, 04/15/2027	50,000	53,500
Eldorado Resorts, Inc.
6.000%, 09/15/2026	100,000	110,125

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Par Value	Value
CORPORATE BONDS — 98.0% (Continued)

Entertainment — 4.5% (Continued)
International Game Technology PLC
6.250%, 02/15/2022 (a)	$300,000	$317,250
		788,750
Food — 0.6%
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (a)	50,000	52,812
Pilgrim’s Pride Corp.
5.875%, 09/30/2027 (a)	50,000	53,764
		106,576
Hand/Machine Tools — 0.3%
Colfax Corp.
6.000%, 02/15/2024 (a)	50,000	53,188

Healthcare-Products — 0.3%
Teleflex, Inc.
4.875%, 06/01/2026	50,000	52,672

Healthcare-Services — 2.1%
Charles River Laboratories International, Inc.
5.500%, 04/01/2026 (a)	50,000	53,375
Tenet Healthcare Corp.
4.625%, 09/01/2024 (a)	300,000	308,055
		361,430
Home Builders — 4.3%
Forestar Group, Inc.
8.000%, 04/15/2024 (a)	300,000	324,000
LGI Homes, Inc.
6.875%, 07/15/2026 (a)	300,000	312,000
MDC Holdings, Inc.
6.000%, 01/15/2043	50,000	52,313
PulteGroup, Inc.
6.375%, 05/15/2033	50,000	57,125
		745,438
Insurance — 0.3%
Genworth Holdings, Inc.
6.500%, 06/15/2034	50,000	46,360

Investment Companies — 2.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 05/15/2026 (a)	420,000	446,250

Iron/Steel — 2.4%
AK Steel Corp.
7.500%, 07/15/2023	50,000	50,375
Mineral Resources Ltd.
8.125%, 05/01/2027 (a)	300,000	316,500

	Par Value	Value
Iron/Steel — 2.4% (Continued)
United States Steel Corp.
6.875%, 08/15/2025	$50,000	$45,345
		412,220
Lodging — 1.8%
Boyd Gaming Corp.
6.000%, 08/15/2026	300,000	318,375
Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.
5.375%, 07/15/2026 (a)	50,000	53,202

Machinery-Diversified — 0.3%
The Manitowoc Co., Inc.
9.000%, 04/01/2026 (a)	50,000	48,230

Media — 0.6%
Gray Television, Inc.
5.875%, 07/15/2026 (a)	50,000	52,688
Sinclair Television Group, Inc.
5.875%, 03/15/2026 (a)	50,000	52,438
		105,126
Metal Fabricate/Hardware — 0.3%
Park-Ohio Industries, Inc.
6.625%, 04/15/2027	50,000	48,250

Mining — 4.1%
Freeport-McMoRan, Inc.
5.400%, 11/14/2034	300,000	294,375
Hudbay Minerals, Inc.
7.250%, 01/15/2023 (a)	50,000	51,870
IAMGOLD Corp.
7.000%, 04/15/2025 (a)	50,000	51,875
Novelis Corp.
5.875%, 09/30/2026 (a)	300,000	315,780
		713,900
Oil&Gas — 7.9%
Canacol Energy Ltd.
7.250%, 05/03/2025 (a)	300,000	315,378
Denbury Resources, Inc.
9.000%, 05/15/2021 (a)	50,000	44,000
Gran Tierra Energy, Inc.
7.750%, 05/23/2027 (a)	50,000	48,000
Hilcorp Energy I LP / Hilcorp Finance Co.
5.000%, 12/01/2024 (a)	300,000	267,840
PBF Holding Co LLC / PBF Finance Corp.
7.000%, 11/15/2023	300,000	310,500
Southwestern Energy Co.
7.500%, 04/01/2026	50,000	44,129

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2019 (Unaudited) (Continued)

	Par Value	Value
CORPORATE BONDS — 98.0% (Continued)

Oil&Gas — 7.9% (Continued)
Tullow Oil PLC
7.000%, 03/01/2025 (a)	$300,000	$310,875
W&T Offshore, Inc.
9.750%, 11/01/2023 (a)	50,000	47,125
		1,387,847
Packaging & Containers — 3.7%
Greif, Inc.
6.500%, 03/01/2027 (a)	50,000	53,875
Matthews International Corp.
5.250%, 12/01/2025 (a)	300,000	281,250
Owens-Brockway Glass Container, Inc.
5.375%, 01/15/2025 (a)	300,000	303,750
		638,875
Pharmaceuticals — 2.3%
Bausch Health Americas, Inc.
9.250%, 04/01/2026 (a)	300,000	340,131
Bausch Health Cos, Inc.
5.750%, 08/15/2027 (a)	50,000	54,422
		394,553
Pipelines — 5.0%
Cheniere Energy Partners LP
5.625%, 10/01/2026	50,000	53,062
CNX Midstream Partners LP / CNX Midstream Finance Corp.
6.500%, 03/15/2026 (a)	300,000	281,250
EnLink Midstream LLC
5.375%, 06/01/2029	300,000	267,000
Genesis Energy LP / Genesis Energy Finance Corp.
6.250%, 05/15/2026	295,000	274,350
		875,662
Real Estate — 1.8%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.250%, 12/01/2021 (a)	50,000	50,250
The GEO Group Inc.
5.125%, 04/01/2023	300,000	265,500
		315,750
Retail — 5.3%
eG Global Finance PLC
6.750%, 02/07/2025 (a)	300,000	301,125
KFC Holding Co./Pizza Hut Holdings LLC
5.250%, 06/01/2026 (a)	300,000	318,000
Penske Automotive Group, Inc.
5.500%, 05/15/2026	300,000	314,625
		933,750

	Par Value	Value
Software — 4.6%
CDK Global, Inc.
5.875%, 06/15/2026	$300,000	$322,125
The Dun & Bradstreet Corp.
6.875%, 08/15/2026 (a)	100,000	109,530
IQVIA, Inc.
5.000%, 10/15/2026 (a)	50,000	52,937
Nuance Communications, Inc.
5.625%, 12/15/2026	300,000	319,140
		803,732
Telecommunications — 5.0%
Cincinnati Bell, Inc.
8.000%, 10/15/2025 (a)	50,000	44,875
Embarq Corp.
7.995%, 06/01/2036	360,000	358,200
Plantronics, Inc.
5.500%, 05/31/2023 (a)	50,000	50,938
Sprint Capital Corp.
6.875%, 11/15/2028	330,000	360,419
United States Cellular Corp.
6.700%, 12/15/2033	50,000	54,515
		868,947
Transportation — 3.9%
Global Ship Lease, Inc.
9.875%, 11/15/2022 (a)	570,000	592,800
XPO Logistics, Inc.
6.750%, 08/15/2024 (a)	90,000	97,650
		690,450
TOTAL CORPORATE BONDS (Cost $17,155,983)		17,111,197

Total Investments (Cost $17,155,983) — 98.0%		17,111,197
Other Assets in Excess of Liabilities — 2.0%		348,043
TOTAL NET ASSETS — 100.0%		$17,459,240

Percentages are stated as a percent of net assets.

(a)

Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $10,948,939 or 62.7% of net assets.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2019 (Unaudited)

	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Global Cash Cows Dividend ETF
ASSETS
Investments in Securities, at Value*^	$3,047,538,111	$793,489,466	$657,780,449	$136,984,391	$242,548,814
Foreign Currency at Value*	—	—	—	3,939	633
Interest and Dividends Receivable	2,468,253	375,812	110,217	586,490	953,432
Receivable for Investment Securities Sold	—	5,849,859	—	—	—
Securities Lending Income Receivable	36,974	28,209	6,129	9,165	5,193
Total Assets	3,050,043,338	799,743,346	657,896,795	137,583,985	243,508,072

LIABILITIES
Management Fees Payable	1,359,505	316,595	321,201	67,600	106,341
Payable for Fund Shares Redeemed	—	5,908,815	—	—	—
Collateral Received for Securities Loaned (See Note 5)	286,567,540	171,667,967	48,405,439	13,356,594	35,369,090
Total Liabilities	287,927,045	177,893,377	48,726,640	13,424,194	35,475,431
NET ASSETS	$2,762,116,293	$621,849,969	$609,170,155	$124,159,791	$208,032,641

NET ASSETS CONSIST OF:
Paid-in Capital	$2,576,801,761	$702,675,712	$561,648,449	$147,629,583	$219,300,111
Total Distributable Earnings (Accumulated Deficit)	185,314,532	(80,825,743)	47,521,706	(23,469,792)	(11,267,470)
Net Assets	$2,762,116,293	$621,849,969	$609,170,155	$124,159,791	$208,032,641
* Identified Cost:
Investments in Securities	$2,848,364,849	$777,718,475	$592,285,282	$130,739,188	$245,790,315
Foreign Currencies	—	—	—	3,923	625
^ Includes Loaned securities with a value of	278,595,457	$166,497,202	$47,232,374	12,973,716	34,197,626

Net Asset Value (unlimited shares authorized):
Net Assets	$2,762,116,293	$621,849,969	$609,170,155	$124,159,791	$208,032,641
Shares Outstanding (No Par Value)	87,050,000	21,100,000	16,250,000	4,550,000	6,850,000
Net Asset Value, Offering and Redemption Price per Share	$31.73	$29.47	$37.49	$27.29	$30.37

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2019 (Unaudited)

	Pacer US Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 ETF	Pacer WealthShield ETF	Pacer Military Times Best Employers ETF
ASSETS
Investments in Securities, at Value*^	$283,400,592	$56,208,648	$37,704,220	$81,297,616	$3,021,322
Foreign Currency at Value*	—	—	120	—	—
Interest and Dividends Receivable	202,430	48,715	199,481	47,374	3,349
Receivable for Investment Securities Sold	2,936,093	—	—	1,137,660	—
Securities Lending Income Receivable	18,909	2,180	758	1,192	—
Total Assets	286,558,024	56,259,543	37,904,579	82,483,842	3,024,671

LIABILITIES
Management Fees Payable	97,263	20,959	18,123	39,089	1,499
Payable for Fund Shares Redeemed	2,964,015	—	—	1,158,195	—
Collateral Received for Securities Loaned (See Note 5)	48,704,018	13,143,437	5,205,741	11,794,714	—
Total Liabilities	51,765,296	13,164,396	5,223,864	12,991,998	1,499
NET ASSETS	$234,792,728	$43,095,147	$32,680,715	$69,491,844	$3,023,172

NET ASSETS CONSIST OF:
Paid-in Capital	$245,573,288	$47,238,197	$36,456,839	$87,718,063	$2,588,987
Total Distributable Earnings (Accumulated Deficit)	(10,780,560)	(4,143,050)	(3,776,124)	(18,226,219)	434,185
Net Assets	$234,792,728	$43,095,147	$32,680,715	$69,491,844	$3,023,172
* Identified Cost:
Investments in Securities	$281,767,938	$54,484,609	$37,896,845	$80,644,558	$2,841,574
Foreign Currencies	—	—	118	—	—
^ Includes loaned securities with a value of	47,275,029	12,521,132	5,052,238	11,577,640	—

Net Asset Value (unlimited shares authorized):
Net Assets	$234,792,728	$43,095,147	$32,680,715	$69,491,844	$3,023,172
Shares Outstanding (No Par Value)	7,950,000	1,700,000	1,250,000	3,000,000	100,000
Net Asset Value, Offering and Redemption Price per Share	$29.53	$25.35	$26.14	$23.16	$30.23

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2019 (Unaudited)

	Pacer Benchmark Retail Real EstateSM ETF	Pacer Benchmark Industrial Real EstateSM ETF	Pacer Benchmark Data & Infrastructure Real EstateSM ETF	Pacer US Export Leaders ETF	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
ASSETS
Investments in Securities, at Value*^	$1,578,896	$33,699,391	$201,813,761	$1,325,605	$39,582,811
Cash	—	—	—	—	1,174
Interest and Dividends Receivable	2,115	23,867	383	1,030	41,813
Receivable for Investment Securities Sold	—	—	—	—	52,768,796
Receivable for Fund Shares Sold	—	1,695,610	6,330,500	—	13,239,585
Securities Lending Income Receivable	30	2,830	5,447	—	—
Total Assets	1,581,041	35,421,698	208,150,091	1,326,635	105,634,179

LIABILITIES
Management Fees Payable	906	13,255	70,417	656	19,556
Payable for Investment Securities Purchased	—	1,692,880	6,320,718	—	52,735,516
Payable for Fund Shares Redeemed	—	—	—	—	13,226,310
Collateral Received for Securities Loaned (See Note 5)	126,662	3,194,383	37,165,640	—	—
Total Liabilities	127,568	4,900,518	43,556,775	656	65,981,382
NET ASSETS	$1,453,473	$30,521,180	$164,593,316	$1,325,979	$39,652,797

NET ASSETS CONSIST OF:
Paid-in Capital	$1,321,333	$27,780,150	$159,724,036	$1,341,327	$38,573,221
Total Distributable Earnings (Accumulated Deficit)	132,140	2,741,030	4,869,280	(15,348)	1,079,576
Net Assets	$1,453,473	$30,521,180	$164,593,316	$1,325,979	$39,652,797
* Identified Cost:
Investments in Securities	$1,568,326	$31,309,317	$197,675,696	$1,316,292	$39,596,156
^ Includes loaned securities with a value of	121,170	3,158,374	35,675,061	—	—

Net Asset Value (unlimited shares authorized):
Net Assets	$1,453,473	$30,521,180	$164,593,316	$1,325,979	$39,652,797
Shares Outstanding (No Par Value)	50,000	900,000	5,200,000	50,000	1,350,000
Net Asset Value, Offering and Redemption Price per Share	$29.07	$33.91	$31.65	$26.52	$29.37

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2019 (Unaudited)

	Pacer US Cash Cows Growth ETF	Pacer Trendpilot International ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Cash Cows Fund of Funds ETF	Pacer Trendpilot Fund of Funds ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$2,458,045	$98,092,198	$3,706,799	$2,060	$10,872
Investments in Affiliated Securities, at Value*				2,463,327	12,846,511
Foreign Currency at Value*	—	6,333	1,763	—	—
Interest and Dividends Receivable	2,670	208,548	10,454	3	15
Return of Capital Receivable	—	743	—	—	—
Total Assets	2,460,715	98,307,822	3,719,016	2,465,390	12,857,398

LIABILITIES
Management Fees Payable	1,231	44,284	2,148	306	1,440
Payable for Investment Securities Purchased	—	136,803	—	—	—
Total Liabilities	1,231	181,087	2,148	306	1,440
NET ASSETS	$2,459,484	$98,126,735	$3,716,868	$2,465,084	$12,855,958

NET ASSETS CONSIST OF:
Paid-in Capital	$2,494,050	$93,989,673	$3,718,765	$2,531,000	$12,458,105
Total Distributable Earnings (Accumulated Deficit)	(34,566)	4,137,062	(1,897)	(65,916)	397,853
Net Assets	$2,459,484	$98,126,735	$3,716,868	$2,465,084	$12,855,958
* Identified Cost:
Investments in Unaffiliated Securities	$2,497,315	$94,236,523	$3,697,528	$2,060	$10,872
Investments in Affiliated Securities	—	—	—	2,528,323	12,441,910
Foreign Currencies	—	6,270	1,775	—	—

Net Asset Value (unlimited shares authorized):
Net Assets	$2,459,484	$98,126,735	$3,716,868	$2,465,084	$12,855,958
Shares Outstanding (No Par Value)	100,000	3,800,000	150,000	100,000	500,000
Net Asset Value, Offering and Redemption Price per Share	$24.59	$25.82	$24.78	$24.65	$25.71

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2019 (Unaudited)

Pacer Trendpilot US Bond ETF
ASSETS
Investments in Securities, at Value*	$17,111,197
Cash	4,941,275
Interest and Dividends Receivable	334,135
Receivable for Investment Securities Sold	76,131
Total Assets	22,462,738

LIABILITIES
Management Fees Payable	1,598
Payable for Fund Shares Redeemed	5,001,900
Total Liabilities	5,003,498
NET ASSETS	$17,459,240

NET ASSETS CONSIST OF:
Paid-in Capital	$17,521,014
Total Distributable Earnings (Accumulated Deficit)	(61,774)
Net Assets	$17,459,240
* Identified Cost:
Investments in Securities	$17,155,983

Net Asset Value (unlimited shares authorized):
Net Assets	$17,459,240
Shares Outstanding (No Par Value)	700,000
Net Asset Value, Offering and Redemption Price per Share	$24.94

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2019 (Unaudited)

	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Global Cash Cows Dividend ETF
INVESTMENT INCOME
Income:
Dividends (net of fees and foreign withholding tax of $0, $2,866, $1,978, $442,633, and $297,768 respectively)	$22,335,389	$5,593,183	$1,628,811	$2,815,205	$5,565,557
Interest	42,340	456,803	7,952	3,649	4,627
Securities Lending Income	170,599	122,120	32,455	43,439	41,804
Total Investment Income	22,548,328	6,172,106	1,669,218	2,862,293	5,611,988

Expenses:
Management Fees	7,346,190	2,020,201	1,774,221	440,591	630,641
Total Expenses	7,346,190	2,020,201	1,774,221	440,591	630,641
Net Investment Income	15,202,138	4,151,905	(105,003)	2,421,702	4,981,347

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	23,016	(45,979,811)	631,519	(249,626)	(3,585,951)
In-Kind Redemptions	2,556,130	833,056	985,304	1,864,603	5,600,737
Foreign Currencies	—	—	—	(7,064)	40,568
Total	2,579,146	(45,146,755)	1,616,823	1,607,913	2,055,354
Net Change in Unrealized Appreciation (Depreciation) of:
Investments Securities	86,326,039	2,140,555	23,310,933	(3,535,138)	(7,769,132)
Foreign Currencies	—	—	—	(2,860)	2,601
Total	86,326,039	2,140,555	23,310,933	(3,537,998)	(7,766,531)
Net Realized and Unrealized Gain (Loss) on Investments	88,905,185	(43,006,200)	24,927,756	(1,930,085)	(5,711,177)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,107,323	$(38,854,295)	$24,822,753	$491,617	$(729,830)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2019 (Unaudited)

	Pacer US Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 ETF	Pacer WealthShield ETF	Pacer Military Times Best Employers ETF
INVESTMENT INCOME
Income:
Dividends (net of fees and foreign withholding tax of $4,889, $0, $58,686, $0, and $0 respectively)	$3,275,488	$353,311	$701,215	$571,865	$35,998
Interest	4,129	897	712	414,048	115
Securities Lending Income	45,583	12,326	4,131	10,987	—
Total Investment Income	3,325,200	366,534	706,058	996,900	36,113

Expenses:
Management Fees	610,713	127,203	109,050	311,370	8,794
Total Expenses	610,713	127,203	109,050	311,370	8,794
Net Investment Income	2,714,487	239,331	597,008	685,530	27,319

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(7,045,382)	(5,816,711)	(1,924,747)	(5,877,648)	(57,957)
In-Kind Redemptions	11,904,583	4,448,071	644,945	1,627,778	327,764
Foreign Currencies	—	—	(28,178)	—	—
Total	4,859,201	(1,368,640)	(1,307,980)	(4,249,870)	269,807
Net Change in Unrealized Appreciation (Depreciation) of:
Investments Securities	(7,596,206)	(258,439)	187,047	(4,588,289)	(134,329)
Foreign Currencies	—	—	2,147	—	—
Total	(7,596,206)	(258,439)	189,194	(4,588,289)	(134,329)
Net Realized and Unrealized Gain (Loss) on Investments	(2,737,005)	(1,627,079)	(1,118,786)	(8,838,159)	135,478
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,518)	$(1,387,748)	$(521,778)	$(8,152,629)	$162,797

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2019 (Unaudited)

	Pacer Benchmark Retail Real EstateSM ETF	Pacer Benchmark Industrial Real EstateSM ETF	Pacer Benchmark Data & Infrastructure Real EstateSM ETF	Pacer US Export Leaders ETF	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
INVESTMENT INCOME
Income:
Dividends	$52,771	$273,960	$877,338	$8,025	$262,300
Interest	60	332	1,265	20	456
Securities Lending Income	125	15,764	14,161	—	—
Total Investment Income	52,956	290,056	892,764	8,045	262,756

Expenses:
Management Fees	6,245	49,686	213,446	3,829	84,426
Total Expenses	6,245	49,686	213,446	3,829	84,426
Net Investment Income	46,711	240,370	679,318	4,216	178,330

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(14,393)	(70,379)	(252,036)	(81,764)	(676,619)
In-Kind Redemptions	173,174	305,099	1,061,170	141,898	1,887,945
Total	158,781	234,720	809,134	60,134	1,211,326
Net Change in Unrealized Appreciation (Depreciation) of:
Investments Securities	(49,811)	2,079,589	2,812,554	(40,607)	(11,362)
Total	(49,811)	2,079,589	2,812,554	(40,607)	(11,362)
Net Realized and Unrealized Gain (Loss) on Investments	108,970	2,314,309	3,621,688	19,527	1,199,964
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$155,681	$2,554,679	$4,301,006	$23,743	$1,378,294

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2019 (Unaudited)

	Pacer US Cash Cows Growth ETF(a)	Pacer Trendpilot International ETF(a)	Pacer Emerging Markets Cash Cows 100 ETF(a)	Pacer Cash Cows Fund of Funds ETF(b)	Pacer Trendpilot Fund of Funds ETF(b)
INVESTMENT INCOME
Income:
Dividends from Unaffiliated Investments (net of fees and foreign withholding tax of $0, $68,536, $15,646, $0 and $0 respectively)	$23,017	$742,112	$98,858	$—	$—
Dividends from Affiliated Investments	—	—	—	31,591	—
Interest	54	1,416	478	26	46
Total Investment Income	23,071	743,528	99,336	31,617	46

Expenses:
Management Fees	7,167	187,932	10,327	1,744	4,845
Total Expenses	7,167	187,932	10,327	1,744	4,845
Net Investment Income	15,904	555,596	89,009	29,873	(4,799)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment in Unaffiliated Securities	(110,646)	(384,814)	(44,478)	(549)	(1,949)
In-Kind Redemptions	112,740	110,101	20,258	—	—
Foreign Currencies	—	279	(1,342)	—	—
Total	2,094	(274,434)	(25,562)	(549)	(1,949)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Unaffiliated Securities	(39,270)	3,855,674	9,271	—	—
Investments in Affiliated Securities	—	—	—	(64,996)	404,601
Foreign Currencies	—	226	62	—	—
Total	(39,270)	3,855,900	9,333	(64,996)	404,601
Net Realized and Unrealized Gain (Loss) on Investments	(37,176)	3,581,466	(16,229)	(65,545)	402,652
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,272)	$4,137,062	$72,780	$(35,672)	$397,853

(a)	Fund commenced operations on May 2, 2019. The information presented is from May 2, 2019 to October 31, 2019.
(b)	Fund commenced operations on May 3, 2019. The information presented is from May 3, 2019 to October 31, 2019.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2019 (Unaudited)

Pacer Trendpilot US Bond ETF(a)
INVESTMENT INCOME
Income:
Interest	$14,603
Total Investment Income	14,603

Expenses:
Management Fees	1,598
Total Expenses	1,598
Net Investment Income	13,005

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(15)
In-Kind Redemptions	(29,977)
Total	(29,992)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments Securities	(44,787)
Total	(44,787)
Net Realized and Unrealized Gain (Loss) on Investments	(74,779)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(61,774)

(a)	Fund commenced operations on October 22, 2019. The information presented is from October 22, 2019 to October 31, 2019.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® US Large Cap ETF		Pacer Trendpilot® US Mid Cap ETF
	For the Period Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019	For the Period Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019
OPERATIONS
Net Investment Income	$15,202,138	$20,310,926	$4,151,905	$8,303,392
Net Realized Gain (Loss) on Investments	2,579,146	101,668,613	(45,146,755)	6,792,457
Change in Unrealized Appreciation (Depreciation) of Investments	86,326,039	11,669,402	2,140,555	(12,346,289)
Net Increase (Decrease) in Net Assets Resulting from Operations	104,107,323	133,668,941	(38,854,295)	2,749,560

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(14,704,858)	—	(5,930,872)
Total Distributions to Shareholders	—	(14,704,858)	—	(5,930,872)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	521,042,575	1,416,889,645	8,862,800	524,354,675
Payments for Shares Redeemed	(27,023,225)	(293,839,015)	(109,463,970)	(257,458,190)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	494,019,350	1,123,050,630	(100,601,170)	266,896,485
Net Increase(Decrease) in Net Assets	$598,126,673	$1,242,014,713	$(139,455,465)	$263,715,173

NET ASSETS
Beginning of Period	$2,163,989,620	$921,974,907	$761,305,434	$497,590,261
End of Period	$2,762,116,293	$2,163,989,620	$621,849,969)	$761,305,434

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	17,150,000	48,500,000	300,000	16,600,000
Redemptions	(900,000)	(10,150,000)	(3,800,000)	(8,200,000)
Net Increase (Decrease)	16,250,000	38,350,000	(3,500,000)	8,400,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® 100 ETF		Pacer Trendpilot® European Index ETF
	For the Period Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019	For the Period Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019
OPERATIONS
Net Investment Income (Loss)	$(105,003)	$2,561,059	$2,421,702	$4,666,930
Net Realized Gain (Loss) on Investments	1,616,823	35,916,395	1,607,913	(31,506,593)
Change in Unrealized Appreciation (Depreciation) of Investments	23,310,933	11,973,440	(3,537,998)	12,234,413
Net Increase (Decrease) in Net Assets Resulting from Operations	24,822,753	50,450,894	491,617	(14,605,250)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(1,575,175)	—	(2,870,463)
Total Distributions to Shareholders	—	(1,575,175)	—	(2,870,463)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	89,377,555	384,518,860	2,663,280	62,381,365
Payments for Shares Redeemed	(7,203,290)	(143,127,810)	(62,374,465)	(20,229,155)
Transaction Fees (See Note 1)	—	—	—	67
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	82,174,265	241,391,050	(59,711,185)	42,152,277
Net Increase (Decrease) in Net Assets	$106,997,018	$290,266,769	$(59,219,568)	$24,676,564

NET ASSETS
Beginning of Period	$502,173,137	$211,906,368	$183,379,359	$158,702,795
End of Period	$609,170,155	$502,173,137	$124,159,791	$183,379,359

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	2,500,000	11,500,000	100,000	2,300,000
Redemptions	(200,000)	(4,350,000)	(2,400,000)	(800,000)
Net Increase (Decrease)	2,300,000	7,150,000	(2,300,000)	1,500,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Global Cash Cows Dividend ETF		Pacer US Cash Cows 100 ETF
	For the Period Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019	For the Period Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019
OPERATIONS
Net Investment Income	$4,981,347	$7,722,639	$2,714,487	$2,694,079
Net Realized Gain (Loss) on Investments	2,055,354	(1,112,320)	4,859,201	(9,497,993)
Change in Unrealized Appreciation (Depreciation) of Investments	(7,766,531)	3,751,284	(7,596,206)	8,755,096
Net Increase (Decrease) in Net Assets Resulting from Operations	(729,830)	10,361,603	(22,518)	1,951,182

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(5,011,247)	(7,760,389)	(2,483,646)	(2,630,630)
Total Distributions to Shareholders	(5,011,247)	(7,760,389)	(2,483,646)	(2,630,630)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	44,394,550	86,580,140	52,139,305	297,399,660
Payments for Shares Redeemed	(41,125,925)	(52,389,240)	(80,858,530)	(59,683,405)
Transaction Fees (Note 1)	232	2,621	—	26
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	3,268,857	34,193,521	(28,719,225)	237,716,281
Net Increase (Decrease) in Net Assets	$(2,472,220)	$36,794,735	$(31,225,389)	$237,036,833

NET ASSETS
Beginning of Period	$210,504,861	$173,710,126	$266,018,117	$28,981,284
End of Period	$208,032,641	$210,504,861	$234,792,728	$266,018,117

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	1,450,000	2,850,000	1,800,000	10,050,000
Redemptions	(1,350,000)	(1,750,000)	(2,800,000)	(2,100,000)
Net Increase (Decrease)	100,000	1,100,000	(1,000,000)	7,950,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer US Small Cap Cash Cows 100 ETF		Pacer Developed Markets International Cash Cows 100 ETF
	For the Period Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019	For the Period Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019
OPERATIONS
Net Investment Income	$239,331	$335,862	$597,008	$905,517
Net Realized Loss on Investments	(1,368,640)	(2,404,883)	(1,307,980)	(1,658,309)
Change in Unrealized Appreciation (Depreciation) of Investments	(258,439)	1,900,238	189,194	(742,141)
Net Decrease in Net Assets Resulting from Operations	(1,387,748)	(168,783)	(521,778)	(1,494,933)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(242,647)	(329,410)	(703,232)	(731,370)
Total Distributions to Shareholders	(242,647)	(329,410)	(703,232)	(731,370)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	12,162,000	62,486,265	5,180,785	26,199,335
Payments for Shares Redeemed	(17,910,215)	(16,747,460)	(5,120,335)	(10,378,335)
Transaction Fees (Note 1)	—	—	899	15,033
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(5,748,215)	45,738,805	61,349	15,836,033
Net Increase (Decrease) in Net Assets	$(7,378,610)	$45,240,612	$(1,163,661)	$13,609,730

NET ASSETS
Beginning of Period	$50,473,757	$5,233,145	$33,844,376	$20,234,646
End of Period	$43,095,147	$50,473,757	$32,680,715	$33,844,376

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	500,000	2,400,000	200,000	950,000
Redemptions	(750,000)	(650,000)	(200,000)	(400,000)
Net Increase (Decrease)	(250,000)	1,750,000	—	550,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer WealthShield ETF		Pacer Military Times Best Employers ETF
	For the Period Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019	For the Period Ended October 31, 2019 (Unaudited)	For the Year Ended April 30, 2019
OPERATIONS
Net Investment Income	$685,530	$1,414,287	$27,319	$41,763
Net Realized Gain (Loss) on Investments	(4,249,870)	(6,807,401)	269,807	171,135
Change in Unrealized Appreciation (Depreciation) of Investments	(4,588,289)	5,265,168	(134,329)	269,984
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,152,629)	(127,946)	162,797	482,882

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(687,056)	(1,397,954)	(27,747)	(38,615)
Total Distributions to Shareholders	(687,056)	(1,397,954)	(27,747)	(38,615)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	19,465,570	134,051,800	1,499,390	1,289,730
Payments for Shares Redeemed	(51,212,155)	(84,986,710)	(1,483,825)	(1,394,875)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(31,746,585)	49,065,090	15,565	(105,145)
Net Increase (Decrease) in Net Assets	$(40,586,270)	$47,539,190	$150,615	$339,122

NET ASSETS
Beginning of Period	$110,078,114	$62,538,924	$2,872,557	$2,533,435
End of Period	$69,491,844	$110,078,114	$3,023,172	$2,872,557

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	800,000	5,250,000	50,000	50,000
Redemptions	(2,200,000)	(3,350,000)	(50,000)	(50,000)
Net Increase (Decrease)	(1,400,000)	1,900,000	—	—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Benchmark Retail Real EstateSM ETF		Pacer Benchmark Industrial Real EstateSM ETF
	For the Period Ended October 31, 2019 (Unaudited)	For the Period Ended April 30, 2019(a)	For the Period Ended October 31, 2019 (Unaudited)	For the Period Ended April 30, 2019(b)
OPERATIONS
Net Investment Income	$46,711	$83,796	$240,370	$69,245
Net Realized Gain on Investments	158,781	315,102	234,720	165,946
Change in Unrealized Appreciation (Depreciation) of Investments	(49,811)	60,380	2,079,589	310,485
Net Increase in Net Assets Resulting from Operations	155,681	459,278	2,554,679	545,676

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(35,554)	(83,796)	(128,340)	(67,295)
Long-Term Capital Gain	—	(5,909)	—	—
Return of Capital	—	(20,617)	—	—
Total Distributions to Shareholders	(35,554)	(110,322)	(128,340)	(67,295)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,719,760	5,126,240	22,333,730	13,242,420
Payments for Shares Redeemed	(2,764,975)	(4,096,635)	(1,594,595)	(6,365,095)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	(45,215)	1,029,605	20,739,135	6,877,325
Net Increase in Net Assets	$74,912	$1,378,561	$23,165,474	$7,355,706

NET ASSETS
Beginning of Period	$1,378,561	$—	$7,355,706	$—
End of Period	$1,453,473	$1,378,561	$30,521,180	$7,355,706

(a)	Fund commenced operations on May 15, 2018. The information presented is from May 15, 2018 to April 30, 2019.
(b)	Fund commenced operations on May 14, 2018. The information presented is from May 14, 2018 to April 30, 2019.
(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	100,000	200,000	700,000	500,000
Redemptions	(100,000)	(150,000)	(50,000)	(250,000)
Net Increase	—	50,000	650,000	250,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Benchmark Data & Infrastructure Real EstateSM ETF		Pacer US Export Leaders ETF
	For the Period Ended October 31, 2019 (Unaudited)	For the Period Ended April 30, 2019(a)	For the Period Ended October 31, 2019 (Unaudited)	For the Period Ended April 30, 2019(b)
OPERATIONS
Net Investment Income	$679,318	$89,288	$4,216	$7,415
Net Realized Gain (Loss) on Investments	809,134	(60,129)	60,134	(157,032)
Change in Unrealized Appreciation (Depreciation) of Investments	2,812,554	1,325,510	(40,607)	49,919
Net Increase (Decrease) in Net Assets Resulting from Operations	4,301,006	1,354,669	23,743	(99,698)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(560,467)	(89,513)	(4,119)	(6,972)
Long-Term Capital Gain	—	(1,372)	—	—
Return of Capital	—	(37,487)	—	—
Total Distributions to Shareholders	(560,467)	(128,372)	(4,119)	(6,972)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	143,016,845	24,042,230	1,317,650	2,498,000
Payments for Shares Redeemed	(4,855,455)	(2,577,140)	(1,309,685)	(1,092,940)
Net Increase in Net Assets Derived from Capital Share Transactions (c)	138,161,390	21,465,090	7,965	1,405,060
Net Increase in Net Assets	$141,901,929	$22,691,387	$27,589	$1,298,390

NET ASSETS
Beginning of Period	$22,691,387	$—	$1,298,390	$—
End of Period	$164,593,316	$22,691,387	$1,325,979	$1,298,390

(a)	Fund commenced operations on May 15, 2018. The information presented is from May 15, 2018 to April 30, 2019.
(b)	Fund commenced operations on July 23, 2018. The information presented is from July 23, 2018 to April 30, 2019.
(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	4,550,000	900,000	50,000	100,000
Redemptions	(150,000)	(100,000)	(50,000)	(50,000)
Net Increase	4,400,000	800,000	—	50,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF		Pacer US Cash Cows Growth ETF
	For the Period Ended October 31, 2019 (Unaudited)	For the Period Ended April 30, 2019(a)	For the Period Ended October 31, 2019 (Unaudited)(b)
OPERATIONS
Net Investment Income	$178,330	$33,358	$15,904
Net Realized Gain on Investments	1,211,326	647,636	2,094
Change in Unrealized Appreciation (Depreciation) of Investments	(11,362)	(1,983)	(39,270)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,378,294	679,011	(21,272)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(132,324)	(29,474)	(13,294)
Total Distributions to Shareholders	(132,324)	(29,474)	(13,294)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	44,593,560	13,278,420	4,953,530
Payments for Shares Redeemed	(13,226,310)	(6,888,380)	(2,459,480)
Net Increase in Net Assets Derived from Capital Share Transactions (c)	31,367,250	6,390,040	2,494,050
Net Increase in Net Assets	$32,613,220	$7,039,577	$2,459,484

NET ASSETS
Beginning of Period	$7,039,577	$—	$—
End of Period	$39,652,797	$7,039,577	$2,459,484

(a)	Fund commenced operations on July 23, 2018. The information presented is from July 23, 2018 to April 30, 2019.
(b)	Fund commenced operations on May 2, 2019. The information presented is from May 2, 2019 to October 31, 2019.
(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares
Subscriptions	1,550,000	500,000	200,000
Redemptions	(450,000)	(250,000)	(100,000)
Net Increase	1,100,000	250,000	100,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot International ETF	Pacer Emerging Markets Cash Cows 100 ETF
	For the Period Ended October 31, 2019 (Unaudited)(a)	For the Period Ended October 31, 2019 (Unaudited)(a)
OPERATIONS
Net Investment Income	$555,596	$89,009
Net Realized Loss on Investments	(274,434)	(25,562)
Change in Unrealized Appreciation of Investments	3,855,900	9,333
Net Increase in Net Assets Resulting from Operations	4,137,062	72,780

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(74,677)
Total Distributions to Shareholders	—	(74,677)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	95,250,120	4,986,735
Payments for Shares Redeemed	(1,263,815)	(1,267,970)
Transaction Fees (Note 1)	3,368	—
Net Increase in Net Assets Derived from Capital Share Transactions (b)	93,989,673	3,718,765
Net Increase in Net Assets	$98,126,735	$3,716,868

NET ASSETS
Beginning of Period	$—	$—
End of Period	$98,126,735	$3,716,868

(a)	Fund commenced operations on May 2, 2019. The information presented is from May 2, 2019 to October 31, 2019.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	3,850,000	200,000
Redemptions	(50,000)	(50,000)
Net Increase	3,800,000	150,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Cash Cows Fund of Funds ETF	Pacer Trendpilot Fund of Funds ETF
	For the Period Ended October 31, 2019 (Unaudited)(a)	For the Period Ended October 31, 2019 (Unaudited)(a)
OPERATIONS
Net Investment Income (Loss)	$29,873	$(4,799)
Net Realized Loss on Investments	(549)	(1,949)
Change in Unrealized Appreciation (Depreciation) of Investments	(64,996)	404,601
Net Increase (Decrease) in Net Assets Resulting from Operations	(35,672)	397,853

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(30,244)	—
Total Distributions to Shareholders	(30,244)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,531,000	12,458,105
Payments for Shares Redeemed	—	—
Net Increase in Net Assets Derived from Capital Share Transactions (b)	2,531,000	12,458,105
Net Increase in Net Assets	$2,465,084	$12,855,958

NET ASSETS
Beginning of Period	$—	$—
End of Period	$2,465,084	$12,855,958

(a)	Fund commenced operations on May 3, 2019. The information presented is from May 3, 2019 to October 31, 2019.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	50,000	450,000
Redemptions	—	—
Net Increase	50,000	450,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

Pacer Trendpilot US Bond ETF
For the Period Ended October 31, 2019 (Unaudited)(a)
OPERATIONS
Net Investment Income	$13,005
Net Realized Loss on Investments	(29,992)
Change in Unrealized Depreciation of Investments	(44,787)
Net Decrease in Net Assets Resulting from Operations	(61,774)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	22,503,590
Payments for Shares Redeemed	(5,001,900)
Transaction Fees (Note 1)	19,324
Net Increase in Net Assets Derived from Capital Share Transactions (b)	17,521,014
Net Increase in Net Assets	$17,459,240

NET ASSETS
Beginning of Period	$—
End of Period	$17,459,240

(a)	Fund commenced operations on October 22, 2019. The information presented is from October 22, 2019 to October 31, 2019.
(b)	Summary of capital share transactions is as follows:

Shares
Subscriptions	900,000
Redemptions	(200,000)
Net Increase	700,000

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2019 (Unaudited)		For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Period Ended April 30, 2016(a)
Net Asset Value, Beginning of Period	$30.56		$28.41	$25.48	$21.88	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(b)	0.19		0.43	0.37	0.34	0.13
Net Realized and Unrealized Gain (Loss) on Investments (f)	0.98		2.01	2.84	3.52	(3.15)
Total from Investment Operations	1.17		2.44	3.21	3.86	(3.02)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.29)	(0.28)	(0.26)	(0.10)
Total Distributions	—		(0.29)	(0.28)	(0.26)	(0.10)
Net Asset Value, End of Period	$31.73		$30.56	$28.41	$25.48	$21.88
Total Return	3.81	%(c)	8.65%	12.56%	17.72%	-12.10	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,762,116		$2,163,990	$921,975	$456,180	$365,448

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60	%(d)
Net Investment Income to Average Net Assets	1.24	%(d)	1.43%	1.32%	1.44%	0.62	%(d)
Portfolio Turnover Rate (e)	1	%(c)	162%	12%	7%	317	%(c)

(a)	Commencement of operations on June 11, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2019 (Unaudited)		For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Period Ended April 30, 2016(a)
Net Asset Value, Beginning of Period	$30.95		$30.72	$28.00	$23.78	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.18		0.41	0.27	0.27	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments (f)	(1.66)		0.10	2.66	4.13	(1.16)
Total from Investment Operations	(1.48)		0.51	2.93	4.40	(1.20)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.28)	(0.21)	(0.18)	—
Distributions from Return of Capital	—		—	—	—	(0.02)
Total Distributions	—		(0.28)	(0.21)	(0.18)	(0.02)
Net Asset Value, End of Period	$29.47		$30.95	$30.72	$28.00	$23.78
Total Return	-4.77	%(c)	1.66%	10.42%	18.54%	-4.82	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$621,850		$761,305	$497,590	$281,430	$149,808

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60	%(d)
Net Investment Income to Average Net Assets	1.23	%(d)	1.30%	0.91%	1.02%	-0.17	%(d)
Portfolio Turnover Rate (e)	110	%(c)	405%	66%	27%	379	%(c)

(a)	Commencement of operations on June 11, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2019 (Unaudited)		For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Period Ended April 30, 2016(a)
Net Asset Value, Beginning of Period	$36.00		$31.16	$26.32	$21.44	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	(0.01)		0.26	0.11	0.11	0.04
Net Realized and Unrealized Gain (Loss) on Investments (f)	1.50		4.73	4.83	4.84	(3.55)
Total from Investment Operations	1.49		4.99	4.94	4.95	(3.51)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.15)	(0.10)	(0.07)	(0.05)
Total Distributions	—		(0.15)	(0.10)	(0.07)	(0.05)
Net Asset Value, End of Period	$37.49		$36.00	$31.16	$26.32	$21.44
Total Return	4.14	%(c)	16.04%	18.78%	23.11%	-14.04	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$609,170		$502,173	$211,906	$73,696	$69,689

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.65%	0.65%	0.65%	0.65	%(d)
Net Investment Income to Average Net Assets	-0.04	%(d)	0.76%	0.38%	0.46%	0.18	%(d)
Portfolio Turnover Rate (e)	1	%(c)	107%	3%	125%	295	%(c)

(a)	Commencement of operations on June 11, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2019 (Unaudited)		For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017		For the Period Ended April 30, 2016(a)
Net Asset Value, Beginning of Period	$26.77		$29.66	$27.03	$24.97		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Gain (Loss) (b)	0.47		0.74	0.51	0.18		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments (h)	0.05		(3.16)	2.31	1.88	(c)	0.01
Total from Investment Operations	0.52		(2.42)	2.82	2.06		(0.03)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.47)	(0.19)	—		—
Total Distributions	—		(0.47)	(0.19)	—		—
Net Asset Value, End of Period	$27.29		$26.77	$29.66	$27.03		$24.97
Total Return	1.93	%(d)	-8.07%	10.43%	8.25	%(e)	-0.13	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$124,160		$183,379	$158,703	$31,081		$22,470

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(f)	0.65%	0.65%	0.65%		0.65	%(f)
Net Investment Income (Loss) to Average Net Assets	3.57	%(f)	2.77%	1.69%	0.77%		-0.39	%(f)
Portfolio Turnover Rate (g)	5	%(d)	396%	228%	143%		0	%(d)

(a)	Commencement of operations on December 14, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Includes $0.41 gain derived from contribution from a settlement. See Note 8.
(d)	Not annualized.
(e)	Before the contribution from a settlement, the total return for the year would have been 6.60%. See Note 8.
(f)	Annualized.
(g)	Excluded impact of in-kind transactions.
(h)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2019 (Unaudited)		For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Period Ended April 30, 2016(a)
Net Asset Value, Beginning of Period	$31.19		$30.75	$28.60	$27.16	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.71		1.21	1.07	0.88	0.23
Net Realized and Unrealized Gain (Loss) on Investments (f)	(0.82)		0.43	2.01	1.26	1.93
Total from Investment Operations	(0.11)		1.64	3.08	2.14	2.16

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.71)		(1.20)	(0.93)	(0.70)	—
Total Distributions	(0.71)		(1.20)	(0.93)	(0.70)	—
Net Asset Value, End of Period	$30.37		$31.19	$30.75	$28.60	$27.16
Total Return	-0.28	%(c)	5.56%	10.86%	8.03%	8.64	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$208,033		$210,505	$173,710	$70,059	$5,432

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60	%(d)
Net Investment Income to Average Net Assets	4.74	%(d)	4.00%	3.50%	3.19%	4.63	%(d)
Portfolio Turnover Rate (e)	32	%(c)	74%	76%	44%	0	%(c)

(a)	Commencement of operations on February 22, 2016.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2019 (Unaudited)		For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Period Ended April 30, 2017(a)
Net Asset Value, Beginning of Period	$29.72		$28.98	$26.13	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.31		0.53	0.61	0.13
Net Realized and Unrealized Gain on Investments (f)	(0.21)		0.67	2.84	1.09
Total from Investment Operations	0.10		1.20	3.45	1.22

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.29)		(0.46)	(0.60)	(0.09)
Total Distributions	(0.29)		(0.46)	(0.60)	(0.09)
Net Asset Value, End of Period	$29.53		$29.72	$28.98	$26.13
Total Return	0.37	%(c)	4.28%	13.35%	4.87	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$234,793		$266,018	$28,981	$11,759

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.49	%(d)	0.49%	0.49%	0.49	%(d)
Net Investment Income to Average Net Assets	1.32	%(d)	1.82%	2.16%	1.37	%(d)
Portfolio Turnover Rate (e)	40	%(c)	122%	101%	36	%(c)

(a)	Commencement of operations on December 16, 2016.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2019 (Unaudited)		For the Year Ended April 30, 2019	For the Period Ended April 30, 2018(a)
Net Asset Value, Beginning of Period	$25.88		$26.17	$24.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.13		0.32	0.28
Net Realized and Unrealized Gain on Investments (f)	(0.53)		(0.29)	1.38
Total from Investment Operations	(0.40)		0.03	1.66

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.13)		(0.32)	(0.27)
Total Distributions	(0.13)		(0.32)	(0.27)
Net Asset Value, End of Period	$25.35		$25.88	$26.17
Total Return	-1.48	%(c)	0.20%	6.69	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$43,095		$50,474	$5,233

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.59	%(d)	0.59%	0.59	%(d)
Net Investment Income to Average Net Assets	1.11	%(d)	1.21%	1.25	%(d)
Portfolio Turnover Rate (e)	65	%(c)	123%	97	%(c)

(a)	Commencement of operations on June 16, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2019 (Unaudited)		For the Year Ended April 30, 2019	For the Period Ended April 30, 2018(a)
Net Asset Value, Beginning of Period	$27.08		$28.91	$25.09

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.45		0.85	0.60
Net Realized and Unrealized Gain on Investments (f)	(0.86)		(2.01)	3.53
Total from Investment Operations	(0.41)		(1.16)	4.13

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.53)		(0.67)	(0.31)
Total Distributions	(0.53)		(0.67)	(0.31)
Net Asset Value, End of Period	$26.14		$27.08	$28.91
Total Return	-1.41	%(c)	-3.92%	16.48	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$32,681		$33,844	$20,235

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(d)	0.65%	0.65	%(d)
Net Investment Income to Average Net Assets	3.56	%(d)	3.18%	2.42	%(d)
Portfolio Turnover Rate (e)	46	%(c)	80%	25	%(c)

(a)	Commencement of operations on June 16, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2019 (Unaudited)		For the Year Ended April 30, 2019	For the Period Ended April 30, 2018(a)
Net Asset Value, Beginning of Period	$25.02		$25.02	$25.02

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.16		0.38	0.10
Net Realized and Unrealized Loss on Investments (f)	(1.87)		(0.01)	(0.05)
Total from Investment Operations	(1.71)		0.37	0.05

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.15)		(0.37)	(0.05)
Total Distributions	(0.15)		(0.37)	(0.05)
Net Asset Value, End of Period	$23.16		$25.02	$25.02
Total Return	-6.81	%(c)	1.43%	0.23	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$69,492		$110,078	$62,539

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60%	0.60	%(d)
Net Investment Income to Average Net Assets	1.32	%(d)	1.52%	1.04	%(d)
Portfolio Turnover Rate (e)	446	%(c)	542%	131	%(c)

(a)	Commencement of operations on December 11, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Military Times Best Employers ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2019 (Unaudited)		For the Year Ended April 30, 2019	For the Period Ended April 30, 2018(a)
Net Asset Value, Beginning of Period	$28.73		$25.33	$24.89

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.27		0.44	—	(c)
Net Realized and Unrealized Gain on Investments (g)	1.51		3.43	0.44
Total from Investment Operations	1.78		3.87	0.44

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.28)		(0.47)	—
Total Distributions	(0.28)		(0.47)	—
Net Asset Value, End of Period	$30.23		$28.73	$25.33
Total Return	6.25	%(d)	15.46%	1.79	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$3,023		$2,873	$2,533

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(e)	0.60%	0.60	%(e)
Net Investment Income to Average Net Assets	1.86	%(e)	1.66%	0.25	%(e)
Portfolio Turnover Rate (f)	15	%(d)	9%	0	%(d)

(a)	Commencement of operations on April 9, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005
(d)	Not annualized
(e)	Annualized
(f)	Excluded impact of in-kind transactions
(g)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Benchmark Retail Real Estate SCTRSM ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2019 (Unaudited)		For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$27.57		$24.30

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.62		0.87
Net Realized and Unrealized Gain on Investments (f)	1.23		3.50
Total from Investment Operations	1.85		4.37

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	(0.35)		(0.83)
Long-Term Capital Gain	—		(0.06)
Return of Capital	—		(0.21)
Total Distributions	(0.35)		(1.10)
Net Asset Value, End of Period	$29.07		$27.57
Total Return	6.79	%(c)	18.30	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,453		$1,379

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60	%(d)
Net Investment Income to Average Net Assets	4.49	%(d)	3.33	%(d)
Portfolio Turnover Rate (e)	24	%(c)	60	%(c)

(a)	Commencement of operations on May 15, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Benchmark Industrial Real Estate SCTRSM ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2019 (Unaudited)		For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$29.42		$24.83

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.46		0.65
Net Realized and Unrealized Gain on Investments (g)	4.24		4.61
Total from Investment Operations	4.70		5.26

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.21)		(0.67	)(f)
Total Distributions	(0.21)		(0.67)
Net Asset Value, End of Period	$33.91		$29.42
Total Return	16.02	%(c)	21.62	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$30,521		$7,356

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60	%(d)
Net Investment Income to Average Net Assets	2.90	%(d)	2.60	%(d)
Portfolio Turnover Rate (e)	6	%(c)	36	%(c)

(a)	Commencement of operations on May 14, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)	These amounts are comprised of only net investment income.
(g)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2019 (Unaudited)		For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$28.36		$24.67

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.30		0.39
Net Realized and Unrealized Gain on Investments (f)	3.19		3.93
Total from Investment Operations	3.49		4.32

LESS DISTRIBUTIONS:
Distributions from:
Net Investment Income	(0.20)		(0.44)
Long-Term Capital Gain	—		(0.01)
Return of Capital	—		(0.18)
Total Distributions	(0.20)		(0.63)
Net Asset Value, End of Period	$31.65		$28.36
Total Return	12.33	%(c)	17.89	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$164,593		$22,691

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60	%(d)
Net Investment Income to Average Net Assets	1.91	%(d)	1.55	%(d)
Portfolio Turnover Rate (e)	12	%(c)	27	%(c)

(a)	Commencement of operations on May 15, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions

(f) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2019 (Unaudited)		For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$25.97		$24.98

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.08		0.09
Net Realized and Unrealized Gain on Investments (f)	0.55		0.98
Total from Investment Operations	0.63		1.07

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.08)		(0.08)
Total Distributions	(0.08)		(0.08)
Net Asset Value, End of Period	$26.52		$25.97
Total Return	2.46	%(c)	4.33	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,326		$1,298

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60	%(d)
Net Investment Income to Average Net Assets	0.66	%(d)	0.50	%(d)
Portfolio Turnover Rate (e)	37	%(c)	55	%(c)

(a)	Commencement of operations on July 23, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2019 (Unaudited)		For the Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Period	$28.16		$25.01

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.18		0.25
Net Realized and Unrealized Gain on Investments (g)	1.14		3.11
Total from Investment Operations	1.32		3.36

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.11)		(0.21)
Total Distributions	(0.11)		(0.21)
Net Asset Value, End of Period	$29.37		$28.16
Total Return (f)	4.74	%(c)	13.67	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$39,653		$7,040

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)	0.60	%(d)
Net Investment Income to Average Net Assets	1.27	%(d)	1.23	%(d)
Portfolio Turnover Rate (e)	178	%(c)	262	%(c)

(a)	Commencement of operations on July 23, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)	Total Return was calculated using the traded NAV due to the rebalancing of the portfolio at October 31, 2019 and April 30, 2019.
(g)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2019(a) (Unaudited)
Net Asset Value, Beginning of Period	$24.78

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.16
Net Realized and Unrealized Gain on Investments (f)	(0.22)
Total from Investment Operations	(0.06)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.13)
Total Distributions	(0.13)
Net Asset Value, End of Period	$24.59
Total Return	-0.20	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,459

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)
Net Investment Income to Average Net Assets	1.33	%(d)
Portfolio Turnover Rate (e)	46	%(c)

(a)	Commencement of operations on May 2, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot International ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2019 (a) (Unaudited)
Net Asset Value, Beginning of Period	$24.91

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.24
Net Realized and Unrealized Gain on Investments (f)	0.67
Total from Investment Operations	0.91
Net Asset Value, End of Period	$25.82
Total Return	3.66	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$98,127

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(d)
Net Investment Income to Average Net Assets	1.92	%(d)
Portfolio Turnover Rate (e)	8	%(c)

(a)	Commencement of operations on May 2, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2019 (a) (Unaudited)
Net Asset Value, Beginning of Period	$24.95

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.72
Net Realized and Unrealized Gain on Investments (f)	(0.28)
Total from Investment Operations	0.44

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.61)
Total Distributions	(0.61)
Net Asset Value, End of Period	$24.78
Total Return	1.82	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$3,717

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70	%(d)
Net Investment Income to Average Net Assets	6.03	%(d)
Portfolio Turnover Rate (e)	45	%(c)

(a)	Commencement of operations on May 2, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Cash Cows Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2019 (a) (Unaudited)
Net Asset Value, Beginning of Period	$25.31

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(b)(c)	0.30
Net Realized and Unrealized Gain on Investments (h)	(0.66)
Total from Investment Operations	(0.36)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.30)
Total Distributions	(0.30)
Net Asset Value, End of Period	$24.65
Total Return	-1.38	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,465

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.15	%(e)
Net Investment Income to Average Net Assets (f)	2.57	%(e)
Portfolio Turnover Rate (g)	1	%(d)

(a)	Commencement of operations on May 3, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the delcaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized
(e)	Annualized
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Excluded impact of in-kind transactions
(h)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2019 (a) (Unaudited)
Net Asset Value, Beginning of Period	$25.39

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(b)(c)	(0.02)
Net Realized and Unrealized Gain on Investments (h)	0.34
Total from Investment Operations	0.32
Net Asset Value, End of Period	$25.71
Total Return	1.27	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$12,856

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	0.15	%(e)
Net Investment Income to Average Net Assets (f)	-0.15	%(e)
Portfolio Turnover Rate (g)	2	%(d)

(a)	Commencement of operations on May 3, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the delcaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized
(e)	Annualized
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Excluded impact of in-kind transactions
(h)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot US Bond ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended October 31, 2019 (a) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.03
Net Realized and Unrealized Gain on Investments (f)	(0.09)
Total from Investment Operations	(0.06)
Net Asset Value, End of Period	$24.94
Total Return	-0.23	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$17,459

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)
Net Investment Income to Average Net Assets	4.88	%(d)
Portfolio Turnover Rate (e)	0	%(c)

(a)	Commencement of operations on October 22, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized
(d)	Annualized
(e)	Excluded impact of in-kind transactions
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Pacer Trendpilot® US Large Cap ETF (“PTLC”), Pacer Trendpilot® US Mid Cap ETF (“PTMC”), Pacer Trendpilot® 100 ETF (“PTNQ”), Pacer Trendpilot® European Index ETF (“PTEU”), Pacer Global Cash Cows Dividend ETF (“GCOW”), Pacer US Cash Cows 100 ETF (“COWZ”), Pacer US Small Cap Cash Cows 100 ETF (“CALF”), Pacer Developed Markets International Cash Cows 100 ETF (“ICOW”), Pacer WealthShield ETF (“PWS”), Pacer Military Times Best Employers ETF (“VETS”), Pacer Benchmark Industrial Real Estate SCTRSM ETF (“INDS”), Pacer Benchmark Retail Real Estate SCTRSM ETF (“RTL”), Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF (“SRVR”), Pacer US Export Leaders ETF (“PEXL”), and Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF (“SZNE”), Pacer US Cash Cows Growth ETF (“BUL”), Pacer Trendpilot® International ETF (“PTIN”), Pacer Emerging Markets Cash Cows 100 ETF (“ECOW”), Pacer Trendpilot® Fund of Funds ETF (“TRND”), Pacer Cash Cows Fund of Funds ETF (“HERD”), and Pacer Trendpilot® US Bond ETF (“PTBD”), (individually the “Fund” or collectively the “Funds”) are series of Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the total return performance, before fees and expenses, of the Pacer Trendpilot® US Large Cap Index, the Pacer Trendpilot® US Mid-Cap Index, the Pacer NASDAQ-100 Trendpilot® Index, the Pacer Trendpilot® European Index, the Pacer Global Cash Cows High Dividends 100 Index, the Pacer US Cash Cows 100 Index, the Pacer US Small Cap Cash Cows Index, the Pacer Developed Markets International Cash Cows 100 Index, the Pacer WealthShield Index, the Military Times Best for VETSSM Index, the Benchmark Retail Real Estate SCTRSM Index, the Benchmark Industrial Real Estate SCTRSM Index, the Benchmark Data & Infrastructure Real Estate SCTRSM Index, the US Export Leaders Index, the Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index, the Pacer US Cash Cows Growth Index, the Pacer Trendpilot® International Index, the Pacer Emerging Markets Cash Cows 100 Index, Pacer Trendpilot® Fund of Funds Index, the Pacer US Cash Cows Growth Index, and the Pacer Trendpilot® US Bond Index. PTLC, PTMC, and PTNQ commenced operations on June 11, 2015. PTEU commenced operations on December 14, 2015. GCOW commenced operations on February 22, 2016. COWZ commenced operations on December 16, 2016. CALF and ICOW commenced operations on June 16, 2017. PWS commenced operations on December 11, 2017. VETS commenced operations on April 9, 2018. INDS commenced operations on May 14, 2018. RTL and SRVR commenced operations on May 15, 2018. PEXL and SZNE commenced operations on July 23, 2018. BUL, PTIN, and ECOW commenced operations on May 2, 2019. TRND and HERD commenced operations on May 3, 2019. PTBD commenced operations on October 22, 2019. Each of the Funds are non-diversfied series of the Trust except for PTLC, PTMC, PTEU, GCOW and PEXL.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”) with the exceptions of VETS, ECOW, and HERD, which is listed and traded on the Nasdaq Stock Market LLC (“Nasdaq”) and RTL, INDS, SRVR, PEXL, SZNE, BUL, PTIN, TRND, and PTBD, which are listed and traded on the NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. PTLC charges $500, PTMC charges $500, PTNQ charges $250, PTEU charges $2,000, GCOW charges $1,500, COWZ charges $250, CALF charges $250, ICOW charges $1,500, PWS charges $500, VETS charges $250, INDS charges $250, RTL charges $250, SRVR charges $250, PEXL charges $250, SZNE charges $500, BUL charges $250, PTIN charges $8,000, ECOW charges $1,750, HERD charges $250, TRND charges $250, and PTBD charges $500 for the standard fixed creation fee, payable to the Custodian. For the PTLC, PTMC, PTNQ, PTEU, and PTIN, the standard fixed creation transaction fee is $200 when the Deposit Securities include only U.S. Treasury bills. For PTBD, the standard fixed creation transaction fee is $250 when the Deposit Securities include only U.S. Treasury bills. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

A.

Investment Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2019:

PTLC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$2,672,355,025	$—	$—	$—	$2,672,355,025
Real Estate Investment Trusts	84,686,906	—	—	—	84,686,906
Short-Term Investments	3,928,640	—	—	—	3,928,640
Investments Purchased with Proceeds from Securities Lending	—	—	—	286,567,540	286,567,540
Total Investments in Securities	$2,760,970,571	$—	$—	$286,567,540	$3,047,538,111

^ See Schedule of Investments for industry breakouts.

PTMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$550,797,887	$—	$—	$—	$550,797,887
Real Estate Investment Trusts	68,383,445	—	—	—	68,383,445
Short-Term Investments	2,640,167	—	—	—	2,640,167
Investments Purchased with Proceeds from Securities Lending	—	—	—	171,667,967	171,667,967
Total Investments in Securities	$621,821,499	$—	$—	$171,667,967	$793,489,466

^ See Schedule of Investments for industry breakouts.

PTNQ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$608,454,134	$—	$—	$—	$608,454,134
Short-Term Investments	920,876	—	—	—	920,876
Investments Purchased with Proceeds from Securities Lending	—	—	—	48,405,439	48,405,439
Total Investments in Securities	$609,375,010	$—	$—	$48,405,439	$657,780,449

^ See Schedule of Investments for industry breakouts.

PTEU

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$119,965,740	$—	$6,740	$—	$119,972,480
Preferred Stocks	2,055,133	—	—	—	2,055,133
Real Estate Investment Trusts	1,452,466	—	—	—	1,452,466
Short-Term Investments	147,718	—	—	—	147,718
Investments Purchased with Proceeds from Securities Lending	—	—	—	13,356,594	13,356,594
Total Investments in Securities	$123,621,057	$—	$6,740	$13,356,594	$136,984,391

^ See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level3) ere used in determining fair value:

PTEU	Balance as of 4/30/2019	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Balance as of 10/31/19	Net Change in Unrealized Appreciation (Depreciation) on securities held at 10/31/2019
Common Stocks	$6,778	$—	$(38)	$—	$—	$—	$6,740	$(38)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTEU	Fair Value as of 10/31/2019	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input(a)
Common Stocks	$6,740	Last Trade Price	Stale Data	4.80 EUR

(a)	Table presents information for one security, which is valued at $6,740 as of October 31, 2019.

GCOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$202,913,002	$—	$—	$—	$202,913,002
Real Estate Investment Trusts	4,141,961	—	—	—	4,141,961
Short-Term Investments	124,761	—	—	—	124,761
Investments Purchased with Proceeds from Securities Lending	—	—	—	35,369,090	35,369,090
Total Investments in Securities	$207,179,724	$—	$—	$35,369,090	$242,548,814

^ See Schedule of Investments for country breakouts.

COWZ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$233,285,886	$—	$—	$—	$233,285,886
Exchange Traded Funds	325,170	—	—	—	325,170
Real Estate Investment Trusts	760,373	—	—	—	760,373
Short-Term Investments	325,145	—	—	—	325,145
Investments Purchased with Proceeds from Securities Lending	—	—	—	48,704,018	48,704,018
Total Investments in Securities	$234,696,574	$—	$—	$48,704,018	$283,400,592

^ See Schedule of Investments for industry breakouts.

CALF

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$43,005,555	$—	$—	$—	$43,005,555
Short-Term Investments	59,656	—	—	—	59,656
Investments Purchased with Proceeds from Securities Lending	—	—	—	13,143,437	13,143,437
Total Investments in Securities	$43,065,211	$—	$—	$13,143,437	$56,208,648

^ See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

ICOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$31,898,976	$—	$—	$—	$31,898,976
Preferred Stocks	586,441	—	—	—	586,441
Short-Term Investments	13,062	—	—	—	13,062
Investments Purchased with Proceeds from Securities Lending	—	—	—	5,205,741	5,205,741
Total Investments in Securities	$32,498,479	$—	$—	$5,205,741	$37,704,220

^ See Schedule of Investments for country breakouts.

PWS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$56,187,434	$—	$—	$—	$56,187,434
Real Estate Investment Trusts	13,292,331	—	—		13,292,331
Short-Term Investments	23,137	—	—	—	23,137
Investments Purchased with Proceeds from Securities Lending	—	—	—	11,794,714	11,794,714
Total Investments in Securities	$69,502,902	$—	$—	$—	$81,297,616

^ See Schedule of Investments for industry breakouts.

VETS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$3,013,567	$—	$—	$—	$3,013,567
Short-Term Investments	7,755	—	—	—	7,755
Total Investments in Securities	$3,021,322	$—	$—	$—	$3,021,322

^ See Schedule of Investments for industry breakouts.

RTL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Real Estate Investment Trusts	$1,450,995	$—	$—	$—	$1,450,995
Short-Term Investments	1,239	—	—	—	1,239
Investments Purchased with Proceeds from Securities Lending	—	—	—	126,662	126,662
Total Investments in Securities	$1,452,234	$—	$—	$—	$1,578,896

^ See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

INDS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Real Estate Investment Trusts	$30,478,888	$—	$—	$—	$30,478,888
Short-Term Investments	26,120	—	—	—	26,120
Investments Purchased with Proceeds from Securities Lending	—	—	—	3,194,383	3,194,383
Total Investments in Securities	$30,505,008	$—	$—	$3,194,383	$33,699,391

^ See Schedule of Investments for industry breakouts.

SRVR

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$25,183,907	$—	$—	$—	$25,183,907
Real Estate Investment Trusts	139,219,942	—	—	—	139,219,942
Short-Term Investments	244,272	—	—	—	244,272
Investments Purchased with Proceeds from Securities Lending	—	—	—	37,165,640	37,165,640
Total Investments in Securities	$164,648,121	$—	$—	$—	$201,813,761

^ See Schedule of Investments for industry breakouts.

PEXL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,324,026	$—	$—	$—	$1,324,026
Short-Term Investments	1,579	—	—	—	1,579
Total Investments in Securities	$1,325,605	$—	$—	$—	$1,325,605

^ See Schedule of Investments for industry breakouts.

SZNE

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$39,545,493	$—	$—	$—	$39,545,493
Short-Term Investments	37,318	—	—	—	37,318
Total Investments in Securities	$39,582,811	$—	$—	$—	$39,582,811

^ See Schedule of Investments for industry breakouts.

BUL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$2,422,613	$—	$—	$—	$2,422,613
Real Estate Investment Trusts	31,709	—	—	—	31,709
Short-Term Investments	3,723	—	—	—	3,723
Total Investments in Securities	$2,458,045	$—	$—	$—	$2,458,045

^ See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

PTIN

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$93,044,723	$—	$—	$—	$93,044,723
Preferred Stocks	514,055	—	—	—	514,055
Real Estate Investment Trusts	902,063	—	—	—	902,063
Exchange Traded Funds	3,249,511	—	—	—	3,249,511
Short-Term Investments	381,846	—	—	—	381,846
Total Investments in Securities	$98,092,198	$—	$—	$—	$98,092,198

^ See Schedule of Investments for country breakouts.

ECOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$3,210,177	$—	$—	$—	$3,210,177
Preferred Stocks	161,110	—	—	—	161,110
Exchange Traded Funds	266,213	—	—	—	266,213
Real Estate Investment Trusts	58,520	—	—	—	58,520
Short-Term Investments	10,779	—	—	—	10,779
Total Investments in Securities	$3,706,799	$—	$—	$—	$3,706,799

^ See Schedule of Investments for country breakouts.

HERD

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange-Traded Fund	$2,463,327	$—	$—	$—	$2,463,327
Short-Term Investments	2,060	—	—	—	2,060
Total Investments in Securities	$2,465,387	$—	$—	$—	$2,465,387

TRND

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange-Traded Fund	$12,846,511	$—	$—	$—	$12,846,511
Short-Term Investments	10,872	—	—	—	10,872
Total Investments in Securities	$12,857,383	$—	$—	$—	$12,857,383

PTBD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$17,111,197	$—	$—	$—	$17,111,197
Total Investments in Securities	$17,111,197	$—	$—	$—	$17,111,197

^ See Schedule of Investments for industry breakouts.

During the period ended October 31, 2019, the Funds did not recognize any transfers to or from Level 3.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period/year ended April 30, 2019, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period/year ended April 30, 2019, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for the PTLC, PTMC, PTNQ, PTEU, PTIN, and TRND, are declared and paid on an annual basis. The GCOW, COWZ, CALF, ICOW, PWS, VETS, PEXL, INDS, RTL, SRVR, SZNE, BUL, ECOW, HERD and PTBD are declared and paid on a quarterly basis. The net realized gains on securities normally are declared and paid on an annual basis for all Funds. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the Cboe, Nasdaq and/or New York’s Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

I.

Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period/year ended April 30, 2019, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
PTLC	$(103,568,729)	$103,568,729
PTMC	(62,257,523)	62,257,523
PTNQ	(44,505,649)	44,505,649
PTEU	260	(260)
GCOW	(7,009,888)	7,009,888
COWZ	(7,395,578)	7,395,578
CALF	(1,901,644)	1,901,644
ICOW	(685,624)	685,624
PWS	(5,312,475)	5,312,475
VETS	(189,567)	189,567
RTL	(336,943)	336,943
INDS	(163,690)	163,690
SRVR	(97,556)	97,556
PEXL	71,698	(71,698)
SZNE	(815,931)	815,931

During the fiscal year/period ended April 30, 2019, the Funds’ realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

PTLC	$103,669,128
PTMC	$62,657,317
PTNQ	$46,532,539
PTEU	$—
GCOW	$7,482,759
COWZ	$7,697,783
CALF	$2,095,484
ICOW	$734,289
PWS	$5,341,184
VETS	$189,567
RTL	$353,871
INDS	$170,347
SRVR	$131,474
PEXL	$—
SZNE	$823,380

BUL, PTIN, ECOW, TRND, HERD and PTBD commenced operations after April 30, 2019.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, PTLC pays the Adviser 0.60%, PTMC pays the Adviser 0.60%, PTNQ pays the Adviser

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

0.65%, PTEU pays the Adviser 0.65%, GCOW pays the Adviser 0.60%, COWZ pays the Adviser 0.49%, CALF pays the Adviser 0.59%, ICOW pays the Adviser 0.65%, PWS pays the Adviser 0.60%, VETS pays the Adviser 0.60%, INDS pays the Adviser 0.60%, RTL pays the Adviser 0.60%, SRVR pays the Adviser 0.60%, PEXL pays the Adviser 0.60%, SZNE pays the Adviser 0.60%, BUL pays the Adviser 0.60%, PTIN pays the Adviser 0.65%, ECOW pays the Adviser 0.70%, HERD pays the Adviser 0.15%, TRND pays the Adviser 0.15%, and PTBD pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal period ended October 31, 2019.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of October 31, 2019, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period ended October 31, 2019, the Funds (excluding VETS, PEXL, SZNE, BUL, PTIN, ECOW, HERD, TRND, and PTBD) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

NOTE 6 – SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of October 31, 2019.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
PTLC	$286,567,540
PTMC	171,667,967
PTNQ	48,405,439
PTEU	13,356,594
GCOW	35,369,090
COWZ	48,704,018
CALF	13,143,437
ICOW	5,205,741
PWS	11,794,714
RTL	126,662
INDS	3,194,383
SRVR	37,165,640

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 7 – OFFSETTING ASSETS AND LIABILITIES

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of October 31, 2019:

Liabilities

				Gross Amounts Net Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
PTLC
Securities Lending	$286,567,540	$—	$286,567,540	$286,567,540	$—	$—
PTMC
Securities Lending	171,667,967	—	171,667,967	171,667,967	—	—
PTNQ
Securities Lending	48,405,439	—	48,405,439	48,405,439	—	—
PTEU
Securities Lending	13,356,594	—	13,356,594	13,356,594	—	—
GCOW
Securities Lending	35,369,090	—	35,369,090	35,369,090	—	—
COWZ
Securities Lending	48,704,018	—	48,704,018	48,704,018	—	—
CALF
Securities Lending	13,143,437	—	13,143,437	13,143,437	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

				Gross Amounts Net Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
ICOW
Securities Lending	$5,205,741	$—	$5,205,741	$5,205,741	$—	$—
PWS
Securities Lending	11,794,714	—	11,794,714	11,794,714	—	—
VETS
Securities Lending	—	—	—	—	—	—
RTL
Securities Lending	126,662	—	126,662	126,662	—	—
INDS
Securities Lending	3,194,383	—	3,194,383	3,194,383	—	—
SRVR
Securities Lending	37,165,640	—	37,165,640	37,165,640	—	—
PEXL
Securities Lending	—	—	—	—	—	—
SZNE
Securities Lending	—	—	—	—	—	—
BUL
Securities Lending	—	—	—	—	—	—
PTIN
Securities Lending	—	—	—	—	—	—
ECOW
Securities Lending	—	—	—	—	—	—
HERD
Securities Lending	—	—	—	—	—	—
TRND
Securities Lending	—	—	—	—	—	—
PTBD
Securities Lending	—	—	—	—	—	—

NOTE 8 – INVESTMENT TRANSACTIONS

For the period ended October 31, 2019, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
PTLC	$575,254,743	$54,714,285
PTMC	759,425,662	848,543,491
PTNQ	98,225,532	15,047,676
PTEU	12,569,512	69,054,152
GCOW	111,802,360	107,386,360
COWZ	149,257,167	176,253,725
CALF	40,677,693	46,426,762
ICOW	20,202,025	20,085,209
PWS	467,960,522	519,120,253
VETS	1,943,265	1,924,780
RTL	3,196,745	3,230,053

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

	Purchases	Sales
INDS	$19,974,725	$2,699,726
SRVR	152,248,929	14,117,391
PEXL	1,789,305	1,781,080
SZNE	92,962,093	68,672,743
BUL	6,084,770	3,593,272
PTIN	100,456,539	6,328,945
ECOW	3,907,077	2,708,212
HERD	2,548,485	19,613
TRND	12,604,694	160,835
PTBD	22,170,102	4,980,452

For the period ended October 31, 2019, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
PTLC	$(514,496,452)	$(26,457,398)
PTMC	(18,002,223)	(91,049,449)
PTNQ	(35,917,947)	(7,159,811)
PTEU	—	(61,781,568)
GCOW	(43,006,797)	(42,078,583)
COWZ	(51,539,658)	(78,665,765)
CALF	(12,119,244)	(17,985,340)
ICOW	(4,725,757)	(5,035,305)
PWS	(19,036,215)	(47,589,125)
VETS	(1,493,266)	(1,490,929)
RTL	(2,703,226)	(2,753,576)
INDS	(16,150,131)	(1,593,107)
SRVR	(142,574,934)	(4,883,052)
PEXL	(1,314,800)	(1,058,306)
SZNE	(42,900,165)	(18,826,184)
BUL	(4,942,931)	(2,476,826)
PTIN	(89,324,335)	(1,244,742)
ECOW	(988,670)	(1,350,001)
HERD	(2,528,090)	—
TRND	(12,450,122)	—
PTBD	(20,998,925)	(4,906,645)

For the period ended October 31, 2019, there were no long-term purchases or sales of U.S. Government Securities for the Funds, except PWS and PTBD. Included in the amounts were $214,198,734 and $4,950,533 of purchases and $212,224,292 and $4,919,677 of sales respectively, of U.S. Government Securities during the period ended October 31, 2019.

During the fiscal year ended April 30, 2017, PTEU accepted a cash contribution in the amount of $409,837 to reimburse the Fund from prior securities transactions.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

NOTE 9 – TRANSACTIONS WITH AFFILIATED SECURITIES

TRND had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2019	Purchases	Sales	Balance October 31, 2019
PTLC	—	82,961	2,331	80,630
PTMC	—	85,982	—	85,982
PTNQ	—	71,307	1,737	69,570
PTIN	—	199,364	1,039	198,325

	Period Ended October 31, 2019
Security Name	Value	Dividend Income	Loss Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PTLC	$2,559,196	$—	$(415)	$91,349
PTMC	$2,533,890	$—	$—	$19,455
PTNQ	$2,608,875	$—	$(1,265)	$116,791
PTIN	$5,144,550	$—	$(269)	$177,006

HERD had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2019	Purchases	Sales	Balance October 31, 2019
GCOW	—	16,271	—	16,271
COWZ	—	17,002	262	16,740
CALF	—	19,542	6	19,536
ICOW	—	19,136	—	19,136
BUL	—	20,216	489	19,727

	Period Ended October 31, 2019
Security Name	Value	Dividend Income	Loss Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
GCOW	$493,500	$11,523	$—	$(12,270)
COWZ	$493,160	$4,865	$(272)	$(5,859)
CALF	$494,382	$2,638	$(10)	$(17,442)
ICOW	$497,628	$9,877	$—	$(22,126)
BUL	$484,657	$2,688	$(267)	$(7,299)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

NOTE 10 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2019 were as follows:

	PTLC	PTMC	PTNQ	PTEU	GCOW
Tax cost of investments	$2,460,930,861	$984,601,098	$529,013,632	$178,727,789	$256,040,348
Gross tax unrealized appreciation	145,178,359	25,126,228	48,090,535	11,400,270	15,956,487
Gross tax unrealized depreciation	(32,399,877)	(27,497,905)	(5,928,266)	(1,703,013)	(12,939,462)
Net tax unrealized appreciation (depreciation)	112,778,482	(2,371,677)	42,162,269	9,697,257	3,017,025
Undistributed ordinary income	8,747,712	3,526,511	1,089,238	1,733,721	831,014
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	8,747,712	3,526,511	1,089,238	1,733,721	831,014
Other accumulated (loss)	(40,318,985)	(43,126,282)	(20,552,554)	(35,392,387)	(9,374,432)
Total accumulated gain (loss)	$81,207,209	$(41,971,448)	$22,698,953	$(23,961,409)	$(5,526,393)

	COWZ	CALF	ICOW	PWS	VETS
Tax cost of investments	$286,633,173	$64,027,579	$37,388,174	$110,198,742	$2,556,979
Gross tax unrealized appreciation	19,737,873	5,271,348	2,186,688	5,850,350	367,910
Gross tax unrealized depreciation	(16,650,132)	(5,192,883)	(2,822,432)	(614,779)	(53,924)
Net tax unrealized appreciation (depreciation)	3,087,741	78,465	(635,744)	5,235,571	313,986
Undistributed ordinary income	101,514	8,612	246,512	76,606	3,490
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	101,514	8,612	246,512	76,606	3,490
Other accumulated (loss)	(11,463,651)	(2,599,732)	(2,161,881)	(14,698,711)	(18,341)
Total accumulated gain (loss)	$(8,274,396)	$(2,512,655)	$(2,551,113)	$(9,386,534)	$299,135

	RTL	INDS	SRVR	PEXL	SZNE
Tax cost of investments	$1,317,219	$7,475,921	$22,386,173	$1,247,934	$7,046,040
Gross tax unrealized appreciation	102,278	347,977	1,705,661	123,720	—
Gross tax unrealized depreciation	(41,904)	(41,342)	(400,712)	(73,800)	(1,983)
Net tax unrealized appreciation (depreciation)	60,374	306,635	1,304,949	49,920	(1,983)
Undistributed ordinary income	—	1,950	—	443	3,884
Undistributed long-term gain	—	6,106	—	—	—
Total distributable earnings	—	8,056	—	443	3,884
Other accumulated (loss)	(48,361)	—	(176,208)	(85,335)	(168,295)
Total accumulated gain (loss)	$12,013	$314,691	$1,128,741	$(34,972)	$(166,394)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after April 30 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

At April 30, 2019, the Funds had the following capital loss carryforwards:

	Short-Term Amount	Long-Term Amount	Expires
PTLC	$40,318,985	$—	Indefinite
PTMC	35,081,100	8,045,182	Indefinite
PTNQ	17,192,424	3,360,130	Indefinite
PTEU	35,384,806	—	Indefinite
GCOW	6,823,440	2,544,829	Indefinite
COWZ	11,135,637	328,015	Indefinite
CALF	2,520,558	79,174	Indefinite
ICOW	1,973,261	186,689	Indefinite
PWS	14,698,711	—	Indefinite
VETS	18,341	—	Indefinite
RTL	—	—	Indefinite
INDS	—	—	Indefinite
SRVR	—	—	Indefinite
PEXL	85,335	—	Indefinite
SZNE	168,295	—	Indefinite

At April 30, 2019, RTL and SRVR deferred on a tax basis, a post-October capital loss of $48,361 and $176,208, respectively. None of the Funds deferred on a tax bases late-year ordinary losses.

BUL, PTIN, ECOW, TRND, HERD and PTBD commenced operations after April 30, 2019.

NOTE 11 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended October 31, 2019 was as follows:

	Ordinary Income	Capital Gains	Return of Capital
PTLC	$—	$—	$—
PTMC	—	—	—
PTNQ	—	—	—
PTEU	—	—	—
GCOW	5,011,247	—	—
COWZ	2,483,646	—	—
CALF	242,647	—	—
ICOW	703,232	—	—
PWS	687,056	—	—
VETS	27,747	—	—
RTL	35,554	—	—
INDS	128,340	—	—
SRVR	560,467	—	—
PEXL	4,119	—	—
SZNE	132,324	—	—
BUL	13,294	—	—
PTIN	—	—	—
ECOW	74,677	—	—
TRND	—	—	—
HERD	30,244	—	—
PTBD	—	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2019 was as follows:

	Ordinary Income	Capital Gains	Return of Capital
PTLC	$14,704,858	$—	$—
PTMC	5,930,872	—	—
PTNQ	1,575,175	—	—
PTEU	2,870,463	—	—
GCOW	7,760,389	—	—
COWZ	2,630,630	—	—
CALF	329,410	—	—
ICOW	731,370	—	—
PWS	1,397,954	—	—
VETS	38,615	—	—
RTL	83,796	5,909	20,617
INDS	67,295	—	—
SRVR	89,513	1,372	37,487
PEXL	6,972	—	—
SZNE	29,474	—	—

NOTE 12 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the ASU 2018-13 and has decided to adopt the disclosure framework.

NOTE 13 – SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

On December 16, 2019, the Trust acquired the assets of American Energy Independence ETF.

On December 23, 2019, the following Funds declared distributions from ordinary income to shareholders of record as of December 26, 2019, Payable December 27, 2019, as follows:

	Ordinary Income	Per Share Amount
PTLC	$33,554,677	$0.36812591
PTMC	8,738,254	0.43151873
PTNQ	3,044,420	0.17700118
PTEU	4,195,663	0.94284563
GCOW	2,381,341	0.34764103
COWZ	1,626,606	0.20332575
CALF	84,828	0.04989884
ICOW	254,945	0.20395600
PWS	363,857	0.13231164
VETS	11,256	0.11256000
RTL	10,001	0.20002000
INDS	364,291	0.30357584

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

	Ordinary Income	Per Share Amount
SRVR	$1,115,582	$0.18749278
PEXL	1,933	0.03866000
SZNE	255,150	0.10857448
BUL	7,812	0.07812000
PTIN	1,060,524	0.25866440
ECOW	71,839	1.43678000
PTBD	286,266	0.15903674
USAI	202,102	0.40420400

On December 26, 2019, the following Funds declared distributions from ordinary income to shareholders of record as of December 30, 2019, Payable December 31, 2019, as follows:

	Ordinary Income	Per Share Amount
HERD	$6,857	$0.13714000
TRND	137,281	0.24960182

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended April 30, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PTLC	92.48%
PTMC	55.11%
PTNQ	86.73%
PTEU	99.03%
GCOW	99.09%
COWZ	99.79%
CALF	100.00%
ICOW	100.00%
PWS	32.00%
VETS	99.11%
RTL	1.46%
INDS	2.02%
SRVR	10.44%
PEXL	100.00%
SZNE	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended April 30, 2019 was as follows:

PTLC	90.33%
PTMC	53.80%
PTNQ	82.55%
PTEU	0.00%
GCOW	31.44%
COWZ	99.74%
CALF	100.00%
ICOW	0.30%
PWS	31.56%
VETS	99.11%
RTL	0.00%
INDS	0.00%
SRVR	0.47%
PEXL	100.00%
SZNE	100.00%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

PTLC	0.00%
PTMC	0.00%
PTNQ	0.00%
PTEU	0.00%
GCOW	0.00%
COWZ	0.00%
CALF	0.00%
ICOW	0.00%
PWS	0.00%
VETS	0.00%
RTL	0.00%
INDS	0.00%
SRVR	0.00%
PEXL	0.00%
SZNE	0.00%

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended April 30, 2019. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share
	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
PTLC	$—	$—	$—	$—
PTMC	—	—	—	—
PTNQ	—	—	—	—
PTEU	4,691,018	674,169	0.68	0.10
GCOW	6,320,653	382,540	0.94	0.06
COWZ	—	—	—	—
CALF	—	—	—	—
ICOW	1,175,992	100,592	0.94	0.08
PWS	—	—	—	—
VETS	—	—	—	—
RTL	—	—	—	—
INDS	—	—	—	—
SRVR	—	—	—	—
PEXL	—	—	—	—
SZNE	—	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governements.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q or Part F of Form N-PORT. The Funds’ Form N-Q or Part F of Form N-PORT is available on the website of the SEC at http://www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held an in-person meeting on April 8, 2019 for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to the Pacer Cash Cows Growth ETF (“BUL”), the Pacer TrendPilot International ETF (“PTIN”), the Pacer TrendPilot Fund of Funds ETF (“TRND”), the Pacer Emerging Markets Cash Cows 100 ETF (“ECOW”), the Pacer Cash Cows Fund of Funds ETF (“HERD”). The Board also held a meeting on September 23, 2019 (together with the April 8, 2019 meeting, the “Meetings”), for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the Investment Advisory Agreement between the Trust and the Advisor relating to the Pacer Trendpilot Bond ETF (“PTBD”). Each of the aforenamed funds is referred to as a “Fund” and, together, as the “Funds”).

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement for PTIN, TRND, ECOW and HERD on April 8, 2019, and the Investment Advisory Agreement for PTBD on September 23, 2019, based on its review of qualitative and quantitative information provided by the Advisor as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement at these Meetings for these Funds, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement.

Prior to approval, the Board obtained and reviewed a variety of information, including certain information regarding each Fund’s proposed expenses relative to the expenses of other comparable funds. At each Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor is prepared to provide to each Fund under consideration, the advisory fee payable by each such Fund to the Advisor for its services; (5) certain comparative information regarding each such Fund’s expenses relative to the expenses of other funds; (6) a copy of the Trust’s registration statement and prospectuses; and (7) information regarding the ownership and management structure, financial condition and compliance program of the Advisor. Representatives from the Advisor presented additional information and participated in question and answer sessions at each Meetings to help the Board evaluate the Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement. With specific regard to HERD and TRND, the Board considered the services to be provided by the Advisor and focused on how those services were not duplicative of those provided by the Advisor to the underlying Pacer Funds.

In considering the approval of the Investment Advisory Agreement at each Meeting, the Board considered various factors that its members determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor, including the performance of the firm with respect to other funds; (ii) the fee to be paid to the Advisor by each Fund; and (iii) potential economies of scale.

●

Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement. In this regard, its members reviewed each Fund’s investment goal and proposed investment strategy, and the firm’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. The Trustees reviewed the management team at the Advisor that would be responsible for managing each Fund,

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

including staffing, skills and compensation program, and considered various other portfolios advised by the Advisor. The Trustees also discussed Pacer’s intention to engage a sub-adviser to manage PTBD on a daily basis, and discussed other steps that could be taken in the event that the sub-advisory approach was not an option or otherwise was not pursued.

Based on its review, the Board determined that the Advisor was capable of providing all necessary advisory services required by the various Funds, as indicated by the firm’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of comparable funds managed by the firm. With specific regard to HERD and TRND, the Board considered the services to be provided by the Advisor and determined that these services were not duplicative of those provided by the Advisor to the underlying Pacer Funds. The Board also considered other services provided to the Funds by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Advisor.

●

Costs of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Advisor and each Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratios of each Fund with the expense ratios of the ETFs and other funds in each Fund’s projected peer group. The Board compared each Fund’s expense ratio to the expense ratios of funds in its peer group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the peer group. It also noted that the Advisor had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and benefits received (or proposed or likely to be received), by the Advisor from its relationship with the Funds, taking into account assessments of the Advisor’s profitability prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●	Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of the Funds may grow in the future.

Based on its deliberations and its evaluation of the information described above, at each Meeting the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to each Fund; and (c) agreed to approve the Investment Advisory Agreement as to each Fund for a term of two years. In its deliberations at each Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTE 6 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees. The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, PA 19335. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee , Chairman, President and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)	21	Director, First Cornerstone Bank (2000-2016)
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	21	None
Jonathan H. Newman, Sr. Born: 1962	Trustee	Indefinite Term; since 2015	CEO and Chairman, Newman Wine & Spirits (since 2007)	21	None
Dennis J. Ryan Born: 1947	Trustee	Indefinite Term; since 2017	Principal/Owner, Brendan Abstract Company, Inc. (title insurance) (since 1999)	21	None
Officers who are not Trustees:
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)	N/A	None
Bruce Kavanaugh Born: 1964	Secretary	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2004), Vice President, Pacer Financial, Inc. (since 2004)	N/A	None
Perpetua Seidenberg Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1990	Chief Compliance Officer and AML Officer	Indefinite Term; since 2018	Compliance Director, Vigilant Compliance, LLC (an investment management services company) (since 2014); Auditor, PricewaterhouseCoopers (2012-2014)	N/A	None

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor inaccordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

(This Page Intentionally Left Blank.)

Advisor Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, PA 19355

Index Provider

Index Design Group, LLC
500 Chesterfield Parkway
Malvern, PA 19355

Benchmark Investments, LLC
1115 Broadway, 12th Floor
New York, NY 10010

CFRA
One New York Plaza, 34th Floor
New York, NY 10004

VETS Indexes, LLC
6 East 39th Street, Suite 1003
New York, NY 10016

Sub Adviser Vident Investment Advisory, LLC 1125 Sanctuary Parkway, Suite 515 Alpharetta, GA 30009

Distributor Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Custodian U.S. Bank National Association Custody Operations 1555 North Rivercenter Drive Milwaukee, WI 53212
Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Independent Registered Public Accounting Firm Sanville & Company 1514 Old York Rd. Abington, PA 19001
Legal Counsel Practus, LLP 137 Airdale Road Bryn Mawr, PA 19010

PACER TRENDPILOT® US LARGE CAP ETF	PTLC	CUSIP 69374H105
PACER TRENDPILOT® US MID CAP ETF	PTMC	CUSIP 69374H204
PACER TRENDPILOT® 100 ETF	PTNQ	CUSIP 69374H303
PACER TRENDPILOT® EUROPEAN INDEX ETF	PTEU	CUSIP 69374H808
PACER GLOBAL CASH COWS DIVIDEND ETF	GCOW	CUSIP 69374H709
PACER US CASH COWS 100 ETF	COWZ	CUSIP 69374H881
PACER US SMALL CAP CASH COWS 100 ETF	CALF	CUSIP 69374H857
PACER DEVELOPED MARKETS INTERNATIONAL CASH COWS 100 ETF	ICOW	CUSIP 69374H873
PACER WEALTHSHIELD ETF	PWS	CUSIP 69374H840
PACER MILITARY TIMES BEST EMPLOYERS ETF	VETS	CUSIP 69374H832
PACER BENCHMARK RETAIL REAL ESTATE SCTR℠ ETF	RTL	CUSIP 69374H782
PACER BENCHMARK INDUSTRIAL REAL ESTATE SCTR℠ ETF	INDS	CUSIP 69374H766
PACER BENCHMARK DATA & INFRASTRUCTURE REAL ESTATE SCTR℠ ETF	SRVR	CUSIP 69374H741
PACER US EXPORT LEADERS ETF	PEXL	CUSIP 69374H402
PACER CFRA-STOVALL EQUAL WEIGHT SEASONAL ROTATION ETF	SZNE	CUSIP 69374H691
PACER US CASH COWS GROWTH ETF	BUL	CUSIP 69374H667
PACER TRENDPILOT® INTERNATIONAL ETF	PTIN	CUSIP 69374H683
PACER EMERGING MARKETS CASH COWS 100 ETF	ECOW	CUSIP 69374H665
PACER TRENDPILOT® FUND OF FUNDS ETF	TRND	CUSIP 69374H675
PACER CASH COWS FUND OF FUNDS ETF	HERD	CUSIP 69374H659
PACER TRENDPILOT® US BOND ETF	PTBD	CUSIP 69374H642

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

1

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)	/s/ Joe Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	01/08/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joe Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	01/08/2020

By (Signature and Title)	/s/ Sean O’Hara
Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date	01/08/2020

*	Print the name and title of each signing officer under his or her signature.

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